A "DISCIPLINED" approach
to mutual fund investing


                             Fortis mutual funds
[Graphic]                    annual report
                             OCTOBER 31, 2001




Fortis U.S. Government Securities Fund

Fortis Tax-Free National Fund

Fortis Tax-Free Minnesota Fund

Fortis Value Fund

Fortis Capital Fund

Fortis Growth Fund

Fortis Capital Appreciation Fund

HOW TO USE THIS REPORT

The funds included in this report
changed their fiscal year end to
October 31, (See Notes to
Financial Statements for further
details).

For a quick overview of each
fund's performance during the
past one to three month period,
refer to the Highlights box. The
letter from the portfolio
managers provide a more detailed
analysis of the fund and
financial markets.

The charts alongside the letter
are useful because they provide
more information about your
investments. The top holdings
chart shows the types of
securities in which the
portfolios invests, and the pie
chart shows a breakdown of each
portfolios' assets by sector.
Additional information concerning
fund performance and policies can
be found in the Notes to
Financial Statements.

The performance chart graphically
compares each portfolios' total
return performance with a
selected investment index.
Remember, however, that an index
may reflect the performance of
securities the portfolio may not
hold. Also, the index does not
deduct investment advisory fees
and other fund expenses, whereas
your portfolio does. Individuals
cannot buy an unmanaged index
fund without incurring some
charges and expenses.

This report is just one of
several tools you can use to
learn more about your investment
in the Fortis Family of Products
and Services. Your investment
representative, who understands
your personal financial
situation, can best explain the
features of your investment and
how it's designed to help you
meet your financial goals.

    CONTENTS

    Letter to Shareholders                                2

    Schedules of Investments
      U.S. Government Securities Fund                    10
      Tax-Free National Portfolio                        12
      Tax-Free Minnesota Portfolio                       14
      Value Fund                                         16
      Capital Fund                                       18
      Growth Fund                                        19
      Capital Appreciation Portfolio                     21

    Statements of Assets and Liabilities                 24

    Statements of Operations                             26

    Statements of Changes in Net Assets
      U.S. Government Securities Fund                    28
      Tax-Free National Portfolio                        29
      Tax-Free Minnesota Portfolio                       30
      Value Fund                                         31
      Capital Fund                                       32
      Growth Fund                                        33
      Capital Appreciation Portfolio                     34

    Notes to Financial Statements                        35

    Independent Auditors' Report                         55

    Federal Income Tax Information                       56

    Directors and Officers                               57

  TOLL-FREE PERSONAL ASSISTANCE

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     Monday thru Friday

  TOLL-FREE INFORMATION LINE

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     transaction activity or net asset
     value information

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  FOR MORE INFORMATION ABOUT FORTIS PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

  TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
  (800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT WWW.FFG.US.FORTIS.COM.

HIGHLIGHTS

FOR THE PERIODS ENDED OCTOBER 31, 2001:

                                                 CLASS A    CLASS B    CLASS C    CLASS E    CLASS H    CLASS Z
                                                 -------    -------    -------    -------    -------    -------
U.S. GOVERNMENT SECURITIES FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 9.37     $ 9.34     $ 9.34     $ 9.37     $ 9.34         --
  End of period***...........................    $ 9.67     $ 9.64     $ 9.64     $ 9.67     $ 9.64         --
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $0.120     $0.101     $0.101     $0.125     $0.101         --

TAX-FREE NATIONAL PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $11.05     $11.04     $11.02     $11.07     $11.03         --
  End of period*.............................    $11.16     $11.15     $11.13     $11.18     $11.15
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $0.037     $0.030     $0.030     $0.040     $0.030         --

TAX-FREE MINNESOTA PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $10.31     $10.31     $10.34     $10.35     $10.34         --
  End of period*.............................    $10.42     $10.42     $10.44     $10.45     $10.44         --
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $0.036     $0.029     $0.029     $0.038     $0.029         --

VALUE FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $13.30     $12.85     $12.86         --     $12.86         --
  End of period**............................    $11.99     $11.57     $11.57         --     $11.58         --

CAPITAL FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $15.09     $13.81     $13.81         --     $13.83         --
  End of period**............................    $14.23     $13.00     $13.00         --     $13.02         --

GROWTH FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $21.62     $19.53     $19.53         --     $19.55     $22.24
  End of period**............................    $19.21     $17.33     $17.34         --     $17.36     $19.77

CAPITAL APPRECIATION PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $21.24     $19.76     $19.77         --     $19.77         --
  End of period**............................    $19.04     $17.70     $17.71         --     $17.71         --

    * For the one-month period ended October 31, 2001.
   ** For the two-month period ended October 31, 2001.
  *** For the three-month period ended October 31, 2001.

PORTFOLIO COMPOSITION BY SECTOR
AS OF 10/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FNMA's                            33.3%
FHLMC's                           21.5%
U.S. Treasury Securities          17.8%
Other Direct Federal Obligations  13.3%
GNMA's                             8.6%
Cash Equivalents/Receivables       5.5%

TOP 10 HOLDINGS AS OF 10/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  FHLB (7.31%) 2004                                      12.2%
 2.  U.S. Treasury Note (2.75%) 2003                         6.2%
 3.  U.S. Treasury Note (3.50%) 2011                         4.6%
 4.  U.S. Treasury Note (6.00%) 2009                         4.5%
 5.  FHLMC Note (6.625%) 2009                                4.5%
 6.  FHLMC Remic (6.00%) 2014                                3.6%
 7.  FNMA (6.50%) 2031                                       3.6%
 8.  FNMA (6.00%) 2029                                       3.5%
 9.  GNMA (7.00%) 2028                                       3.3%
10.  FHLMC Note (5.75%) 2009                                 3.1%

CLASSES A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                                Since
                                               1 Year          5 Year         Inception+
------------------------------------------------------------------------------------------
Class A sharesDiamond                             +13.56%          +7.09%           +7.76%
Class A sharesDiamond Diamond                      +8.45%          +6.11%           +7.05%
Class B sharesDiamond                             +12.76%          +6.32%           +6.96%
Class B sharesDiamond Diamond                      +9.16%          +6.04%           +6.96%
Class C sharesDiamond                             +12.88%          +6.35%           +6.97%
Class C sharesDiamond Diamond                     +11.88%          +6.35%           +6.97%
Class H sharesDiamond                             +12.75%          +6.32%           +6.96%
Class H sharesDiamond Diamond                      +9.15%          +6.03%           +6.96%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes ( A, B, C, E and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Classes E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without sales charge.
Diamond With sales charge. Assumes redemption on October 31, 2001.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS U.S. GOVERNMENT SECURITIES FUND

HOW DID THE FUND PERFORM?

During the three-month period ended October 31, 2001, the fund produced a total return of 4.57%, for Class E before sales charge versus a return of 4.65% for the Lehman Brothers Intermediate Government Index.

WHY DID THE FUND PERFORM THIS WAY?

High quality fixed income assets have done well in 2001, as expected in a year dominated by slowing economic growth and uncertainty. Treasuries and agencies have seen strong demand as investors have moved into fixed income. Within the mortgage market, rates have remained low all year, but not dropping as much as many consumers would have expected. With the federal funds target rate dropping 3.5% through the first three quarters of the year, the ten-year treasury, which is more closely associated with mortgage rates, was down just a bit more than 0.5%. However, mortgage-refinancing activity was very active with an increasing population taking cash-out to pay off other debt. The demand from investors has remained very strong, and mortgages have done well considering the market environment.

WHAT IS YOUR OUTLOOK?

Although it is too soon to make any firm conclusions, the events of September 11th seems to have shaken the consumers desire to spend, with consensus forecasts now calling for a recession for the remainder of 2001 and uncertainty going into 2002. However, the combination of monetary and fiscal stimulus has been significant and in the past has proven to be effective at jump-starting the American economy. There is always event risk to any economic forecast, and it feels much greater today, but rates seem to be nearing a resistance level. We expect that value will be added through security selection, as opposed to overall rate direction.

After a year of strong refinancing activity, the mortgage market is on the verge of another significant refinancing spike. Even though the high prepayments will put a lid on price upside, mortgages still offer a good yield pickup versus treasuries. We have also added to our holdings in Treasury Inflation Protection Securities, which offer good long-term value to a high quality fund.

VALUE OF $10,000 INVESTED NOVEMBER 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT SECURITIES FUND
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR  10 YEAR
CLASS E*   +8.84%   +6.39%  +6.11%
CLASS E**  +13.97%  +7.37%   +6.60%

         LEHMAN BROTHERS INTERMEDIATE  U.S. GOVERNMENT
             GOVERNMENT INDEX ***      SECURITIES FUND
11/1/91                       $10,000           $9,550
92                            $10,985          $10,302
93                            $11,997          $11,296
94                            $11,792          $10,613
95                            $13,182          $12,048
96                            $13,930          $12,676
97                            $14,950          $13,734
98                            $16,373          $14,982
99                            $16,507          $14,856
00                            $17,617          $15,873
01                            $20,057          $18,090

                        Annual period ended October 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of four to five years.

FORTIS TAX-FREE NATIONAL AND MINNESOTA PORTFOLIOS

HOW DID THE FUNDS PERFORM?

During the month ended October 31, 2001, the Fortis Tax-Free National Portfolio returned of 1.35%, for Class E before sales charge and Fortis Tax-Free Minnesota returned 1.33% versus a 1.19% return for the Lehman Brothers Municipal Bond Index.

WHY DID THE FUNDS PERFORM THIS WAY?

The municipal market's rally during the third quarter and into the fourth quarter was the product of a typical lack of supply, flight to the quality of the municipal market and the Treasury Department's announcement of the elimination of the 30 year bond which carried over into the municipal market. In general, during this rally, the portfolios benefited from their overall long duration relative to the Peer Group and Benchmark. Performance was further enhanced by each funds' overweight in the long intermediate part of the municipal curve and focus on high quality credits.

WHAT IS YOUR OUTLOOK?

We are cautious going forward. Early signs of financial stress for a number of municipal sectors will only be exacerbated by the horrible events of September 11th. We expect to continue to see greater than typical issuance going into the end of the year as a number of municipal credits miss early revenue estimates and find the need for additional short-term borrowings. We expect the market will find it difficult to absorb the additional issuance given low absolute yields, a general expectation for an economic rebound next year and an attraction to other investment products that benefit from an improving economy. We will look to overweight general obligation bonds because we expect that sector will outperform revenue bonds given general obligation bonds have greater revenue diversification. However, we will avoid those economies that are heavily reliant on tourism or air traffic for economic activity. We believe that credit quality will increase in importance and have increased our scrutiny of those revenue bonds we hold and consider for purchase. We will stick with the better quality issuers in the revenue sector and will specifically avoid low quality transportation issuers. Finally, we are gradually reducing our long holding in favor of creating a more laddered portfolio. We believe the funds will benefit from this approach going forward, especially in the case where economic recovery accelerates.

Depending on market conditions, we will look to bring our duration back to a neutral position to our peers in 2002.

PORTFOLIO COMPOSITION BY INDUSTRY
AS OF 10/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                  20.7%
Utilities-Electric                   19.5%
Utilities-Water and Sewer            12.8%
Refunded with U.S. Gov't Securities   9.2%
Health Care/Services                  8.8%
Higher Education                      7.1%
Transportation                        6.7%
Housing                               5.6%
Cash Equivalents/Receivables          3.9%
Pollution Control                     2.3%
Public Facilities                     1.9%
Other                                 1.5%

TOP 10 HOLDINGS AS OF 10/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Ohio State Turnpike Commission (5.50%) 2017             4.8%
 2.  North Carolina Municipal Power Agency (5.50%) 2014      4.6%
 3.  University of Minnesota Revenue Bond (5.75%) 2017       4.3%
 4.  Southern California Public Power (6.36%) 2013           4.1%
 5.  Phoenix, AZ General Obligation (6.25%) 2017             3.8%
 6.  Detroit, MI Water System (6.50%) 2015                   3.7%
 7.  Fulton County, GA Water & Sewer (6.375%) 2014           3.7%
 8.  North Carolina Eastern Municipal Power Agency
     (5.00%) 2017                                            3.6%
 9.  Sulphur Springs, CA General Obligation (7.00%)
     2012                                                    3.0%
10.  Cleveland, OH Ohio Public Power System (5.031%)
     2009                                                    2.8%

FORTIS TAX-FREE NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED NOVEMBER 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NATIONAL PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR  10 YEAR
CLASS E*    +5.50%  +4.81%   +5.87%
CLASS E**  +10.47%  +5.78%   +6.36%

             LEHMAN BROTHERS      NATIONAL PORTFOLIO
         Municipal Bond Index***             Class E
11/1/91                  $10,000              $9,550
92                       $10,839             $10,230
93                       $12,366             $11,843
94                       $11,827             $11,208
95                       $13,582             $12,702
96                       $14,356             $13,359
97                       $15,575             $14,383
98                       $16,824             $15,386
99                       $16,526             $14,829
00                       $17,932             $16,016
01                       $19,816             $17,694

                        Annual period ended October 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** An unmanaged index of municipal bonds with maturities greater than two years.

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                                Since
                                               1 Year          5 Year         Inception+
------------------------------------------------------------------------------------------
Class A sharesDiamond                             +10.21%          +5.53%           +7.00%
Class A sharesDiamond Diamond                      +5.25%          +4.56%           +6.29%
Class B sharesDiamond                              +9.42%          +4.74%           +6.18%
Class B sharesDiamond Diamond                      +5.82%          +4.44%           +6.18%
Class C sharesDiamond                              +9.34%          +4.71%           +6.16%
Class C sharesDiamond Diamond                      +8.34%          +4.71%           +6.16%
Class H sharesDiamond                              +9.42%          +4.70%           +6.18%
Class H sharesDiamond Diamond                      +5.82%          +4.40%           +6.18%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without sales charge.
Diamond Diamond  With sales charge. Assumes redemption on October 31, 2001.
              + Since November 14, 1994 -- Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY
AS OF 10/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                  39.3%
Higher Education                     11.2%
Miscellaneous                        10.8%
Utilities-Electric                    7.8%
Housing                               7.1%
Health Care/Services                  6.4%
Cash Equivalents/Receivables          4.4%
Refunded with U.S. Gov't Securities   4.2%
Utilities-Water and Sewer             3.1%
Transportation                        3.0%
Pollution Control                     2.7%

TOP 10 HOLDINGS AS OF 10/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Sauk Rapids (City of), MN, Independent School
     District (5.43%) 2010                                   4.1%
 2.  Brainerd (City of), MN (6.65%) 2017                     4.1%
 3.  Minnesota State Retirement System (5.875%) 2022         4.0%
 4.  Becker (City of), MN, Independent School District
     (6.00%) 2017                                            3.8%
 5.  Lakeville (City of), MN, Independent School
     District (5.10%) 2010                                   3.2%
 6.  Puerto Rico, Commonwealth Aqueduct & Sewer (6.25%)
     2013                                                    3.1%
 7.  Puerto Rico, Commonwealth Highway & Transportation
     (5.50%) 2013                                            3.0%
 8.  University of MN (Regents of) (5.75%) 2018              3.0%
 9.  Waconia (City of), MN, Health Care Facility
     (6.10%) 2019                                            2.9%
10.  University of MN (Regents of) (5.50%) 2021              2.9%

FORTIS TAX-FREE MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED NOVEMBER 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MINNESOTA PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR  5 YEAR  10 YEAR
CLASS E*   +4.85%  +4.68%   +5.64%
CLASS E**  +9.79%  +5.65%   +6.12%

             LEHMAN BROTHERS      MINNESOTA PORTFOLIO
         Municipal Bond Index***              Class E
11/1/91                  $10,000               $9,550
92                       $10,839              $10,230
93                       $12,366              $11,706
94                       $11,827              $11,256
95                       $13,582              $12,596
96                       $14,356              $13,149
97                       $15,575              $14,052
98                       $16,824              $15,053
99                       $16,526              $14,695
00                       $17,932              $15,762
01                       $19,816              $17,305

                        Annual Period ended October 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** An unmanaged index of municipal bonds with maturities greater than two years.

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                               Since
                                              1 Year          5 Year         Inception+
-----------------------------------------------------------------------------------------
Class A sharesDiamond                             +9.66%          +5.39%           +6.54%
Class A sharesDiamond Diamond                     +4.72%          +4.43%           +5.84%
Class B sharesDiamond                             +8.87%          +4.62%           +5.72%
Class B sharesDiamond Diamond                     +5.27%          +4.32%           +5.72%
Class C sharesDiamond                             +8.86%          +4.61%           +5.74%
Class C sharesDiamond Diamond                     +7.86%          +4.61%           +5.74%
Class H sharesDiamond                             +8.74%          +4.61%           +5.74%
Class H sharesDiamond Diamond                     +5.14%          +4.31%           +5.74%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without sales charge.
Diamond Diamond  With sales charge. Assumes redemption on October 31, 2001.
              + Since November 14, 1994 -- Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 10/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Finance                       27.8%
Technology                    19.4%
Consumer Cyclical             12.0%
Basic Materials               11.1%
Services                       9.0%
Health Care                    6.8%
Energy                         6.2%
Cash Equivalents/Receivables   2.8%
Capital Goods                  2.0%
Transportation                 1.9%
Utilities                      1.0%

TOP 10 HOLDINGS AS OF 10/31/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  WorldCom, Inc. -- WorldCom Group (with rights)          5.7%
 2.  Citigroup, Inc.                                         5.2%
 3.  Alcoa, Inc.                                             4.8%
 4.  Adelphia Communications Corp. Class A                   4.1%
 5.  TJX Companies, Inc.                                     4.0%
 6.  International Business Machines Corp.                   3.7%
 7.  RenaissanceRe Holdings Ltd. ADR                         3.5%
 8.  Washington Mutual, Inc. (with rights)                   3.3%
 9.  Pharmacia Corp. (with rights)                           3.1%
10.  Webster Financial Corp.                                 2.4%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                                 Since
                                               1 Year           5 Year         Inception+
-------------------------------------------------------------------------------------------
Class B sharesDiamond                              -12.77%          +8.74%           +9.64%
Class B sharesDiamond Diamond                      -15.50%          +8.48%           +9.54%
Class C sharesDiamond                              -12.84%          +8.73%           +9.64%
Class C sharesDiamond Diamond                      -13.62%          +8.73%           +9.64%
Class H sharesDiamond                              -12.76%          +8.75%           +9.65%
Class H sharesDiamond Diamond                      -15.49%          +8.50%           +9.56%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on October 31, 2001.
              +  Shares were first offered to the public January 2, 1996.

FORTIS VALUE FUND

HOW DID THE FUND PERFORM?

During the two month period ended October 31, 2001, the Fortis Value Fund returned -9.85%, for Class A before sales charge. The fund's return trailed the Russell 3000 Value Index, which returned -7.90%.

WHY DID THE FUND PERFORM THIS WAY?

During this short period the dominant market event was the tragedy of September 11, which tilted the U.S. economy into recession. The Fortis Value Fund maintained a long-term view, which is not influenced by short-term emotions. The focus remained on finding good companies with temporarily low valuations. The fund remained fully invested in equities.

WHAT IS YOUR OUTLOOK?

We, like nearly everyone else in the world, were shocked and saddened by the tragic events of September 11th. The fund, as well as the overall market, was adversely affected by the events of September 11, however, we are confident that over the long run the U.S. economy will recover and prosper once again. The near-term outlook for the U.S. economy will be poor, but aggressive fiscal and monetary policy actions, coupled with low inflation, should reignite growth in 2002.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

VALUE FUND
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR  SINCE JANUARY 2, 1996@
CLASS A*   -16.32%  +8.49%          +9.54%
CLASS A**  -12.15%  +9.55%         +10.46%

                         RUSSELL 3000
        BARRA VALUE***  VALUE INDEX****  VALUE FUND CLASS A
1/2/96     $10,000          $10,000            $9,525
  96       $11,498          $11,451           $10,782
97             $15,241          $15,295             $13,408
98             $17,029          $17,220             $14,165
99             $20,263          $19,850             $15,950
00             $22,227          $21,102             $19,366
01             $18,136          $18,867             $17,013

                        Annual period ended October 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** The Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
**** An unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. Going forward the fund will use the Russell 3000 Value Index because it is better suited for the investment strategy of the fund.
   @  Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY
AS OF 10/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    31.4%
Health Care                   25.2%
Services                      16.7%
Finance                       12.8%
Consumer Cyclical              4.4%
Consumer Staples               3.7%
Cash Equivalents/Receivables   2.2%
Capital Goods                  1.3%
Utilities                      1.3%
Energy                         0.5%
Basic Materials                0.5%

TOP 10 HOLDINGS AS OF 10/31/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Microsoft Corp.                                         6.5%
 2.  Pharmacia Corp. (with rights)                           5.4%
 3.  General Electric Co.                                    5.0%
 4.  American Home Products Corp. (with rights)              4.8%
 5.  AstraZeneca Group plc ADR                               4.2%
 6.  First Data Corp.                                        3.9%
 7.  Dell Computer Corp. (with rights)                       3.9%
 8.  American International Group, Inc.                      3.5%
 9.  AOL Time Warner, Inc. (with rights)                     3.4%
10.  Abbott Laboratories (with rights)                       2.8%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                                  Since
                                               1 Year           5 Year         Inception+
--------------------------------------------------------------------------------------------
Class B sharesDiamond                              -25.95%          +9.33%           +11.29%
Class B sharesDiamond Diamond                      -27.88%          +9.31%           +11.29%
Class C sharesDiamond                              -25.95%          +9.34%           +11.29%
Class C sharesDiamond Diamond                      -26.54%          +9.34%           +11.29%
Class H sharesDiamond                              -25.96%          +9.35%           +11.30%
Class H sharesDiamond Diamond                      -27.89%          +9.33%           +11.30%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on October 31, 2001.
              + Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS CAPITAL FUND

HOW DID THE FUND PERFORM?

During the two month period ended October 31, 2001, the Fortis Capital Fund returned -5.70%, for Class A before sales charge. The fund's return trailed the Russell 1000 Growth Index, which returned -5.25% for the same time period.

WHY DID THE FUND PERFORM THIS WAY?

During this short period the dominant market event was the tragedy of September 11, which tilted the US economy into recession. The Fortis Capital Fund maintained a long-term view, which is not influenced by short-term emotions. The focus remained on finding good companies with strong growth prospects. The fund remained fully invested in equities.

WHAT IS YOUR OUTLOOK?

We, like nearly everyone else in the world, were shocked and saddened by the tragic events of September 11th. The fund, as well as the overall market, was adversely affected by the events of September 11, however, we are confident that over the long run the US economy will recover and prosper once again. The near-term outlook for the US economy will be poor, but aggressive fiscal and monetary policy actions, coupled with low inflation, should reignite growth in 2002.

VALUE OF $10,000 INVESTED NOVEMBER 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CAPITAL FUND
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR   10 YEAR
CLASS A*   -28.95%   +9.08%  +10.67%
CLASS A**  -25.41%  +10.15%  +11.21%

         S&P 500 ***  RUSSELL 1000 GROWTH ****  CAPITAL FUND CLASS A
11/1/91      $10,000                   $10,000                $9,525
92           $10,994                   $11,369               $10,916
93           $12,628                   $12,200               $11,817
94           $13,126                   $12,860               $12,695
95           $16,581                   $16,620               $14,764
96           $20,571                   $20,283               $16,999
97           $27,189                   $26,461               $21,302
98           $33,171                   $32,979               $23,950
99           $41,685                   $44,273               $30,859
00           $44,222                   $48,404               $36,955
01           $33,217                   $29,701               $27,566

                        Annual period ended October 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a sales charge of 8.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
**** An unmanaged index of the largest 1000 companies within the Russell 3000 Index, measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Going forward, the fund will use Russell 1000 Growth Index because it is better suited for the investment strategy of the fund.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 10/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    27.2%
Consumer Cyclical             20.2%
Services                      14.8%
Health Care                   13.8%
Finance                        8.7%
Capital Goods                  6.1%
Basic Materials                3.0%
Cash Equivalents/Receivables   2.4%
Energy                         2.4%
Consumer Staples               1.4%

TOP 10 HOLDINGS AS OF 10/31/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Intuit, Inc. (with rights)                              4.8%
 2.  Barnes & Noble, Inc.                                    4.7%
 3.  Beckman Coulter, Inc. (with rights)                     3.0%
 4.  Staples, Inc.                                           3.0%
 5.  NIKE, Inc. Class B                                      3.0%
 6.  AOL Time Warner, Inc. (with rights)                     2.4%
 7.  Edwards Lifesciences Corp.                              2.4%
 8.  Thermo Electron Corp. (with rights)                     2.0%
 9.  Pentair, Inc.                                           2.0%
10.  EchoStar Communications Corp. Class A                   1.9%

CLASS B, C, H AND Z AVERAGE ANNUAL TOTAL RETURNS

                                                                           Since
                                    1 Year         5 Year                Inception
---------------------------------------------------------------------------------------------
Class B sharesDiamond                  -40.60%         +6.84%                         +10.62%+
Class B sharesDiamond Diamond          -41.69%         +6.87%                         +10.62%+
Class C sharesDiamond                  -40.57%         +6.85%                         +10.63%+
Class C sharesDiamond Diamond          -40.94%         +6.85%                         +10.63%+
Class H sharesDiamond                  -40.58%         +6.87%                         +10.64%+
Class H sharesDiamond Diamond          -41.67%         +6.90%                         +10.64%+
Class Z shares                         -39.98%         +7.95%                          +9.07%++

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, H and Z) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase. Class Z has no sales charge or CDSC.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on October 31, 2001.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.
 ++  Since March 1, 1996 -- Date shares were first offered to the public.

FORTIS GROWTH FUND

HOW DID THE FUND PERFORM?

During the two month period ended October 31, 2001, the Fortis Growth Fund returned -11.15% for Class A before sales charge. The fund's return trailed the Russell 3000 Growth Index, which returned -5.45% for the same time period.

WHY DID THE FUND PERFORM THIS WAY?

During this short period the dominant market event was the tragedy of September 11, which tilted the U.S. economy into recession. The Fortis Growth Fund maintained a long-term view, which is not influenced by short-term emotions. The focus remained on finding good companies with strong growth prospects. The fund remained fully invested in equities.

WHAT IS YOUR OUTLOOK?

We, like nearly everyone else in the world, were shocked and saddened by the tragic events of September 11th. The fund, as well as the overall market, was adversely affected by the events of September 11, however, we are confident that over the long run the U.S. economy will recover and prosper once again. The near-term outlook for the U.S. economy will be poor, but aggressive fiscal and monetary policy actions, coupled with low inflation, should reignite growth in 2002.

VALUE OF $10,000 INVESTED NOVEMBER 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH FUND
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR  10 YEAR
CLASS A*   -43.00%  +6.61%   +8.93%
CLASS A**  -40.15%  +7.65%   +9.46%

                              RUSSELL 3000
         S&P 400 MIDCAP***  GROWTH INDEX****  GROWTH FUND CLASS A
11/1/91       $10,000           $10,000             $9,525
  92          $10,843           $11,317             $10,157
93                 $13,120           $12,307              $12,221
94                 $13,430           $12,901              $11,327
95                 $16,279           $16,556              $14,230
96                 $19,103           $20,055              $16,272
97                 $25,340           $26,000              $18,997
98                 $27,034           $31,306              $19,048
99                 $32,723           $41,919              $25,423
00                 $43,076           $46,029              $39,306
01                 $37,721           $27,919              $23,523

                        Annual period ended October 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** An unmanaged index of common stocks that measures the performance of the mid-range sector of the U.S. stock market.
**** An unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Going forward, the fund will use the Russell 3000 Growth Index because it is better suited for the investment strategy of the fund.

PORTFOLIO COMPOSITION BY INDUSTRY
AS OF 10/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    26.0%
Health Care                   19.6%
Services                      14.9%
Consumer Cyclical             10.8%
Finance                        9.6%
Energy                         4.8%
Capital Goods                  3.6%
Basic Materials                3.4%
Transportation                 3.4%
Cash Equivalents/Receivables   2.2%
Consumer Staples               1.7%

TOP 10 HOLDINGS AS OF 10/31/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Investment Technology Group, Inc. (with rights)         2.1%
 2.  Edwards Lifesciences Corp.                              1.2%
 3.  IDEXX Laboratories, Inc. (with rights)                  1.1%
 4.  XTO Energy, Inc. (with rights)                          1.1%
 5.  Too, Inc. (with rights)                                 1.1%
 6.  Renal Care Group, Inc.                                  1.1%
 7.  Respironics, Inc.                                       1.0%
 8.  Unit Corp.                                              1.0%
 9.  NPS Pharmaceuticals, Inc.                               1.0%
10.  GTECH Holdings Corp.                                    1.0%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                                  Since
                                               1 Year           5 Year         Inception+
--------------------------------------------------------------------------------------------
Class B sharesDiamond                              -48.61%          +6.11%           +10.96%
Class B sharesDiamond Diamond                      -49.21%          +6.11%           +10.96%
Class C sharesDiamond                              -48.65%          +6.09%           +10.96%
Class C sharesDiamond Diamond                      -48.90%          +6.09%           +10.96%
Class H sharesDiamond                              -48.65%          +6.09%           +10.96%
Class H sharesDiamond Diamond                      -49.26%          +6.09%           +10.96%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years or 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on October 31, 2001.
              + Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS CAPITAL APPRECIATION PORTFOLIO

HOW DID THE FUND PERFORM?

During the two month period ended October 31, 2001, the Fortis Capital Appreciation Portfolio returned -10.36%, for Class A before sales charge. The fund's return trailed the Russell 2000 Growth Index, which returned -8.07% for the same time period.

WHY DID THE FUND PERFORM THIS WAY?

During this short period the dominant market event was the tragedy of September 11, which tilted the U.S. economy into recession. The Fortis Capital Appreciation Portfolio maintained a long-term view, which is not influenced by short-term emotions. The focus remained on finding good companies with strong growth prospects. The fund remained fully invested in equities.

WHAT IS YOUR OUTLOOK?

We, like nearly everyone else in the world, were shocked and saddened by the tragic events of September 11th. The fund, as well as the overall market, was adversely affected by the events of September 11, however, we are confident that over the long run the U.S. economy will recover and prosper once again. The near-term outlook for the U.S. economy will be poor, but aggressive fiscal and monetary policy actions, coupled with low inflation, should reignite growth in 2002.
VALUE OF $10,000 INVESTED NOVEMBER 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR  10 YEAR
CLASS A*   -50.82%  +5.63%   +9.51%
CLASS A**  -48.37%  +6.66%  +10.04%

                                  RUSSELL 2000    CAPITAL APPRECIATION
         Russell 2000 Index***  Growth Index****     Portfolio Class A
11/1/91                $10,000           $10,000                $9,525
92                     $11,188           $10,507                $9,549
93                     $15,359           $13,416               $13,171
94                     $16,392           $13,293               $11,912
95                     $19,048           $16,027               $16,046
96                     $22,218           $18,164               $17,966
97                     $28,704           $22,006               $16,972
98                     $25,363           $18,519               $16,395
99                     $29,153           $23,943               $31,177
00                     $34,286           $27,810               $48,039
01                     $29,978           $19,047               $24,804

                        Annual period ended October 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** An unmanaged index of common stocks of the smallest 2000 companies in the Russell 3000 index, which represents approximately 11% of the Russell 3000 Index.
**** An unmanaged index of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Going forward, the fund will use the Russell 2000 Growth Index because it is better suited for the investment strategy of the fund.

FORTIS MUTUAL FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
October 31, 2001

U.S. GOVERNMENT SECURITIES-94.47%
--------------------------------------------------------------------------------

    Principal                                                                     Market
     Amount                                                       Cost (a)      Value (b)
   -----------                                                  ------------   ------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION-21.50%
                MORTGAGE BACKED SECURITIES:
   $12,884,493  6.50% 2031...................................   $ 12,776,943   $ 13,280,692
    1,499,850   7.00% 2029-2031..............................      1,529,364      1,564,739
      708,922   9.00% 2022...................................        753,894        778,237
       26,009   10.50% 2015..................................         27,968         27,711
       65,933   11.25% 2013..................................         71,538         74,857
      243,771   11.50% 2015-2019.............................        264,655        278,669
      338,583   11.75% 2010-2011.............................        375,034        384,512
       65,491   12.50% 2019..................................         71,115         75,144
                                                                ------------   ------------
                                                                  15,870,511     16,464,561
                                                                ------------   ------------
                NOTES:
    5,400,000   5.25% 2006...................................      5,670,050      5,686,108
    7,600,000   5.75% 2009...................................      7,522,400      8,115,462
   10,400,000   6.625% 2009..................................     10,896,080     11,758,022
    3,965,000   6.90% 2007...................................      3,887,627      4,479,066
                                                                ------------   ------------
                                                                  27,976,157     30,038,658
                                                                ------------   ------------
                REMIC - PAC'S:
    9,000,000   6.00% 2014...................................      9,218,468      9,383,040
                                                                ------------   ------------
                TOTAL FEDERAL HOME LOAN MORTGAGE
                  CORPORATION................................     53,065,136     55,886,259
                                                                ------------   ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION-33.34%
                MORTGAGE BACKED SECURITIES:
    3,174,578   5.50% 2015...................................      3,060,137      3,232,517
    2,340,382   5.85% 2009...................................      2,340,731      2,473,506
    2,907,022   5.89% 2008...................................      2,608,479      3,078,897
   17,611,186   6.00% 2016-2031..............................     16,771,549     17,963,234
    1,406,443   6.01% 2009...................................      1,428,557      1,498,889
    2,830,655   6.36% 2008...................................      2,827,488      3,063,720
   24,561,839   6.50% 2013-2031..............................     24,145,603     25,488,961
    5,857,841   6.52% 2008...................................      5,595,302      6,383,459
    1,870,137   6.63% 2005...................................      1,902,426      2,024,503
    6,386,549   7.184% 2006..................................      6,333,433      7,088,743
    2,200,124   7.50% 2030...................................      2,160,881      2,316,266
      243,569   8.00% 2025...................................        233,141        261,606
      297,101   8.50% 2022...................................        313,200        320,754
       47,007   9.00% 2020...................................         46,552         51,450
      362,791   9.75% 2020...................................        391,360        402,839
      332,439   10.00% 2020..................................        362,670        377,624
      274,903   10.50% 2012-2018.............................        299,918        312,938
       85,087   10.75% 2013..................................         87,640         94,804
      980,202   11.00% 2015-2020.............................      1,065,966      1,118,819
      158,102   11.25% 2013..................................        166,007        177,860
       60,489   11.50% 2015..................................         65,653         69,372
      100,903   12.00% 2011-2016.............................        108,106        115,590
      264,829   12.50% 2015..................................        297,739        307,999
                                                                ------------   ------------
                                                                  72,612,538     78,224,350
                                                                ------------   ------------
                NOTES:
    2,375,000   5.50% 2006...................................      2,385,539      2,482,825
    5,100,000   7.25% 2010...................................      5,216,664      5,952,740
                                                                ------------   ------------
                                                                   7,602,203      8,435,565
                                                                ------------   ------------
                TOTAL FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION................................     80,214,741     86,659,915
                                                                ------------   ------------

--------------------------------------------------------------------------------

    Principal                                                                     Market
     Amount                                                       Cost (a)      Value (b)
   -----------                                                  ------------   ------------
                GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION-8.56%
                MORTGAGE BACKED SECURITIES:
   $17,570,965  7.00% 2028-2030..............................   $ 17,081,206   $ 18,369,962
      982,736   8.00% 2017-2022..............................      1,008,074      1,054,259
      599,104   9.00% 2022...................................        618,575        657,223
    1,726,046   9.50% 2016-2019..............................      1,830,282      1,925,779
      203,815   11.00% 2015-2018.............................        219,352        237,032
                                                                ------------   ------------
                TOTAL GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION................................     20,757,489     22,244,255
                                                                ------------   ------------
                OTHER DIRECT FEDERAL OBLIGATIONS-13.30%
                FEDERAL HOME LOAN BANK:
   28,650,000   7.31% 2004...................................     28,566,750     31,655,757
                                                                ------------   ------------
                TENNESSEE VALLEY AUTHORITY:
    2,800,000   5.375% 2008..................................      2,640,307      2,916,396
                                                                ------------   ------------
                TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......     31,207,057     34,572,153
                                                                ------------   ------------
                U.S. TREASURY SECURITIES-17.77%
                BONDS:
    1,500,000   10.375% 2012.................................      1,762,777      2,008,829
                                                                ------------   ------------
                NOTES:
   16,000,000   2.75% 2003...................................     15,993,895     16,103,744
   11,505,038   3.50% 2011 TIPS (d)..........................     11,652,935     11,961,649
    3,960,900   4.25% 2010 TIPS (d)..........................      4,269,544      4,318,617
   10,500,000   6.00% 2009...................................     10,889,455     11,794,860
                                                                ------------   ------------
                                                                  42,805,829     44,178,870
                                                                ------------   ------------
                TOTAL U.S. TREASURY SECURITIES...............     44,568,606     46,187,699
                                                                ------------   ------------
                TOTAL U.S. GOVERNMENT SECURITIES.............   $229,813,029   $245,550,281
                                                                ============   ============

SHORT-TERM INVESTMENTS-2.50%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (b)
   ----------                                                  ------------
               FINANCE-2.50%
   $6,493,000  State Street Bank - Repurchase Agreement,
                 2.57%, 11-1-2001 (Maturity Value
                 $6,493,463) (See Note 1)...................   $  6,493,000
       2,720   First American Treasury Obligations Fund,
                 Current rate -- 2.31%......................          2,720
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................      6,495,720
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $236,308,749) (a)..........................   $252,046,001
                                                               ============

 (a) At October 31, 2001, the cost of securities for federal income tax purposes was $236,308,749 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 15,737,510
Unrealized depreciation.....................................          (258)
--------------------------------------------------------------------------
Net unrealized appreciation                                   $ 15,737,252
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

FORTIS MUTUAL FUNDS
TAX-FREE NATIONAL PORTFOLIO
Schedule of Investments
October 31, 2001

MUNICIPAL BONDS-96.14%
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                       Market
     Amount                                                    (Unaudited)    Cost (a)      Value (b)
   ----------                                                  -----------   -----------   ------------
               ARIZONA-7.09%
   $ 500,000   Arizona School Facilities, 5.25% School Board
                 Rev 7-1-2009...............................   AAA           $  532,068    $    551,310
   1,800,000   Phoenix (City of), AZ, 6.25% General
                 Obligation Bond Ser A 7-1-2017.............   AA+            1,970,279       2,153,376
   1,225,000   Tucson (City of), AZ, 5.50% Water Rev Ref
                 Bond 7-1-2014..............................   A+             1,207,355       1,368,264
                                                                             -----------   ------------
                                                                              3,709,702       4,072,950
                                                                             -----------   ------------
               CALIFORNIA-8.13%
     500,000   Califorina State, 5.50% Dept of Water Utility
                 Rev 12-1-2010..............................   AA               533,083         572,500
   4,000,000   Southern California Public Power, 6.36% Zero
                 Coupon Bond 7-1-2013 (d)...................   A+             1,926,894       2,362,280
   2,750,000   Sulphur Springs (City of), CA, 7.00% Zero
                 Coupon General Obligation Ser A MBIA
                 Insured 9-1-2012 (d).......................   AAA            1,305,103       1,731,620
                                                                             -----------   ------------
                                                                              3,765,080       4,666,400
                                                                             -----------   ------------
               COLORADO-1.90%
   1,000,000   Denver (City of), CO, 5.375% City and County
                 Excise Tax Rev Bond Colorado Convention
                 Center Proj ser A FSA Insured 9-1-2013.....   AAA            1,057,487       1,087,750
                                                                             -----------   ------------
               GEORGIA-7.93%
   1,105,000   Fulton County School Dist, GA, 5.375% General
                 Obligation Bond 1-1-2018...................   AA             1,116,230       1,205,721
   1,765,000   Fulton County, GA, Water & Sewer, 6.375% Ref
                 Bond FGIC Insured 1-1-2014 (Escrowed to
                 Maturity)..................................   AAA            1,755,073       2,101,585
      35,000   Fulton County, GA, Water & Sewer, 6.375% Ref
                 Bond FGIC Insured 1-1-2014 (Unrefunded)....   AAA               34,770          41,223
      40,000   Georgia Municipal Electric, 6.50% Auth Power
                 Rev Ser Y 1-1-2017 (Escrowed to
                 Maturity)..................................   A                 39,650          47,980
     960,000   Georgia Municipal Electric, 6.50% Auth Power
                 Rev Ser Y 1-1-2017 (Unrefunded)............   A                951,600       1,158,566
                                                                             -----------   ------------
                                                                              3,897,323       4,555,075
                                                                             -----------   ------------
               HAWAII-0.47%
     250,000   Honolulu, Hawaii, 5.00% City & County Board
                 Water Supply 7-1-2009......................   AAA              260,649         268,752
                                                                             -----------   ------------
               ILLINOIS-1.98%
   1,000,000   Illinois Dev Fin Auth, 7.375% Power Co Proj
                 Ser 1991A 7-1-2021.........................   BBB+             992,290       1,136,850
                                                                             -----------   ------------
               KANSAS-1.88%
   1,000,000   Johnson County, KS, 5.25% School Dist 229 Ser
                 A 10-1-2012................................   AA             1,054,887       1,078,500
                                                                             -----------   ------------
               KENTUCKY-5.64%
   1,000,000   Carroll County, KY, 7.45% Collateralized
                 Pollution Control Rev Bond Utilities
                 Project Ser A 9-15-2016....................   A1             1,036,718       1,052,570
   1,000,000   Christian County, KY, 6.00% Hospital Rev Ref
                 Bond Jennie Stuart Medical Center
                 7-1-2013...................................   A-               995,852       1,042,510
   1,000,000   Louisville & Jefferson County, KY, 6.75%
                 Metro Sewer Dist Rev Bond Ser A AMBAC
                 Insured 5-15-2019 (Prerefunded 11-15-2004
                 @102)......................................   AAA              996,778       1,139,830
                                                                             -----------   ------------
                                                                              3,029,348       3,234,910
                                                                             -----------   ------------
               MICHIGAN-4.25%
     300,000   Detroit (City of), MI, 5.375%, General
                 Obligation MBIA Insured 4-1-2014...........   AAA              316,611         322,893
   1,750,000   Detroit (City of), MI, Water System, 6.50%
                 Rev Bond FGIC Insured 7-1-2015.............   AAA            1,852,350       2,115,873
                                                                             -----------   ------------
                                                                              2,168,961       2,438,766
                                                                             -----------   ------------
               MINNESOTA-10.54%
   1,140,000   Fergus Falls (City of), MN, 6.50% Health Care
                 Fac Rev Lake Region Hospital Corp Proj A
                 9-1-2018...................................   BBB+           1,133,274       1,164,145
     670,000   Minneapolis (City of), MN, 7.00% Health Care
                 Fac Rev (St. Olaf Residence) Ser 1993
                 10-1-2012..................................   NR               670,000         674,241
   1,000,000   Minnesota Agriculture and Economic
                 Development, 5.50% Healthcare System Rev
                 Fairview Hospital and Healthcare Services
                 Ser 1997A MBIA Insured 11-15-2017..........   AAA            1,003,796       1,057,200
     690,000   St. Anthony (City of), MN, 6.75% Housing Dev
                 Rev Ref Bond 7-1-2007......................   AA               690,000         711,266
   2,160,000   University of Minnesota, 5.75% Rev Bond Ser A
                 General Obligation of University
                 7-1-2017...................................   AA             2,141,662       2,445,163
                                                                             -----------   ------------
                                                                              5,638,732       6,052,015
                                                                             -----------   ------------
               MISSOURI-2.20%
   1,225,000   Missouri State Health & Educ, 7.70% Still
                 Regional Med Ctr 2-1-2013 (Prerefunded
                 2-1-2002 @102).............................   Baa3*          1,251,145       1,265,474
                                                                             -----------   ------------
               NEVADA-0.47%
     250,000   Nevada State Pollution Control, 5.00% General
                 Obligation Bond Ser A 8-1-2009.............   AA               260,740         268,930
                                                                             -----------   ------------

--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                       Market
     Amount                                                    (Unaudited)    Cost (a)      Value (b)
   ----------                                                  -----------   -----------   ------------
               NEW YORK-7.34%
   $1,000,000  New York City, NY, 8.25% General Obligation
                 Bond Ser B 6-1-2005........................   A             $  992,940    $  1,164,740
   1,000,000   New York State Dorm Auth, 5.50% State
                 University Education Fac Rev Bond Ser A
                 AMBAC Insured 5-15-2019....................   AAA            1,024,877       1,094,810
   1,000,000   New York State Dorm Auth, 6.00% Rev Cons City
                 Univ System 2nd Gen 7-1-2020...............   AA-            1,016,836       1,140,130
     750,000   New York State, 5.25% Government Assistance
                 Corp. Bond Ser E FSA Insured 4-1-2016......   AAA              757,510         812,340
                                                                             -----------   ------------
                                                                              3,792,163       4,212,020
                                                                             -----------   ------------
               NORTH CAROLINA-8.69%
   2,000,000   North Carolina Eastern Municipal Power
                 Agency, 5.00% Power Systems Rev Prerefunded
                 Ser A 1-1-2017 (Escrowed to Maturity)......   BBB            1,917,714       2,075,120
     250,000   North Carolina Eastern Municipal Power
                 Agency, 5.875% Rev Bond Ser D 1-1-2014.....   BBB              250,000         259,280
   2,400,000   North Carolina Municipal Power Agency, 5.50%
                 Catawba Electric Rev Bond Ser A 1-1-2014...   AAA            2,412,500       2,652,888
                                                                             -----------   ------------
                                                                              4,580,214       4,987,288
                                                                             -----------   ------------
               NORTH DAKOTA-1.96%
   1,100,000   Ward County, ND, 7.50% Health Care Fac Rev
                 Trinity Oblig Group Ser B 7-1-2011.........   BBB+           1,106,220       1,127,588
                                                                             -----------   ------------
               OHIO-13.71%
   1,045,000   Cincinnati (City of), OH, 5.50% Water Sys Rev
                 Bond 12-1-2011.............................   AA+            1,137,401       1,169,951
   2,250,000   Cleveland (City of), OH, Ohio Public Power
                 System First Mortgage 5.03% Zero Coupon
                 Bond Ser A MBIA Insured 11-15-2009(d)......   AAA            1,508,721       1,622,835
     750,000   Cleveland (City of), OH, Parking Fac, 8.10%
                 Improvement Proj Rev Bond
                 9-15-2022 (Prerefunded 9-15-2002 @102).....   NR               765,000         803,040
   1,270,000   Hamilton City School District, OH, 6.15%
                 School Improvement Ser A 12-1-2016.........   AA-            1,319,145       1,508,252
   2,500,000   Ohio State Turnpike Commission, 5.50% Rev
                 Bond Ser A FGIC Insured 2-15-2017..........   AAA            2,437,200       2,767,825
                                                                             -----------   ------------
                                                                              7,167,467       7,871,903
                                                                             -----------   ------------
               PENNSYLVANIA-0.48%
     250,000   Pennsylvania State, 5.50% Turnpike Highway
                 Rev Ref Ser S 6-1-2008.....................   AAA              267,327         276,335
                                                                             -----------   ------------
               SOUTH CAROLINA-2.04%
   1,000,000   Piedmont Municipal Power Agency, SC, 6.25%
                 Rev Bond FGIC Insured 1-1-2021.............   AAA            1,081,883       1,172,060
                                                                             -----------   ------------
               TEXAS-5.03%
     750,000   Houston (City of), TX, 5.50% Water & Sewer
                 Rev Bond 12-1-2013.........................   AAA              794,593         820,058
   1,000,000   Klein School Dist, TX, 5.00% General
                 Obligation Bond Ser A FSF Insured
                 8-1-2017...................................   AAA              937,696       1,012,770
   1,000,000   San Antonio (City of), TX, 5.25%
                 Electrical & Gas Rev Bond Ser A 2-1-2014...   AA             1,041,869       1,055,470
                                                                             -----------   ------------
                                                                              2,774,158       2,888,298
                                                                             -----------   ------------
               VIRGINIA-1.89%
   1,000,000   Peninsula Ports Authority of VA, 6.00% Port
                 Facility CSX Transit Project Rev Bond
                 12-15-2012.................................   Baa2*          1,000,000       1,085,460
                                                                             -----------   ------------
               WISCONSIN-2.52%
   1,305,000   Sparta School District, WI, 5.90% General
                 Obligation Bond FGIC Insured 3-1-2016......   Aaa*           1,303,477       1,445,170
                                                                             -----------   ------------
               TOTAL MUNICIPAL BONDS........................                 $50,159,253   $ 55,192,494
                                                                             ===========   ============

SHORT-TERM INVESTMENTS-2.63%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (b)
   ----------                                                  ------------
               FINANCE-2.63%
   $     621   First American Tax-Free Obligations Fund,
                 Current rate -- 1.75%......................   $        621
   1,508,940   State Street Bank Tax Free Money Market
                 Variable Rate Time Deposit, Current
                 rate -- 1.73%..............................      1,508,940
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................      1,509,561
                                                               ============
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $51,668,814) (a)...........................   $ 56,702,055
                                                               ============

 (a) At October 31, 2001, the cost of securities for federal income tax purposes was $51,668,814 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  5,033,737
Unrealized depreciation.....................................          (496)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  5,033,241
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS MUTUAL FUNDS
TAX-FREE MINNESOTA PORTFOLIO
Schedule of Investments
October 31, 2001

MUNICIPAL BONDS-95.65%
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                      Market
     Amount                                                    (Unaudited)    Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               GENERAL OBLIGATIONS-39.33%
   $1,000,000  Anoka-Hennepin Independent School District
                 #11, 5.00% School District Enhancement PG-A
                 2-1-2015...................................   AA+           $1,017,764    $ 1,038,440
   1,300,000   Becker (City of), MN, Independent School
                 District #726, 6.00% General Obligation Ser
                 A FSA Insured 2-1-2017.....................   Aaa*           1,307,482      1,440,712
   1,000,000   Bloomington (City of), MN, Independent School
                 District #271, 5.45% General Obligation
                 2-1-2012...................................   Aa1*             996,094      1,085,110
   1,000,000   Delano (City of), MN, Independent School
                 District #879, 5.70% General Obligation Ser
                 A 2-1-2017.................................   Aa1*             994,397      1,085,410
   1,685,000   Lakeville (City of), MN, Independent School
                 District #194, 5.10% Zero Coupon General
                 Obligation Cap Apprec Ser B FSA Insured
                 2-1-2010 (d)...............................   Aaa*           1,112,238      1,206,915
   1,000,000   Minneapolis (City of), MN, 5.20% Sports Arena
                 Project General Obligation 10-1-2024.......   AAA              928,788      1,012,280
     250,000   Minneapolis (City of),MN, School District
                 #001, 5.00% General Obligation 2-1-2009....   AAA              261,260        269,817
   1,000,000   Minnesota State, 5.25% General Obligation
                 8-1-2016...................................   AAA              965,166      1,055,260
     785,000   Mounds View (City of), MN, Independent School
                 District #621, 5.25% General Obligation Ser
                 A 2-1-2014                                      Aa1*           816,473        844,676
   1,000,000   Mounds View (City of), MN, Independent School
                 District #621, 5.375% General Obligation
                 2-1-2024...................................   Aa1*             970,790      1,033,630
     500,000   Osseo (City of), MN, Independent School
                 District #279, 5.00% General Obligation Ser
                 B 2-1-2012.................................   Aa1*             511,838        532,340
     250,000   Ramsey County (State of), MN, 4.50% General
                 Obligation Capital Improvement Plan Ser A
                 2-1-2009...................................   AAA              253,383        262,275
   1,950,000   Rosemount (City of), MN, Independent School
                 District #196, 5.70% Zero Coupon General
                 Obligation MBIA Insured 4-1-2015 (d).......   AA+              917,448      1,046,389
   2,205,000   Sauk Rapids (City of), MN, Independent School
                 District #047, 5.43% Zero Coupon General
                 Obligation 2-1-2010 (d)....................   Aa1*           1,417,419      1,575,539
     250,000   St. Paul (City of), MN, 5.00% General
                 Obligation Capital Improvement Ser A
                 3-1-2007...................................   AAA              259,690        269,505
     650,000   St. Paul (City of), MN, Independent School
                 District #625, 5.00% General Obligation Ser
                 B 2-1-2010.................................   AA+              683,611        702,448
     500,000   St. Paul (City of), MN, Independent School
                 District #625, 5.00% General Obligation Ser
                 B 2-1-2011.................................   AA+              525,686        540,460
                                                                             -----------   -----------
                                                                             13,939,527     15,001,206
                                                                             -----------   -----------
               HEALTH CARE/SERVICES-6.40%
   1,000,000   Minnesota Agriculture and Economic
                 Development, 5.25% Healthcare Fac Rev
                 Benedictine Health Ser A MBIA Insured
                 2-15-2014..................................   AAA            1,028,432      1,066,000
     250,000   Rochester (City of), MN, 5.80% Health Care
                 Fac Rev Mayo Foundation/Mayo Medical Center
                 Ser I 11-15-2007...........................   AA               272,245        279,800
   1,000,000   Waconia (City of), MN, 6.10% Health Care Fac
                 Rev Ridgeview Med Ctr Ser A Asset Guaranty
                 Insured 1-1-2019...........................   AA               994,701      1,094,030
                                                                             -----------   -----------
                                                                              2,295,378      2,439,830
                                                                             -----------   -----------
               HIGHER EDUCATION (UNIV., DORMS, ETC.)-11.21%
   1,000,000   Minnesota Higher Education, 5.375% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2018...................................   A2*              996,145      1,028,420
   1,000,000   Minnesota Higher Education, 5.40% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2023...................................   A2*              943,454      1,024,250
   1,000,000   University of MN (Regents of), 5.50% General
                 Obligation Ser A 7-1-2021..................   AA             1,011,947      1,093,820
   1,000,000   University of MN (Regents of), 5.75% General
                 Obligation Ser A 7-1-2018..................   AA             1,010,664      1,128,970
                                                                             -----------   -----------
                                                                              3,962,210      4,275,460
                                                                             -----------   -----------
               HOUSING-7.12%
   1,500,000   Brainerd (City of), MN, 6.65% Rev Ref Bond
                 Evangelical Lutheran-Good Samaritan Proj
                 Ser B FSA Insured 3-1-2017.................   AAA            1,512,520      1,549,125
       5,000   Dakota County, MN, 8.10% HRA Single Family
                 Rev GNMA Backed 3-1-2016...................   AA                 5,133          5,050
     410,000   Minneapolis (City of), MN, 6.00% Health Care
                 Fac Rev Bond Shelter Care Foundation Ser A
                 4-1-2010...................................   NR               410,000        385,703
     775,000   Minneapolis (City of), MN, 7.10% HRA Mortgage
                 Rev Bond Riverplace Proj Ser A LOC Bank of
                 Tokyo 1-1-2020.............................   A2*              786,011        776,581
                                                                             -----------   -----------
                                                                              2,713,664      2,716,459
                                                                             -----------   -----------
               MISCELLANEOUS-10.80%
     450,000   Dakota County, MN, 7.50% HRA Limited Annual
                 Appropriation Tax & Rev Supported Bond
                 1-1-2006...................................   BBB+             450,000        452,691
   1,000,000   Golden Valley (City of), MN, 5.875% Rev Bond
                 Breck School Proj 10-1-2019................   A2*              986,326      1,067,370
   1,000,000   Minneapolis (City of), MN, 7.375% CDA Limited
                 Tax Supported Dev Rev Common Bond Fund Ser
                 1995-G3 12-1-2012..........................   A-             1,000,000      1,056,820
   1,425,000   Minnesota State, 5.875% Retirement Sys Bldg
                 Rev Bond 6-1-2022..........................   AAA            1,417,120      1,542,278
                                                                             -----------   -----------
                                                                              3,853,446      4,119,159
                                                                             -----------   -----------

--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                      Market
     Amount                                                    (Unaudited)    Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               POLLUTION CONTROL-2.71%
   $1,000,000  Minnesota Public Fac Auth, 5.25% Water
                 Pollution Rev Bond Ser A 3-1-2017..........   AAA           $  982,397    $ 1,034,300
                                                                             -----------   -----------
               REFUNDED WITH U.S. GOV'T SECURITIES-4.20%
   1,000,000   Minnesota Public Fac Auth, 6.86% Zero Coupon
                 Water Pollution Rev Bond Ser 1992A
                 3-1-2007 (Prerefunded 3-1-2002
                 @ 73.543) (d)..............................   AAA              705,566        730,080
     325,000   Moorhead (City of), MN, 7.75% Golf Course Rev
                 Bond Ser 1992A 12-1-2015 (Prerefunded
                 12-1-2001 @ 100)...........................   NR               325,000        326,326
     500,000   Red Wing (City of), MN, 6.50% Elderly Housing
                 Fac Rev River Region Obligated Group Ser C
                 9-1-2022 (Prerefunded 9-01-05 @ 100).......   NR               497,177        547,500
                                                                             -----------   -----------
                                                                              1,527,743      1,603,906
                                                                             -----------   -----------
               TRANSPORTATION-3.00%
   1,000,000   Puerto Rico, 5.50% Commonwealth Highway &
                 Transportation Auth Rev Ser W FSA Insured
                 7-1-2013...................................   AAA            1,020,644      1,144,380
                                                                             -----------   -----------
               UTILITIES-ELECTRIC-7.74%
   1,000,000   Northern MN Municipal Power Agency, 5.30%
                 Elec Sys Rev FSA Insured 1-1-2021..........   AAA              955,832      1,026,660
   1,295,000   Northern MN Municipal Power Agency, 6.94%
                 Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                 Primary Insured 1-1-2011 (d)...............   AAA              692,917        885,884
   1,000,000   Southern MN Municipal Power Agency, 5.27%
                 Zero Coupon Power Supply Systems Rev Bonds
                 Cap Apprec Ser A MBIA Insured
                 1-1-2019 (d)...............................   AAA              409,490        428,070
   1,600,000   Southern MN Municipal Power Agency, 6.25%
                 Zero Coupon Power Supply Systems Rev Bonds
                 MBIA Insured 1-1-2021 (d)..................   AAA              491,881        611,184
                                                                             -----------   -----------
                                                                              2,550,120      2,951,798
                                                                             -----------   -----------
               UTILITIES-WATER AND SEWER-3.14%
   1,000,000   Puerto Rico, 6.25% Commonwealth Aqueduct &
                 Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....   A              1,068,371      1,199,410
                                                                             -----------   -----------
               TOTAL MUNICIPAL BONDS........................                 $33,913,500   $36,485,908
                                                                             ===========   ===========

SHORT-TERM INVESTMENTS-3.46%
--------------------------------------------------------------------------------

   Principal                                                     Market
     Amount                                                     Value (b)
   ----------                                                  -----------
               FINANCE-3.46%
   $     432   Federated Minnesota Municipal Cash Trust,
                 Current rate -- 2.10%......................   $       432
   1,318,032   State Street Bank Tax Free Money Market
                 Variable Rate Time Deposit, Current
                 rate -- 1.73%..............................     1,318,032
                                                               -----------
               TOTAL SHORT-TERM INVESTMENTS.................     1,318,464
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $35,231,964)(a)............................   $37,804,372
                                                               ===========

 (a) At October 31, 2001, the cost of securities for federal income tax purposes was $35,231,964 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  2,606,279
Unrealized depreciation.....................................       (33,871)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  2,572,408
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS MUTUAL FUNDS
VALUE FUND
Schedule of Investments
October 31, 2001

COMMON STOCKS-97.19%
--------------------------------------------------------------------------------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                  -----------   -----------
             BASIC MATERIALS-11.09%
     89,800  Abitibi-Consolidated, Inc....................   $   746,673   $   551,372
      9,500  Air Products and Chemicals, Inc. (with
               rights)....................................       362,289       380,380
     69,700  Alcoa, Inc...................................     2,502,427     2,249,219
     10,000  Engelhard Corp. (with rights)................       191,460       261,800
     19,400  Lafarge Corp.................................       617,037       687,730
     34,200  Rohm & Haas Co. (with rights)................     1,063,719     1,110,474
                                                             -----------   -----------
                                                               5,483,605     5,240,975
                                                             -----------   -----------
             CAPITAL GOODS-1.98%
     50,200  Axcelis Technologies, Inc. (a)...............       521,297       658,122
     12,000  Teradyne, Inc. (with rights) (a).............       243,404       276,600
                                                             -----------   -----------
                                                                 764,701       934,722
                                                             -----------   -----------
             CONSUMER CYCLICAL-12.05%
     27,350  Granite Construction, Inc....................       617,013       681,015
     45,300  Petroleo Brasileiro S.A......................     1,072,794       906,000
     11,600  Pier 1 Imports, Inc..........................       111,012       127,716
     29,000  Ross Stores, Inc.............................       561,603       907,700
     15,300  Safeway, Inc. (a)............................       663,147       637,245
     55,800  TJX Companies, Inc...........................     1,673,528     1,886,040
     17,500  Toll Brothers, Inc. (a)......................       618,330       545,300
                                                             -----------   -----------
                                                               5,317,427     5,691,016
                                                             -----------   -----------
             ENERGY-6.16%
     17,400  Anadarko Petroleum Corp. (with rights)            1,008,780       992,670
     21,500  Cabot Oil & Gas Corp. Class A (with
               rights)....................................       619,723       518,150
     21,800  Devon Energy Corp............................     1,159,743       834,940
     18,400  Noble Drilling Corp. (with rights) (a).......       434,198       562,120
                                                             -----------   -----------
                                                               3,222,444     2,907,880
                                                             -----------   -----------
             FINANCE-27.81%
     28,000  ACE Ltd. ADR (with rights)...................       973,165       987,000
      8,000  Annuity & Life Re (Holdings) Ltd.............       249,636       185,920
        700  Anthem, Inc. (a).............................        25,200        29,316
     12,300  CIGNA Corp. (with rights)....................     1,276,328       896,670
     54,266  Citigroup, Inc...............................     1,733,791     2,470,188
      5,000  Golden West Financial Corp...................       306,199       243,000
     44,800  Hibernia Corp................................       710,160       680,960
     24,200  Liberty Property Trust (with rights).........       680,484       648,560
     23,900  Metris Companies, Inc........................       487,741       387,419
     30,500  Oxford Health Plans, Inc. (a)................       888,996       718,580
     21,900  Providian Financial Corp. (with rights)......       438,759        85,191
     17,200  RenaissanceRe Holdings Ltd. ADR..............     1,210,519     1,659,456
     46,700  U.S. Bancorp (with rights)...................     1,063,306       830,326
     19,500  UnionBanCal Corp.............................       551,978       651,105

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                  -----------   -----------
     51,100  Washington Mutual, Inc. (with rights)........   $ 1,757,009   $ 1,542,709
     36,900  Webster Financial Corp.......................     1,037,233     1,119,915
                                                             -----------   -----------
                                                              13,390,504    13,136,315
                                                             -----------   -----------
             HEALTH CARE-6.78%
      4,300  Aventis S.A. ADR.............................       296,659       314,545
     43,300  Health Net, Inc. (with rights) (a)...........       853,837       950,435
     36,300  Pharmacia Corp. (with rights)................     1,708,800     1,470,876
     12,500  Schering-Plough Corp. (with rights)..........       473,634       464,750
                                                             -----------   -----------
                                                               3,332,930     3,200,606
                                                             -----------   -----------
             SERVICES-8.97%
     86,800  Adelphia Communications Corp.
               Class A (a)................................     2,890,341     1,920,884
     37,000  Allegiance Telecom, Inc. (a).................       127,650       265,660
      8,000  Gannett Co., Inc. (with rights)..............       486,712       505,600
     40,700  KPMG Consulting, Inc. (with rights) (a)......       462,781       501,424
     39,400  Republic Services, Inc. (a)..................       715,949       645,372
     21,100  Sybase, Inc. (a).............................       266,052       286,960
     86,400  UnitedGlobalCom, Inc. Class A (a)............       665,813       112,320
                                                             -----------   -----------
                                                               5,615,298     4,238,220
                                                             -----------   -----------
             TECHNOLOGY-19.45%
     37,100  Arrow Electronics, Inc. (with rights) (a)....       796,070       907,095
      7,562  AT&T Wireless Services, Inc. (a).............       188,467       109,200
     36,100  Cirrus Logic, Inc. (a).......................       652,515       401,793
     29,500  Dell Computer Corp. (with rights) (a)........       635,872       707,410
     15,100  Eaton Corp. (with rights)....................       986,829       988,144
     44,500  General Semiconductor, Inc. (with
               rights) (a)................................       457,929       471,700
     24,300  Hewlett-Packard Co...........................       410,701       408,969
     16,000  International Business Machines Corp.........     1,504,839     1,729,120
    611,100  McLeodUSA, Inc. Class A (a)..................     1,108,731       458,325
     16,900  Mediacom Communications Corp. (a)............       257,218       226,798
      6,532  WorldCom, Inc. - MCI Group...................       114,147        77,404
    200,800  WorldCom, Inc. - WorldCom Group (with
               rights) (a)................................     3,331,725     2,700,760
                                                             -----------   -----------
                                                              10,445,043     9,186,718
                                                             -----------   -----------
             TRANSPORTATION-1.93%
      7,400  Canadian National Railway Co.................       271,276       293,040
     35,300  Continental Airlines, Inc. Class B (a).......     1,295,142       617,397
                                                             -----------   -----------
                                                               1,566,418       910,437
                                                             -----------   -----------
             UTILITIES-0.97%
     13,300  FirstEnergy Corp. (with rights)..............       464,835       458,318
                                                             -----------   -----------
             TOTAL COMMON STOCKS..........................   $49,603,205   $45,905,207
                                                             ===========   ===========

SHORT-TERM INVESTMENTS-2.90%
--------------------------------------------------------------------------------

   Principal                                                     Market
     Amount                                                     Value (c)
   ----------                                                  -----------
               FINANCE-2.90%
   $1,369,000  State Street Bank - Repurchase Agreement,
                 2.57%, 11-1-2001 (Maturity Value
                 $1,369,098) (See Note 1)...................   $ 1,369,000
         639   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 2.57%........           639
                                                               -----------
               TOTAL SHORT-TERM INVESTMENTS.................     1,369,639
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $50,972,844) (b)...........................   $47,274,846
                                                               ===========

 (a) Presently not paying dividend income.
 (b) At October 31, 2001, the cost of securities for federal income tax purposes was $51,928,369 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  3,460,631
Unrealized depreciation.....................................    (8,114,154)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $ (4,653,523)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.37% of total net assets as of October 31, 2001.

FORTIS MUTUAL FUNDS
CAPITAL FUND
Schedule of Investments
October 31, 2001

COMMON STOCKS-97.78%
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             BASIC MATERIALS-0.51%
     56,400  Vulcan Materials Co. (with rights)...........   $  2,844,793   $  2,344,548
                                                             ------------   ------------
             CAPITAL GOODS-1.25%
    249,400  Teradyne, Inc. (with rights) (a).............      7,130,856      5,748,670
                                                             ------------   ------------
             CONSUMER CYCLICAL-4.35%
    290,300  Home Depot, Inc..............................     12,320,332     11,098,169
    104,500  Target Corp. (with rights)...................      3,014,623      3,255,175
    109,000  Wal-Mart Stores, Inc.........................      4,636,698      5,602,600
                                                             ------------   ------------
                                                               19,971,653     19,955,944
                                                             ------------   ------------
             CONSUMER STAPLES-3.71%
    100,400  Kraft Foods, Inc. Class A....................      3,112,400      3,388,500
    207,700  Pepsico, Inc.................................      9,226,949     10,117,067
     75,000  Philip Morris Companies, Inc.................      3,643,746      3,510,000
                                                             ------------   ------------
                                                               15,983,095     17,015,567
                                                             ------------   ------------
             ENERGY-0.52%
     95,800  Halliburton Co...............................      2,486,337      2,365,302
                                                             ------------   ------------
             FINANCE-12.77%
    229,500  ACE Ltd. ADR (with rights)...................      7,745,526      8,089,875
    202,900  American International Group, Inc............     15,566,423     15,947,940
    147,700  Aon Corp.....................................      5,857,684      5,618,508
     55,300  Chubb Corp. (with rights)....................      4,202,221      3,776,990
    248,200  Citigroup, Inc...............................     10,266,987     11,298,064
     36,700  Freddie Mac..................................      2,368,805      2,488,994
     29,100  Goldman Sachs Group, Inc.....................      2,127,897      2,274,456
     70,000  Merrill Lynch & Co., Inc.....................      2,880,632      3,059,700
    129,800  St. Paul Companies, Inc. (with rights)             5,473,011      5,957,820
                                                             ------------   ------------
                                                               56,489,186     58,512,347
                                                             ------------   ------------
             HEALTH CARE-25.20%
    243,000  Abbott Laboratories (with rights)............     11,224,353     12,874,140
    391,600  American Home Products Corp. (with
               rights)....................................     21,532,272     21,863,028
    425,000  AstraZeneca Group plc ADR....................     20,544,500     19,171,750
    209,600  Baxter International, Inc. (with rights)           9,534,595     10,138,352
    220,300  Becton, Dickinson & Co. (with rights)              7,485,794      7,886,740
    379,200  Immunex Corp. (a)............................      4,899,015      9,059,088
    609,300  Pharmacia Corp. (with rights)................     30,926,902     24,688,836
    264,600  Schering-Plough Corp. (with rights)..........      9,682,884      9,837,828
                                                             ------------   ------------
                                                              115,830,315    115,519,762
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             SERVICES-16.69%
    498,300  AOL Time Warner, Inc. (with rights) (a)         $ 17,237,569   $ 15,551,943
    164,600  Clear Channel Communications, Inc. (a).......      8,434,104      6,274,552
    152,200  FedEx Corp. (a)..............................      6,046,019      6,252,376
    266,300  First Data Corp..............................     15,629,147     17,993,891
     75,400  Knight-Ridder, Inc. (with rights)............      4,203,011      4,241,250
    922,700  Liberty Media Corp. Class A (a)..............     11,192,351     10,786,363
     86,700  Scripps (E.W.) Co. Class A...................      4,915,023      5,346,789
    371,700  USA Networks, Inc. (a).......................      8,577,563      6,854,148
     87,400  Viacom, Inc. Class B (a).....................      3,503,746      3,190,974
                                                             ------------   ------------
                                                               79,738,533     76,492,286
                                                             ------------   ------------
             TECHNOLOGY-31.44%
     76,500  Applied Materials, Inc. (a)..................      3,253,630      2,609,415
    495,000  Cisco Systems, Inc. (with rights) (a)........      6,844,612      8,375,400
    737,800  Dell Computer Corp. (with rights) (a)........     19,209,245     17,692,444
    517,600  EchoStar Communications Corp.
               Class A (a)................................     13,433,014     12,003,144
    205,600  EMC Corp. (a)................................      5,300,910      2,532,992
    627,300  General Electric Co..........................     26,965,268     22,839,993
    137,200  Intuit, Inc. (with rights) (a)...............      4,715,110      5,518,184
    106,700  Micron Technology, Inc. (a)..................      3,727,278      2,428,492
    509,400  Microsoft Corp. (a)..........................     29,553,018     29,621,610
    540,200  NTL, Inc. (a)................................     11,134,559      1,836,680
    414,200  Qwest Communications International, Inc......      8,412,134      5,363,890
    281,900  Sanmina Corp. (with rights) (a)..............      5,127,509      4,267,966
    173,900  Texas Instruments, Inc. (with rights)........      7,016,564      4,867,461
    215,500  Tyco International Ltd. (with rights)........     12,036,173     10,589,670
    112,400  VeriSign, Inc. (a)...........................      3,475,554      4,351,004
    683,500  WorldCom, Inc. - WorldCom Group (with
               rights) (a)................................     11,034,774      9,193,075
                                                             ------------   ------------
                                                              171,239,352    144,091,420
                                                             ------------   ------------
             UTILITIES-1.34%
    140,300  Calpine Corp. (with rights) (a)..............      7,288,727      3,472,425
     54,500  El Paso Corp.................................      2,879,673      2,673,770
                                                             ------------   ------------
                                                               10,168,400      6,146,195
                                                             ------------   ------------
             TOTAL COMMON STOCKS..........................   $481,882,520   $448,192,041
                                                             ============   ============

SHORT-TERM INVESTMENTS-1.95%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (c)
   ----------                                                  ------------
               FINANCE-1.95%
   $8,952,000  State Street Bank - Repurchase Agreement,
                 2.57%, 11-1-2001 (Maturity Value
                 $8,952,639) (See Note 1)...................   $  8,952,000
       7,926   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 2.57%........          7,926
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................      8,959,926
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $490,842,446) (b)..........................   $457,151,967
                                                               ============

 (a) Presently not paying dividend income.
 (b) At October 31, 2001, the cost of securities for federal income tax purposes was $492,156,050 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 20,734,794
Unrealized depreciation.....................................   (55,738,877)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(35,004,083)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.26% of total net assets as of October 31, 2001.

FORTIS MUTUAL FUNDS
GROWTH FUND
Schedule of Investments
October 31, 2001

COMMON STOCKS-97.63%
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               BASIC MATERIALS-3.03%
      217,300  Cambrex Corp.................................   $  9,894,745   $  8,040,100
      486,000  Pentair, Inc.................................     17,397,815     15,430,500
                                                               ------------   ------------
                                                                 27,292,560     23,470,600
                                                               ------------   ------------
               CAPITAL GOODS-6.15%
      207,500  American Standard Companies, Inc. (a)........     13,639,015     12,014,250
      214,200  Lam Research Corp. (a).......................      3,989,968      4,061,232
      116,200  Northrop Grumman Corp. (with rights).........     12,262,377     11,614,190
      195,900  Novellus Systems, Inc. (a)...................      5,835,925      6,470,577
      587,000  Teradyne, Inc. (with rights) (a).............     19,974,252     13,530,350
                                                               ------------   ------------
                                                                 55,701,537     47,690,599
                                                               ------------   ------------
               CONSUMER CYCLICAL-20.18%
      520,600  American Tower Corp. Class A (a).............      7,459,903      5,737,012
      451,700  AnnTaylor Stores Corp. (with rights) (a).....     13,837,048      9,937,400
      991,000  Barnes & Noble, Inc. (a).....................     28,569,199     36,419,250
      727,200  Circuit City Stores, Inc. - Circuit City
                 Group (with rights)........................     11,349,954      9,977,184
      305,500  Coach, Inc. (with rights) (a)................      7,512,430      8,523,450
      439,700  Cost Plus, Inc. (a)..........................     10,617,469      8,552,165
      282,500  Family Dollar Stores, Inc....................      6,691,826      8,152,950
      140,900  Newell Rubbermaid, Inc. (with rights)........      3,266,904      3,894,476
      470,900  NIKE, Inc. Class B...........................     18,678,138     23,243,624
    1,595,200  Staples, Inc. (a)............................     23,944,435     23,258,016
      157,700  Starbucks Corp. (a)..........................      2,664,819      2,699,824
      610,500  Venator Group, Inc. (with rights) (a)........      8,730,188      8,852,250
      283,800  Williams-Sonoma, Inc. (a)....................      8,868,231      7,350,420
                                                               ------------   ------------
                                                                152,190,544    156,598,021
                                                               ------------   ------------
               CONSUMER STAPLES-1.44%
      130,900  Constellation Brands, Inc. (a)...............      5,072,375      5,372,136
      103,600  R.J. Reynolds Tobacco Holdings, Inc..........      6,013,451      5,805,744
                                                               ------------   ------------
                                                                 11,085,826     11,177,880
                                                               ------------   ------------
               ENERGY-2.36%
      188,600  BJ Services Co. (a)..........................      4,059,945      4,826,274
      271,300  Global Marine, Inc. (a)......................      4,096,733      4,367,930
      157,400  Nabors Industries, Inc. (a)..................      4,080,914      4,838,476
      161,600  Pride International, Inc. (a)................      1,972,913      2,078,176
      144,400  Varco International, Inc. (with
                 rights) (a)................................      2,051,718      2,166,000
                                                               ------------   ------------
                                                                 16,262,223     18,276,856
                                                               ------------   ------------
               FINANCE-8.66%
      285,300  ACE Ltd. ADR (with rights)...................      8,163,433     10,056,825
      197,700  Citigroup, Inc...............................      9,718,003      8,999,304
      157,900  Fannie Mae...................................     12,716,684     12,783,584
      200,200  Golden West Financial Corp...................     12,410,130      9,729,720
      139,800  Goldman Sachs Group, Inc.....................     12,164,544     10,926,768
      274,700  LandAmerica Financial Group, Inc.                  8,717,421      7,194,393
      172,500  Merrill Lynch & Co., Inc.....................      7,994,927      7,539,975
                                                               ------------   ------------
                                                                 71,885,142     67,230,569
                                                               ------------   ------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               HEALTH CARE-13.81%
      223,000  Abbott Laboratories (with rights)............   $ 10,394,972   $ 11,814,540
      191,300  AstraZeneca Group plc ADR....................      9,277,476      8,629,543
      397,400  Becton, Dickinson & Co. (with rights)........     13,566,044     14,226,920
      737,800  Edwards Lifesciences Corp. (a)...............     14,459,792     18,740,120
      117,300  Gilead Sciences, Inc. (a)....................      6,040,680      7,378,170
      559,400  HealthSouth Corp. (a)........................      7,252,756      7,283,388
      388,500  McKesson, Inc................................     11,403,278     14,370,615
       81,500  OSI Pharmaceuticals, Inc. (with
                 rights) (a)................................      5,654,781      3,722,920
      331,200  Pharmacia Corp. (with rights)................     13,867,443     13,420,224
      107,100  St. Jude Medical, Inc. (with rights) (a).....      5,451,069      7,604,100
                                                               ------------   ------------
                                                                 97,368,291    107,190,540
                                                               ------------   ------------
               SERVICES-14.84%
      383,300  Adelphia Communications Corp.
                 Class A (a)................................     10,982,628      8,482,429
      608,400  AOL Time Warner, Inc. (with rights) (a)......     21,942,031     18,988,164
      162,900  Brocade Communications Systems, Inc. (a).....      4,053,815      3,999,195
      569,100  Cendant Corp. (a)............................      7,608,004      7,375,536
      238,800  Clear Channel Communications, Inc. (a).......     14,233,839      9,103,056
      202,000  CSG Systems International, Inc. (a)..........      7,348,251      6,314,520
      460,500  Edison Schools, Inc. (a).....................      7,998,980      8,680,425
      329,600  Electronics Boutique Holdings Corp. (a)......      9,724,923     10,234,080
       74,300  First Data Corp..............................      4,372,332      5,020,451
      258,500  Harrah's Entertainment, Inc. (with
                 rights) (a)................................      6,499,543      7,530,105
      253,500  Lamar Advertising Co. (a)....................      8,347,515      7,959,900
       93,000  McDATA Corp. (with rights) (a)...............      1,392,340      1,368,030
      654,600  Pegasus Communications Corp. (a)                   7,860,459      6,480,540
       58,300  Robert Half International, Inc. (a)..........      1,099,241      1,202,729
      484,700  Six Flags, Inc. (a)..........................     10,211,895      5,719,460
      362,700  USA Networks, Inc. (a).......................      8,522,034      6,688,188
                                                               ------------   ------------
                                                                132,197,830    115,146,808
                                                               ------------   ------------
               TECHNOLOGY-27.16%
      389,200  Anaren Microwave, Inc. (with rights) (a).....      6,842,053      5,950,868
      554,900  Beckman Coulter, Inc. (with rights)..........     20,657,262     23,566,603
      643,000  EchoStar Communications Corp.
                 Class A (a)................................     17,118,264     14,911,170
      120,000  Intersil Holding Corp. (a)...................      4,026,961      3,930,000
      920,900  Intuit, Inc. (with rights) (a)...............     25,508,423     37,038,598
      263,500  Nextel Partners, Inc. Class A (a)............      3,905,214      1,409,725
      567,100  Nokia Oyj Corp. ADR..........................     12,358,408     11,631,221
      374,500  Powerwave Technologies, Inc. (with
                 rights) (a)................................      6,351,953      5,729,850
      196,000  Recoton Corp. (a)............................      2,454,387      2,518,600
      510,600  Retek, Inc. (a)..............................     14,540,825     10,375,392
      651,400  Sanmina Corp. (with rights) (a)..............     16,726,800      9,862,196
      307,000  SCI Systems, Inc. (a)........................      7,948,592      6,235,170
      319,600  Siebel Systems, Inc. (a).....................      5,072,942      5,219,068
      131,400  SmartForce plc ADR (a).......................      2,192,304      2,162,844
    1,055,200  Solectron Corp. (with rights) (a)............     15,206,580     12,978,960

FORTIS MUTUAL FUNDS
GROWTH FUND (CONTINUED)
Schedule of Investments
October 31, 2001

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
      675,500  Taiwan Semiconductor Manufacturing Co. Ltd.
                 ADR (a)....................................   $  9,752,918   $  8,720,705
      284,800  Texas Instruments, Inc. (with rights)              8,712,858      7,971,552
      750,400  Thermo Electron Corp. (with rights) (a)......     16,102,665     15,863,456
      184,400  THQ, Inc. (with rights) (a)..................      8,402,208      9,183,120
      324,600  Virata Corp. (with rights) (a)...............      3,577,891      3,888,708

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
       98,600  WebEx Communications, Inc. (a)...............   $  2,647,012   $  3,036,880
      637,000  WorldCom, Inc. - WorldCom Group (with
                 rights) (a)................................     11,163,834      8,567,650
                                                               ------------   ------------
                                                                221,270,354    210,752,336
                                                               ------------   ------------
               TOTAL COMMON STOCKS..........................   $785,254,307   $757,534,209
                                                               ============   ============

SHORT-TERM INVESTMENTS-3.09%
--------------------------------------------------------------------------------

    Principal                                                      Market
     Amount                                                      Value (c)
   -----------                                                  ------------
                FINANCE-3.09%
   $23,959,000  State Street Bank - Repurchase Agreement,
                  2.57%, 11-1-2001 (Maturity Value
                  $23,960,710) (See Note 1)..................   $ 23,959,000
       17,745   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 2.57%........         17,745
                                                                ------------
                TOTAL SHORT-TERM INVESTMENTS.................     23,976,745
                                                                ------------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $809,231,052) (b)..........................   $781,510,954
                                                                ============

 (a) Presently not paying dividend income.
 (b) At October 31, 2001, the cost of securities for federal income tax purposes was $809,310,397 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 55,089,469
Unrealized depreciation.....................................   (82,888,912)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(27,799,443)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.03% of total net assets as of October 31, 2001.

FORTIS MUTUAL FUNDS
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
October 31, 2001

COMMON STOCKS-97.76%
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             BASIC MATERIALS-3.42%
     17,200  Alliant Techsystems, Inc. (with
               rights) (a)................................   $    995,433   $  1,500,872
     10,000  Cabot Microelectronics Corp. (a).............        444,164        662,800
    107,900  Crompton Corp. (with rights).................      1,184,310        782,275
    108,900  Freeport-McMoRan Copper & Gold, Inc.
               Class B (with rights) (a)..................      1,493,672      1,208,790
    105,000  Stillwater Mining Co. (with rights) (a)......      2,774,730      1,636,950
                                                             ------------   ------------
                                                                6,892,309      5,791,687
                                                             ------------   ------------
             CAPITAL GOODS-3.60%
     39,300  DuPont Photomasks, Inc. (with
               rights) (a)................................      1,498,258      1,416,372
     29,300  Graco, Inc. (with rights)....................        774,868        952,250
     34,500  Helix Technology Corp........................        768,908        668,610
    272,400  SpeedFam-IPEC, Inc. (a)......................      1,470,627        484,872
     98,500  Ultratech Stepper, Inc. (a)..................      2,184,320      1,324,825
     41,500  Varian Semiconductor Equipment Associates,
               Inc. (a)...................................      1,125,990      1,246,660
                                                             ------------   ------------
                                                                7,822,971      6,093,589
                                                             ------------   ------------
             CONSUMER CYCLICAL-10.80%
     45,400  Brinker International, Inc. (a)..............      1,154,323      1,153,160
     44,900  Chico's FAS, Inc. (a)........................      1,430,668      1,167,400
     61,100  Furniture Brands International, Inc. (with
               rights) (a)................................      1,531,447      1,467,011
     59,200  Genesco, Inc. (with rights) (a)..............      1,407,885      1,080,400
     61,200  Hot Topic, Inc. (a)..........................      1,702,572      1,547,136
     88,600  J. Jill Group, Inc. (a)......................      1,605,768      1,353,808
     69,600  Molecular Devices Corp. (a)..................      1,344,857      1,126,824
     37,600  Owens & Minor, Inc...........................        678,738        662,136
     17,300  PolyMedica Corp. (a).........................        863,126        285,450
     51,500  RARE Hospitality International, Inc. (a)           1,139,644        938,845
     49,900  Reebok International Ltd. (with
               rights) (a)................................      1,198,897      1,035,924
    270,500  SONICblue, Inc. (a)..........................      1,126,799        286,730
     70,000  Too, Inc. (with rights) (a)..................      1,345,820      1,862,700
     68,600  Tweeter Home Entertainment Group,
               Inc. (a)...................................      1,611,640      1,081,136
     58,700  Ultimate Electronics, Inc. (a)...............      1,477,448      1,064,818
     57,000  United Natural Foods, Inc. (with
               rights) (a)................................      1,023,798      1,179,900
     67,600  Vans, Inc. (a)...............................      1,327,873        970,736
                                                             ------------   ------------
                                                               21,971,303     18,264,114
                                                             ------------   ------------
             CONSUMER STAPLES-1.71%
     21,600  Constellation Brands, Inc. (a)...............        949,410        886,464
    100,600  Elizabeth Arden, Inc. (a)....................      1,470,786      1,326,914
     41,400  Sensient Technologies Corp...................        788,670        673,164
                                                             ------------   ------------
                                                                3,208,866      2,886,542
                                                             ------------   ------------
             ENERGY-4.77%
     52,500  Cabot Oil & Gas Corp. Class A (with
               rights)....................................      1,329,615      1,265,250
    482,000  Grey Wolf, Inc. (a)..........................      2,412,075      1,392,980
     33,600  Helmerich & Payne, Inc.......................      1,520,266      1,019,088
    167,400  Range Resources Corp. (a)....................        982,495        749,952
    156,900  Unit Corp. (a)...............................      2,592,398      1,718,055

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
    106,550  XTO Energy, Inc. (with rights)...............   $  1,698,123   $  1,917,900
                                                             ------------   ------------
                                                               10,534,972      8,063,225
                                                             ------------   ------------
             FINANCE-9.57%
     53,000  Catellus Development Corp. (with
               rights) (a)................................        870,578        911,600
     41,900  Citizens Banking Corp. (with rights).........      1,068,756      1,270,408
     47,520  Columbia Banking System, Inc. (a)............        490,363        570,240
     27,700  Downey Financial Corp........................      1,461,946        973,378
     25,400  FNB Corp.....................................        626,466        618,744
     42,800  Getty Realty Corp............................        748,093        733,592
     54,100  Investment Technology Group, Inc. (with
               rights) (a)................................      2,633,440      3,484,581
     57,400  Metris Companies, Inc........................      1,168,434        930,454
     49,200  PacifiCare Health Systems, Inc. (with
               rights) (a)................................        812,863        814,752
     27,900  People's Bank................................        648,563        607,662
     57,900  Reckson Associates Realty Corp...............      1,340,846      1,331,700
     48,400  Reinsurance Group of America, Inc............      1,806,536      1,527,988
     19,900  Rent-A-Center, Inc. (a)......................        710,352        542,275
     71,700  Sky Financial Group, Inc.....................      1,326,973      1,428,981
     13,000  Texas Regional Bancshares, Inc. Class A......        455,907        435,500
                                                             ------------   ------------
                                                               16,170,116     16,181,855
                                                             ------------   ------------
             HEALTH CARE-19.59%
     77,800  Alexion Pharmaceuticals, Inc. (a)............      1,535,891      1,338,938
     35,420  Alliance Pharmaceutical Corp. (a)............        648,479        120,428
     28,400  Alpharma, Inc. Class A.......................        652,973        786,680
    117,500  Amylin Pharmaceuticals, Inc. (a).............      1,051,388        952,925
     24,200  Cephalon, Inc. (a)...........................      1,014,307      1,525,810
    204,700  Ciphergen Biosystems, Inc. (a)...............      3,417,791        910,915
     51,400  Coventry Health Care, Inc. (with
               rights) (a)................................        935,213      1,102,016
     16,100  CV Therapeutics, Inc. (a)....................        753,244        634,984
     78,600  Edwards Lifesciences Corp. (a)...............      1,499,374      1,996,440
     75,700  Gene Logic, Inc. (a).........................      1,332,448      1,014,380
     85,100  Genzyme Molecular Oncology (a)..............         778,868        811,003
     86,800  Guilford Pharmaceuticals, Inc. (a)...........      1,081,964        942,648
     74,700  Health Net, Inc. (with rights) (a)...........      1,500,531      1,639,665
     35,000  ILEX Oncology, Inc. (with rights) (a)........        795,718        913,850
    107,800  Incyte Genomics, Inc. (a)....................      1,441,394      1,606,220
     23,300  Invacare Corp................................        850,097        780,550
     32,800  LifePoint Hospitals, Inc. (a)................      1,035,797      1,022,704
     47,400  NPS Pharmaceuticals, Inc. (a)................        878,725      1,712,562
     25,800  Omnicare, Inc. (with rights).................        522,089        512,904
     64,900  Perrigo Co. (a)..............................        831,533        959,871
     54,800  Pharmacopeia, Inc. (a).......................        967,960        865,840
    256,400  PRAECIS Pharmaceuticals, Inc. (with
               rights) (a)................................        898,404      1,110,212
     74,700  Regeneron Pharmaceuticals, Inc. (a)                1,730,395      1,650,870
     59,000  Renal Care Group, Inc. (a)...................      1,544,325      1,852,600
     51,300  Respironics, Inc. (a)........................      1,407,016      1,727,784
     59,600  SangStat Medical Corp. (a)...................        554,524      1,349,344
     79,700  Sequenom, Inc. with rights (a)...............        866,038        596,156
     20,900  Synaptic Pharmaceutical Corp. (a)............        109,111         98,230
    153,000  Triangle Pharmaceuticals, Inc. (with
               rights) (a)................................        463,301        573,750
     19,500  Trigon Healthcare, Inc. (a)..................        993,642      1,197,105

FORTIS MUTUAL FUNDS
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)
Schedule of Investments
October 31, 2001

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
     20,200  Universal Health Services, Inc.
               Class B (a)................................   $    919,868   $    815,878
                                                             ------------   ------------
                                                               33,012,408     33,123,262
                                                             ------------   ------------
             SERVICES-14.89%
     23,700  ADVO, Inc. (a)...............................        884,863        854,859
     55,200  Argosy Gaming Co. (a)........................      1,433,274      1,602,456
     46,480  Beasley Broadcast Group, Inc.
               Class A (a)................................        631,875        481,998
     18,600  Black Box Corp. (a)..........................        749,498        837,558
     31,700  CSG Systems International, Inc. (a)..........      1,231,980        990,942
     94,800  Documentum, Inc. (a).........................        842,042      1,400,196
     65,600  Edison Schools, Inc. (a).....................      1,585,699      1,236,560
    142,400  Entravision Communications Corp.
               Class A (a)................................      1,354,157      1,509,440
    120,200  Gartner, Inc. Class A (a)....................        765,193      1,092,618
     42,400  GTECH Holdings Corp. (a).....................      1,447,339      1,691,760
     42,000  HNC Software, Inc. (a).......................        674,337        726,600
    113,100  Hollywood Media Corp. (a)....................        684,542        346,086
     77,000  IDEXX Laboratories, Inc. (with
               rights) (a)................................      2,124,854      1,940,400
     39,900  ITT Educational Services, Inc. (a)...........      1,149,750      1,518,195
     26,200  MAXIMUS, Inc. (a)............................        958,928      1,077,344
     25,500  National Data Corp. (with rights)............        576,198        897,600
    102,700  ONI Systems, Corp. (a).......................        969,772        502,203
     71,800  Profit Recovery Group International,
               Inc. (a)...................................        618,185        495,420
    111,100  Radiant Systems, Inc. (a)....................      1,500,661        734,371
     58,000  Resources Connection, Inc. (a)...............      1,398,262      1,292,820
    117,881  Stratos Lightwave, Inc. (with rights) (a)            699,170        483,312
    203,500  UnitedGlobalCom, Inc. Class A (a)............      1,496,270        264,550
     73,600  Veritas DGC, Inc. (a)........................      1,018,648      1,130,496
     35,300  Viad Corp....................................        939,025        688,350
     78,900  Watson Wyatt & Co. Holdings, Inc. (a)              1,553,157      1,391,796
                                                             ------------   ------------
                                                               27,287,679     25,187,930
                                                             ------------   ------------
             TECHNOLOGY-26.02%
    192,400  ACLARA BioSciences, Inc. (with
               rights) (a)................................      1,143,783      1,000,480
     16,100  Activision, Inc. (a).........................        604,080        582,015
    100,800  Actuate Corp. (a)............................        737,428        418,320
     62,800  Aeroflex, Inc. (with rights) (a).............      1,084,829        921,276
    115,800  Aether Systems, Inc. (a).....................      1,489,421        807,126
    105,900  Agile Software Corp. (with rights) (a).......      1,235,165      1,008,168
    244,200  Akamai Technologies, Inc. (a)................      1,524,199        771,672
     56,200  Anaren Microwave, Inc. (with rights) (a).....        601,048        859,298
     23,300  Beckman Coulter, Inc. (with rights)..........        865,735        989,551
     36,000  Benchmark Electronics, Inc. (with
               rights) (a)................................        842,580        613,800
     47,700  C&D Technologies, Inc. (with rights).........      1,242,055        988,344
     58,800  Cirrus Logic, Inc. (a).......................      1,160,630        654,444
     79,800  Credence Systems Corp. (a)...................      1,778,079      1,085,280
     63,800  Cymer, Inc. (a)..............................      1,582,305      1,333,420

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
     96,100  E.piphany, Inc. (a)..........................   $  1,153,058   $    566,990
     70,100  Electronics for Imaging, Inc. (a)............      1,615,976      1,379,568
     99,900  FileNET Corp. (a)............................      1,193,286      1,455,543
     32,500  FuelCell Energy, Inc. (a)....................        921,631        507,975
     77,400  General Cable Corp...........................      1,201,466        874,620
     77,900  General Communication, Inc. Class A (a)......        721,144        905,198
     36,800  GlobeSpan, Inc. (a)..........................        413,132        440,128
    114,400  Homestore.com, Inc. (a)......................      2,267,615        588,016
     75,200  HPL Technologies, Inc. (a)...................        777,016        885,856
     54,000  IDT Corp. (a)................................        536,422        596,700
     54,000  IDT Corp. Class B (a)........................        431,582        537,300
     94,800  Macromedia, Inc. (a).........................      1,321,967      1,418,208
    186,300  Manufacturers' Services Ltd. (a).............      1,133,979        782,460
     66,500  MapInfo Corp. (a)............................        596,592        603,155
    168,700  Maxtor Corp. (a).............................      1,182,132        826,630
     59,200  Measurement Specialties, Inc. (a)............      1,062,725        526,288
     99,900  MIPS Technologies, Inc. (class A) (a)........      1,641,213        934,065
     51,900  Newport Corp.................................        693,031        809,121
     68,436  Peregrine Systems, Inc. (a)..................        950,751        988,216
     47,200  Planar Systems, Inc. (a).....................        679,576        686,288
     15,000  Proxim, Inc. (a).............................        138,390        101,550
    162,600  Read-Rite Corp. (a)..........................        937,528        809,748
     57,300  REMEC, Inc. (with rights) (a)................        467,560        512,835
     33,500  Roper Industries, Inc........................      1,159,971      1,420,400
     30,600  Rural Cellular Corp. Class A (a).............        743,228        694,926
    140,800  Sycamore Networks, Inc. (a)..................        611,368        620,928
     77,700  Tekelec (a)..................................      1,343,951      1,491,840
    163,900  TeleCommunication Systems, Inc.
               Class A (a)................................      1,959,116        481,866
     54,500  Therma-Wave, Inc. (a)........................        610,117        663,265
    102,000  US Unwired, Inc. Class A (a).................        720,929      1,232,160
     48,900  Varian, Inc. (a).............................      1,244,510      1,239,126
     59,600  Veeco Instruments, Inc. (with
               rights) (a)................................      2,039,870      1,517,416
     93,000  Verity, Inc. (a).............................      1,775,889        987,660
    146,000  Vignette Corp. (a)...........................        639,816        683,280
     85,600  Virata Corp. (with rights) (a)...............        747,276      1,025,488
    332,900  Visual Networks, Inc. (a)....................        637,158        625,852
    464,200  Western Digital Corp. (with rights) (a)......      1,881,682      1,555,070
                                                             ------------   ------------
                                                               54,043,990     44,008,929
                                                             ------------   ------------
             TRANSPORTATION-3.39%
     81,000  Atlantic Coast Airlines Holdings, Inc. (with
               rights) (a)................................      1,546,662      1,521,180
     99,700  EGL, Inc. (with rights) (a)..................      1,278,679      1,205,373
     11,700  Landstar System, Inc. (a)....................        810,323        838,539
    100,700  Mesa Air Group, Inc. (a).....................        804,392        538,745
     23,300  Polaris Industries, Inc. (with rights).......      1,024,852      1,047,568
     18,500  USFreightways Corp...........................        593,142        575,534
                                                             ------------   ------------
                                                                6,058,050      5,726,939
                                                             ------------   ------------
             TOTAL COMMON STOCKS..........................   $187,002,664   $165,328,072
                                                             ============   ============

SHORT-TERM INVESTMENTS-2.83%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (c)
   ----------                                                  ------------
               FINANCE-2.65%
   $4,475,000  State Street Bank - Repurchase Agreement,
                 2.57%, 11-1-2001 (Maturity Value
                 $4,475,319) (See Note 1)...................   $  4,475,000
       4,441   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 2.57%........          4,441
                                                               ------------
                                                                  4,479,441
                                                               ------------
               U.S. TREASURY SECURITIES-0.18%
     300,000   US Treasury Bill, 2.13%, 1-24-2002(e)........        298,586
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................      4,778,027
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $191,780,691) (b)..........................   $170,106,099
                                                               ============

 (a) Presently not paying dividend income.
 (b) At October 31, 2001, the cost of securities for federal income tax purposes was $192,181,059 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 13,822,059
Unrealized depreciation.....................................   (35,897,019)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(22,074,960)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets
 (e) Security pledged as initial margin deposit for open long financial futures position detailed below:

       FINANCIAL FUTURES-LONG

                                                                           Market Value                  Unrealized
                                                               Number of    Covered by                  Appreciation
Issuer                                                        Contract(s)  Contract(s)    Expiration    at 10/31/2001
------                                                        -----------  ------------   ----------    -------------
Russell 2000 Index                                                10        $2,143,250   December 2001     $92,325

FORTIS MUTUAL FUNDS

Statements of Assets and Liabilities

October 31, 2001

--------------------------------------------------------------------------------

                                          U.S. GOVERNMENT  TAX - FREE
                                            SECURITIES      NATIONAL
                                               FUND         PORTFOLIO
                                          ---------------  -----------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market** (Note 1)...................   $252,046,001    $56,702,055
  Cash on deposit with custodian........            600             --
  Receivables:
    Investment securities sold..........      5,492,495             --
    Interest and dividends..............      2,391,380        813,529
    Subscriptions of capital stock......        422,835            985
  Deferred registration costs...........         35,184         19,206
                                           ------------    -----------
TOTAL ASSETS............................    260,388,495     57,535,775
                                           ------------    -----------
LIABILITIES:
  Cash portion of dividends payable.....        249,039         59,582
  Payable for investment securities
    purchased...........................             --             --
  Redemptions of capital stock..........          8,050             --
  Payable for investment advisory and
    management fees (Note 2)............        156,376         38,417
  Payable for distribution fees
    (Note 2)............................          5,316          1,461
  Accounts payable and accrued
    expenses............................         52,004         25,806
                                           ------------    -----------
TOTAL LIABILITIES.......................        470,785        125,266
                                           ------------    -----------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-
  authorized 10,000,000;
    100,000,000,000; 100,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 10,000,000,000
    shares; respectively................    311,033,580     52,154,710
  Unrealized appreciation (depreciation)
    of investments......................     15,737,252      5,033,241
  Accumulated net realized gain (loss)
    from the sale of investments........    (66,853,122)       222,558
                                           ------------    -----------
TOTAL NET ASSETS........................   $259,917,710    $57,410,509
                                           ============    ===========
**Cost..................................   $236,308,749    $51,668,814
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
CLASS A SHARES..........................          $9.67         $11.16
                                           ------------    -----------
  Net Assets............................    $52,578,802     $8,029,239
                                           ------------    -----------
  Shares Outstanding....................      5,435,373        719,272
                                           ------------    -----------
CLASS B SHARES..........................          $9.64         $11.15
                                           ------------    -----------
  Net Assets............................     $6,581,557     $1,722,776
                                           ------------    -----------
  Shares Outstanding....................        682,465        154,501
                                           ------------    -----------
CLASS C SHARES..........................          $9.64         $11.13
                                           ------------    -----------
  Net Assets............................     $2,275,347       $538,188
                                           ------------    -----------
  Shares Outstanding....................        235,974         48,340
                                           ------------    -----------
CLASS E SHARES..........................          $9.67         $11.18
                                           ------------    -----------
  Net Assets............................   $187,711,517    $42,441,099
                                           ------------    -----------
  Shares Outstanding....................     19,414,620      3,796,069
                                           ------------    -----------
CLASS H SHARES..........................          $9.64         $11.15
                                           ------------    -----------
  Net Assets............................    $10,770,487     $4,679,207
                                           ------------    -----------
  Shares Outstanding....................      1,117,137        419,793
                                           ------------    -----------
CLASS Z SHARES..........................             --             --
                                           ------------    -----------
  Net Assets............................             --             --
                                           ------------    -----------
  Shares Outstanding....................             --             --
                                           ------------    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          TAX - FREE                                              CAPITAL
                                           MINNESOTA      VALUE       CAPITAL        GROWTH     APPRECIATION
                                           PORTFOLIO      FUND          FUND          FUND       PORTFOLIO
                                          -----------  -----------  ------------  ------------  ------------
ASSETS:
Investments in securities, as detailed
  in the accompanying schedules, at
  market** (Note 1).....................  $37,804,372  $47,274,846  $457,151,967  $781,510,954  $170,106,099
Cash on deposit with custodian..........          --       13,800           394        78,708          3,116
Receivables:
  Investment securities sold............          --           --     1,813,993    11,216,150      3,479,155
  Interest and dividends................     429,404       35,895       307,386       399,145         89,970
  Subscriptions of capital stock........          --        2,676        57,087        74,019         70,448
Deferred registration costs.............       4,012       26,864        32,356        51,090         33,995
                                          -----------  -----------  ------------  ------------  ------------
TOTAL ASSETS............................  38,237,788   47,354,081   459,363,183   793,330,066    173,782,783
                                          -----------  -----------  ------------  ------------  ------------
LIABILITIES:
  Cash portion of dividends payable.....      42,338           --            --            --             --
  Payable for investment securities
    purchased...........................          --       25,200       467,358    16,307,764      4,448,463
  Redemptions of capital stock..........       4,140       28,399        51,477       380,726         11,524
  Payable for investment advisory and
    management fees (Note 2)............      23,249       40,426       316,523       504,112        129,725
  Payable for distribution fees
    (Note 2)............................         482        4,408        28,776        39,985         17,067
  Accounts payable and accrued
    expenses............................      22,982       23,906       107,360       186,930         66,077
                                          -----------  -----------  ------------  ------------  ------------
TOTAL LIABILITIES.......................      93,191      122,339       971,494    17,419,517      4,672,856
                                          -----------  -----------  ------------  ------------  ------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-
  authorized 10,000,000;
    100,000,000,000; 100,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 10,000,000,000
    shares; respectively................  36,065,750   49,999,889   502,597,700   885,489,731    262,442,195
  Unrealized appreciation (depreciation)
    of investments......................   2,572,408   (3,697,998)  (33,690,479)  (27,720,098)   (21,582,267)
  Accumulated net realized gain (loss)
    from the sale of investments........    (493,561)     929,851   (10,515,532)  (81,859,084)   (71,750,001)
                                          -----------  -----------  ------------  ------------  ------------
TOTAL NET ASSETS........................  $38,144,597  $47,231,742  $458,391,689  $775,910,549  $169,109,927
                                          ===========  ===========  ============  ============  ============
**Cost..................................  $35,231,964  $50,972,844  $490,842,446  $809,231,052  $191,780,691
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
CLASS A SHARES..........................      $10.42       $11.99        $14.23        $19.21         $19.04
                                          -----------  -----------  ------------  ------------  ------------
  Net Assets............................  $3,542,988   $27,982,373  $385,619,897  $593,267,457  $121,440,013
                                          -----------  -----------  ------------  ------------  ------------
  Shares Outstanding....................     340,127    2,334,202    27,104,088    30,882,351      6,377,875
                                          -----------  -----------  ------------  ------------  ------------
CLASS B SHARES..........................      $10.42       $11.57        $13.00        $17.33         $17.70
                                          -----------  -----------  ------------  ------------  ------------
  Net Assets............................    $771,799   $8,699,942   $28,111,739   $27,012,533    $18,115,281
                                          -----------  -----------  ------------  ------------  ------------
  Shares Outstanding....................      74,100      752,048     2,162,702     1,558,608      1,023,686
                                          -----------  -----------  ------------  ------------  ------------
CLASS C SHARES..........................      $10.44       $11.57        $13.00        $17.34         $17.71
                                          -----------  -----------  ------------  ------------  ------------
  Net Assets............................    $202,983   $2,635,891    $6,910,541    $6,130,987     $6,495,223
                                          -----------  -----------  ------------  ------------  ------------
  Shares Outstanding....................      19,444      227,726       531,602       353,659        366,784
                                          -----------  -----------  ------------  ------------  ------------
CLASS E SHARES..........................      $10.45           --            --            --             --
                                          -----------  -----------  ------------  ------------  ------------
  Net Assets............................  $32,532,609          --            --            --             --
                                          -----------  -----------  ------------  ------------  ------------
  Shares Outstanding....................   3,111,839           --            --            --             --
                                          -----------  -----------  ------------  ------------  ------------
CLASS H SHARES..........................      $10.44       $11.58        $13.02        $17.36         $17.71
                                          -----------  -----------  ------------  ------------  ------------
  Net Assets............................  $1,094,218   $7,913,536   $37,749,512   $54,538,820    $23,059,410
                                          -----------  -----------  ------------  ------------  ------------
  Shares Outstanding....................     104,765      683,493     2,900,216     3,142,444      1,301,838
                                          -----------  -----------  ------------  ------------  ------------
CLASS Z SHARES..........................          --           --            --        $19.77             --
                                          -----------  -----------  ------------  ------------  ------------
  Net Assets............................          --           --            --   $94,960,752             --
                                          -----------  -----------  ------------  ------------  ------------
  Shares Outstanding....................          --           --            --     4,802,484             --
                                          -----------  -----------  ------------  ------------  ------------

FORTIS MUTUAL FUNDS

Statements of Operations

For the Year Ended October 31, 2001

--------------------------------------------------------------------------------

                                     U.S. GOVERNMENT  U.S. GOVERNMENT
                                       SECURITIES       SECURITIES      NATIONAL     NATIONAL     MINNESOTA
                                          FUND*            FUND+       PORTFOLIO**  PORTFOLIO++  PORTFOLIO**
                                     ---------------  ---------------  -----------  -----------  -----------
NET INVESTMENT INCOME:
  Income:
    Interest income................    $ 3,820,672      $16,404,147     $251,822    $3,102,106     $165,297
    Dividend income................             --               --           --            --           --
    Fee income (Note 1)............          6,665           47,005           --            --           --
                                       -----------      -----------     --------    ----------     --------
  Total income.....................      3,827,337       16,451,152      251,822     3,102,106      165,297
                                       -----------      -----------     --------    ----------     --------
  Expenses:
    Investment advisory and
      management fees (Note 2).....        456,150        1,774,831       38,417       447,234       23,249
    Distribution fees (Class A)
      (Note 2).....................         31,263          117,321        1,698        17,893          757
    Distribution fees (Class B)
      (Note 2).....................         14,515           47,283        1,455        15,952          648
    Distribution fees (Class C)
      (Note 2).....................          4,542           16,423          415         3,412          172
    Distribution fees (Class H)
      (Note 2).....................         26,137           91,030        4,061        49,376          926
    Registration fees..............         13,092           52,897        4,338        47,163          586
    Shareholders' notices and
      reports......................         12,426           49,000        1,512        17,500        1,015
    Legal and auditing fees
      (Note 2).....................          5,400           31,500        1,520        17,950        1,497
    Custodian fees.................          3,025           12,800          187         2,200          289
    Directors' fees and expenses...          4,537           22,125          348        11,105          234
    Other..........................          3,329           13,875          214         8,785          140
                                       -----------      -----------     --------    ----------     --------
  Total expenses...................        574,416        2,229,085       54,165       638,570       29,513
                                       -----------      -----------     --------    ----------     --------
NET INVESTMENT INCOME (LOSS).......      3,252,921       14,222,067      197,657     2,463,536      135,784
                                       -----------      -----------     --------    ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized gain (loss) from
    security transactions..........      1,858,126        5,061,260       92,512       407,483       17,800
  Written options..................             --               --           --            --           --
  Futures..........................             --               --           --            --           --
                                       -----------      -----------     --------    ----------     --------
NET REALIZED GAIN (LOSS) ON
  INVESTMENTS......................      1,858,126        5,061,260       92,512       407,483       17,800
                                       -----------      -----------     --------    ----------     --------
NET CHANGE IN UNREALIZED
  APPRECIATION OR DEPRECIATION ON
  INVESTMENTS......................      6,183,013        9,056,777      501,094     2,507,846      361,635
                                       -----------      -----------     --------    ----------     --------
NET GAIN (LOSS) ON INVESTMENTS.....      8,041,139       14,118,037      593,606     2,915,329      379,435
                                       -----------      -----------     --------    ----------     --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................    $11,294,060      $28,340,104     $791,263    $5,378,865     $515,219
                                       ===========      ===========     ========    ==========     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  *  FOR THE THREE-MONTH PERIOD ENDED OCTOBER 31, 2001.
 **  FOR THE ONE-MONTH PERIOD ENDED OCTOBER 31, 2001.
***  FOR THE TWO-MONTH PERIOD ENDED OCTOBER 31, 2001.
  +  FOR THE YEAR ENDED JULY 31, 2001.
 ++  FOR THE YEAR ENDED SEPTEMBER 30, 2001.
+++  FOR THE YEAR ENDED AUGUST 31, 2001.

--------------------------------------------------------------------------------

                                      MINNESOTA      VALUE        VALUE       CAPITAL        CAPITAL        GROWTH
                                     PORTFOLIO++    FUND***      FUND+++      FUND***        FUND+++       FUND***
                                     -----------  -----------  -----------  ------------  -------------  ------------
NET INVESTMENT INCOME:
Income:
  Interest income..................  $2,159,960   $    9,123   $  186,373   $    49,737   $    872,544   $   111,295
  Dividend income..................          --       93,884      605,026       531,120      4,432,302       577,775
  Fee income (Note 1)..............          --           --        6,044        16,972        174,773        40,844
                                     ----------   -----------  -----------  ------------  -------------  ------------
Total income.......................   2,159,960      103,007      797,443       597,829      5,479,619       729,914
                                     ----------   -----------  -----------  ------------  -------------  ------------
Expenses:
  Investment advisory and
    management fees (Note 2).......     279,776       80,017      547,226       617,389      4,626,527       996,832
  Distribution fees (Class A)
    (Note 2).......................       8,890       11,752       83,758       163,049      1,262,366       251,973
  Distribution fees (Class B)
    (Note 2).......................       8,284       14,829       88,975        47,054        341,560        45,130
  Distribution fees (Class C)
    (Note 2).......................       2,096        4,506       29,447        11,455         91,414        10,117
  Distribution fees (Class H)
    (Note 2).......................      11,000       13,674       93,772        63,838        484,607        91,955
  Registration fees................       7,273        7,595       44,757        10,330         87,870        20,177
  Shareholders' notices and
    reports........................      12,450        1,003        6,500        12,701         78,700        27,409
  Legal and auditing fees
    (Note 2).......................      17,625        2,799       15,626         6,852         40,650        10,194
  Custodian fees...................       3,900        1,671       13,415         6,351         37,004        12,534
  Directors' fees and expenses.....       5,415          618        3,687         6,726         40,878        11,553
  Other............................       5,991          531        3,096         6,301         37,806        12,484
                                     ----------   -----------  -----------  ------------  -------------  ------------
Total expenses.....................     362,700      138,995      930,259       952,046      7,129,382     1,490,358
                                     ----------   -----------  -----------  ------------  -------------  ------------
NET INVESTMENT INCOME (LOSS).......   1,797,260      (35,988)    (132,816)     (354,217)    (1,649,763)     (760,444)
                                     ----------   -----------  -----------  ------------  -------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized gain (loss) from
    security transactions..........     (81,601)  (2,169,785)   4,465,737    (3,482,665)    (6,863,875)  (87,499,877)
  Written options..................          --           --       (7,768)           --             --            --
  Futures..........................          --           --      161,806            --             --            --
                                     ----------   -----------  -----------  ------------  -------------  ------------
NET REALIZED GAIN (LOSS) ON
  INVESTMENTS......................     (81,601)  (2,169,785)   4,619,775    (3,482,665)    (6,863,875)  (87,499,877)
                                     ----------   -----------  -----------  ------------  -------------  ------------
NET CHANGE IN UNREALIZED
  APPRECIATION OR DEPRECIATION ON
  INVESTMENTS......................   1,803,197   (3,000,178)  (3,462,544)  (24,909,910)  (166,174,312)  (11,356,563)
                                     ----------   -----------  -----------  ------------  -------------  ------------
NET GAIN (LOSS) ON INVESTMENTS.....   1,721,596   (5,169,963)   1,157,231   (28,392,575)  (173,038,187)  (98,856,440)
                                     ----------   -----------  -----------  ------------  -------------  ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $3,518,856   $(5,205,951) $1,024,415   $(28,746,792) $(174,687,950) $(99,616,884)
                                     ==========   ===========  ===========  ============  =============  ============

                                                      CAPITAL        CAPITAL
                                        GROWTH      APPRECIATION  APPRECIATION
                                        FUND+++     PORTFOLIO***  PORTFOLIO+++
                                     -------------  ------------  -------------
NET INVESTMENT INCOME:
Income:
  Interest income..................  $  5,146,447   $    21,876   $   1,258,374
  Dividend income..................     2,120,213        99,953         660,019
  Fee income (Note 1)..............       169,985        11,609         251,316
                                     -------------  ------------  -------------
Total income.......................     7,436,645       133,438       2,169,709
                                     -------------  ------------  -------------
Expenses:
  Investment advisory and
    management fees (Note 2).......     8,541,214       258,507       2,265,618
  Distribution fees (Class A)
    (Note 2).......................     2,198,763        91,076         866,940
  Distribution fees (Class B)
    (Note 2).......................       356,189        30,029         262,822
  Distribution fees (Class C)
    (Note 2).......................        85,075        10,682          96,928
  Distribution fees (Class H)
    (Note 2).......................       751,708        38,251         336,151
  Registration fees................       124,055        13,843          83,282
  Shareholders' notices and
    reports........................       224,276         6,852          47,138
  Legal and auditing fees
    (Note 2).......................        62,279         4,596          27,500
  Custodian fees...................        77,846         4,499          26,783
  Directors' fees and expenses.....        63,430         2,982          16,257
  Other............................        74,557         3,012          17,020
                                     -------------  ------------  -------------
Total expenses.....................    12,559,392       464,329       4,046,439
                                     -------------  ------------  -------------
NET INVESTMENT INCOME (LOSS).......    (5,122,747)     (330,891)     (1,876,730)
                                     -------------  ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized gain (loss) from
    security transactions..........     7,447,143    (5,715,574)    (61,580,323)
  Written options..................            --            --              --
  Futures..........................            --      (443,475)     (1,955,184)
                                     -------------  ------------  -------------
NET REALIZED GAIN (LOSS) ON
  INVESTMENTS......................     7,447,143    (6,159,049)    (63,535,507)
                                     -------------  ------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION OR DEPRECIATION ON
  INVESTMENTS......................  (599,631,951)  (13,466,522)   (144,795,298)
                                     -------------  ------------  -------------
NET GAIN (LOSS) ON INVESTMENTS.....  (592,184,808)  (19,625,571)   (208,330,805)
                                     -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $(597,307,555) $(19,956,462) $(210,207,535)
                                     =============  ============  =============

FORTIS MUTUAL FUNDS

Statements of Changes in Net Assets

U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                              FOR THE
                                            THREE-MONTH         FOR THE         FOR THE
                                            PERIOD ENDED      YEAR ENDED      YEAR ENDED
                                          OCTOBER 31, 2001   JULY 31, 2001   JULY 31, 2000
                                          ----------------   -------------   -------------
OPERATIONS:
  Net investment income.................    $  3,252,921     $ 14,222,067    $ 15,509,546
  Net realized gain (loss) on
    investments.........................       1,858,126        5,061,260      (8,494,120)
  Net change in unrealized appreciation
    or depreciation on investments......       6,183,013        9,056,777       4,693,992
                                            ------------     ------------    ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................      11,294,060       28,340,104      11,709,418
                                            ------------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................        (626,118)      (2,778,272)     (2,557,139)
    Class B.............................         (61,751)        (233,961)       (215,280)
    Class C.............................         (19,283)         (82,431)       (124,720)
    Class E.............................      (2,434,889)     (11,079,898)    (12,008,659)
    Class H.............................        (110,880)        (437,775)       (468,809)
                                            ------------     ------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (3,252,921)     (14,612,337)    (15,374,607)
                                            ------------     ------------    ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,217,858; 2,142,794 and
     1,110,496 shares)..................      11,594,970       19,797,682       9,847,313
    Class B (128,070; 228,446 and
     122,246 shares)....................       1,215,466        2,096,634       1,080,047
    Class C (73,768; 515,330 and 57,680
     shares)............................         701,458        4,763,109         507,372
    Class E (356,992; 1,046,509 and
     776,447 shares)....................       3,383,491        9,587,285       6,846,258
    Class H (103,946; 334,480 and
     265,462 shares)....................         982,019        3,047,447       2,351,553
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (51,541; 228,678 and 218,565
     shares)............................         491,838        2,103,565       1,932,441
    Class B (5,654; 22,505 and 20,958
     shares)............................          53,803          206,415         184,777
    Class C (1,929; 8,279 and 9,640
     shares)............................          18,289           75,881          84,905
    Class E (191,147; 896,129 and
     987,089 shares)....................       1,823,304        8,235,311       8,724,268
    Class H (9,525; 39,785 and 40,598
     shares)............................          90,464          364,824         357,814
  Less cost of repurchase of shares
    Class A (934,532; 2,195,092 and
     1,902,722 shares)..................      (8,909,384)     (20,236,313)    (16,855,020)
    Class B (16,873; 167,991 and 186,544
     shares)............................        (159,594)      (1,543,110)     (1,646,906)
    Class C (11,335; 533,762 and 229,546
     shares)............................        (106,997)      (4,931,298)     (2,010,287)
    Class E (582,566; 3,331,201 and
     9,289,894 shares)..................      (5,524,490)     (30,517,960)    (82,306,339)
    Class H (75,336; 240,170 and 509,388
     shares)............................        (711,717)      (2,199,057)     (4,482,745)
                                            ------------     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS...............       4,942,920       (9,149,585)    (75,384,549)
                                            ------------     ------------    ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................      12,984,059        4,578,182     (79,049,738)
NET ASSETS:
  Beginning of period...................     246,933,651      242,355,469     321,405,207
                                            ------------     ------------    ------------
  End of period (includes undistributed
    net investment income of $0, $0 and
    $390,270, respectively).............    $259,917,710     $246,933,651    $242,355,469
                                            ============     ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MUTUAL FUNDS

Statements of Changes in Net Assets

TAX-FREE NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

                                              FOR THE             FOR THE              FOR THE
                                            MONTH ENDED          YEAR ENDED           YEAR ENDED
                                          OCTOBER 31, 2001   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                          ----------------   ------------------   ------------------
OPERATIONS:
  Net investment income.................     $   197,657         $ 2,463,536          $ 2,776,202
  Net realized gain on investments......          92,512             407,483              173,042
  Net change in unrealized appreciation
    or depreciation on investments......         501,094           2,507,846             (134,800)
                                             -----------         -----------          -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................         791,263           5,378,865            2,814,444
                                             -----------         -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................         (26,881)           (310,893)            (315,592)
    Class B.............................          (4,667)            (57,264)             (62,240)
    Class C.............................          (1,339)            (11,767)             (14,125)
    Class E.............................        (151,771)         (1,982,260)          (2,145,134)
    Class H.............................         (12,999)           (170,979)            (213,620)
                                             -----------         -----------          -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....        (197,657)         (2,533,163)          (2,750,711)
                                             -----------         -----------          -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (16,923; 166,336 and 99,558
     shares)............................         188,549           1,812,743            1,036,967
    Class B (26; 12,864 and 8,589
     shares)............................             293             139,225               89,415
    Class C (5,700; 19,771 and 4,400
     shares)............................          63,267             213,933               45,357
    Class E (3,574; 89,503 and 67,046
     shares)............................          39,868             986,617              695,823
    Class H (971; 31,721 and 21,104
     shares)............................          10,810             333,038              220,943
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (1,925; 22,427 and 22,556
     shares)............................          21,488             243,599              233,569
    Class B (384; 4,885 and 5,373
     shares)............................           4,281              52,971               55,576
    Class C (118; 1,138 and 1,261
     shares)............................           1,310              12,298               13,020
    Class E (9,115; 121,726 and 137,257
     shares)............................         101,901           1,323,484            1,422,937
    Class H (706; 9,814 and 11,561
     shares)............................           7,871             106,364              119,524
  Less cost of repurchase of shares
    Class A (13,914; 94,155 and 290,086
     shares)............................        (154,988)         (1,024,467)          (3,000,411)
    Class B (36; 10,357 and 34,705
     shares)............................            (401)           (113,280)            (358,758)
    Class C (71; 5,900 and 30,550
     shares)............................            (793)            (63,699)            (313,727)
    Class E (42,209; 398,428 and 685,948
     shares)............................        (470,787)         (4,331,424)          (7,119,277)
    Class H (21,749; 80,407 and 129,435
     shares)............................        (241,882)           (861,788)          (1,340,065)
                                             -----------         -----------          -----------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..........................        (429,213)         (1,170,386)          (8,199,107)
                                             -----------         -----------          -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................         164,393           1,675,316           (8,135,374)
NET ASSETS:
  Beginning of period...................      57,246,116          55,570,800           63,706,174
                                             -----------         -----------          -----------
  End of period (includes undistributed
    net investment income of $0, $0 and
    $69,627, respectively)..............     $57,410,509         $57,246,116          $55,570,800
                                             ===========         ===========          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MUTUAL FUNDS

Statements of Changes in Net Assets

TAX-FREE MINNESOTA PORTFOLIO
--------------------------------------------------------------------------------

                                              FOR THE             FOR THE              FOR THE
                                            MONTH ENDED          YEAR ENDED           YEAR ENDED
                                          OCTOBER 31, 2001   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                          ----------------   ------------------   ------------------
OPERATIONS:
  Net investment income.................     $   135,784         $ 1,797,260          $ 2,032,236
  Net realized gain (loss) on
    investments.........................          17,800             (81,601)            (294,489)
  Net change in unrealized appreciation
    or depreciation on investments......         361,635           1,803,197               98,863
                                             -----------         -----------          -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................         515,219           3,518,856            1,836,610
                                             -----------         -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................         (12,206)           (157,546)            (163,436)
    Class B.............................          (2,124)            (33,004)             (31,425)
    Class C.............................            (564)             (8,478)              (9,544)
    Class E.............................        (117,850)         (1,603,449)          (1,752,368)
    Class H.............................          (3,040)            (44,001)             (50,203)
                                             -----------         -----------          -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....        (135,784)         (1,846,478)          (2,006,976)
                                             -----------         -----------          -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (7,923; 40,587 and 83,620
     shares)............................          82,224             408,160              819,244
    Class B (5,305; 12,661 and 17,842
     shares)............................          54,790             130,411              173,976
    Class C (125; 1,403 and 4,227
     shares)............................           1,300              14,705               41,374
    Class E (3,396; 76,130 and 71,185
     shares)............................          35,380             786,915              694,000
    Class H (69; 428 and 34,160
     shares)............................             725               5,956              331,607
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (896; 12,324 and 12,337
     shares)............................           9,336             125,478              120,618
    Class B (195; 3,111 and 3,201
     shares)............................           2,033              31,656               31,314
    Class C (31; 459 and 505 shares)....             325               4,679                4,954
    Class E (7,523; 105,744 and 122,065
     shares)............................          78,614           1,080,104            1,197,168
    Class H (262; 3,831 and 3,131
     shares)............................           2,734              39,089               30,721
  Less cost of repurchase of shares
    Class A (14,861; 56,407 and 73,271
     shares)............................        (154,235)           (574,078)            (716,329)
    Class B (7,928; 23,086 and 24,003
     shares)............................         (82,119)           (234,366)            (234,700)
    Class C (53; 8,244 and 3,913
     shares)............................            (551)            (83,596)             (38,303)
    Class E (15,651; 402,879 and 618,875
     shares)............................        (163,108)         (4,125,214)          (6,046,896)
    Class H (589; 7,834 and 69,818
     shares)............................          (6,125)            (80,155)            (680,998)
                                             -----------         -----------          -----------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..........................        (138,677)         (2,470,256)          (4,272,250)
                                             -----------         -----------          -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................         240,758            (797,878)          (4,442,616)
NET ASSETS:
  Beginning of period...................      37,903,839          38,701,717           43,144,333
                                             -----------         -----------          -----------
  End of period (includes undistributed
    net investment income of $0, $0 and
    $49,218, respectively)..............     $38,144,597         $37,903,839          $38,701,717
                                             ===========         ===========          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MUTUAL FUNDS

Statements of Changes in Net Assets

VALUE FUND
--------------------------------------------------------------------------------

                                              FOR THE
                                             TWO-MONTHS          FOR THE           FOR THE
                                               ENDED           YEAR ENDED        YEAR ENDED
                                          OCTOBER 31, 2001   AUGUST 31, 2001   AUGUST 31, 2000
                                          ----------------   ---------------   ---------------
OPERATIONS:
  Net investment loss...................     $   (35,988)     $   (132,816)     $    (55,248)
  Net realized gain (loss) on
    investments.........................      (2,169,785)        4,619,775         5,163,476
  Net change in unrealized appreciation
    or depreciation on investments in
    securities..........................      (3,000,178)       (3,462,544)        2,288,455
                                             -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............      (5,205,951)        1,024,415         7,396,683
                                             -----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................              --           (43,815)               --
  From net realized gains on investments
    Class A.............................              --        (3,614,146)       (2,711,156)
    Class B.............................              --          (719,625)         (475,111)
    Class C.............................              --          (257,448)         (173,230)
    Class H.............................              --          (827,136)         (558,428)
                                             -----------      ------------      ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....              --        (5,462,170)       (3,917,925)
                                             -----------      ------------      ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (139,928; 873,137 and
     2,280,356 shares)..................       1,686,025        12,366,719        29,790,191
    Class B (33,156; 261,590 and 145,708
     shares)............................         395,989         3,599,187         1,863,577
    Class C (12,054; 80,540 and 43,191
     shares)............................         141,609         1,105,270           556,468
    Class H (14,628; 186,657 and 166,534
     shares)............................         173,350         2,554,779         2,137,878
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (0; 269,610 and 166,040
     shares)............................              --         3,610,140         2,047,270
    Class B (0; 54,967 and 38,026
     shares)............................              --           715,123           459,735
    Class C (0; 19,329 and 14,271
     shares)............................              --           251,657           172,534
    Class H (0; 63,093 and 45,843
     shares)............................              --           821,470           554,237
  Less cost of repurchase of shares
    Class A (97,282; 1,646,100 and
     2,234,865 shares)..................      (1,151,393)      (22,715,485)      (28,397,043)
    Class B (33,406; 111,785 and 146,187
     shares)............................        (386,887)       (1,516,312)       (1,861,275)
    Class C (12,545; 62,496 and 56,869
     shares)............................        (142,450)         (853,598)         (726,966)
    Class H (28,321; 183,005 and 197,431
     shares)............................        (329,030)       (2,516,311)       (2,505,700)
                                             -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS...............         387,213        (2,577,361)        4,090,906
                                             -----------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................      (4,818,738)       (7,015,116)        7,569,664
NET ASSETS:
  Beginning of period...................      52,050,480        59,065,596        51,495,932
                                             -----------      ------------      ------------
  End of period.........................     $47,231,742      $ 52,050,480      $ 59,065,596
                                             ===========      ============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MUTUAL FUNDS

Statements of Changes in Net Assets

CAPITAL FUND
--------------------------------------------------------------------------------

                                              FOR THE
                                             TWO-MONTHS          FOR THE           FOR THE
                                               ENDED           YEAR ENDED        YEAR ENDED
                                          OCTOBER 31, 2001   AUGUST 31, 2001   AUGUST 31, 2000
                                          ----------------   ---------------   ---------------
OPERATIONS:
  Net investment income.................    $   (354,217)     $  (1,649,763)    $  (2,717,474)
  Net realized gain (loss) on
    investments.........................      (3,482,665)        (6,863,875)      114,430,011
  Net change in unrealized appreciation
    or depreciation on investments......     (24,909,910)      (166,174,312)       78,996,803
                                            ------------      -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     (28,746,792)      (174,687,950)      190,709,340
                                            ------------      -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments
    Class A.............................              --        (84,539,969)     (127,601,625)
    Class B.............................              --         (5,782,339)       (6,184,590)
    Class C.............................              --         (1,605,036)       (1,747,450)
    Class H.............................              --         (8,431,323)       (9,997,297)
                                            ------------      -------------     -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....              --       (100,358,667)     (145,530,962)
                                            ------------      -------------     -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (225,616; 1,487,611 and
     3,116,868 shares)..................       3,218,012         26,986,363        70,937,477
    Class B (73,804; 429,721 and 504,569
     shares)............................         951,131          7,202,434        10,725,463
    Class C (42,128; 169,018 and 204,551
     shares)............................         555,305          2,795,776         4,384,826
    Class H (44,236; 456,102 and 658,845
     shares)............................         570,416          7,698,555        14,082,716
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (0; 4,392,960 and 5,521,194
     shares)............................              --         79,249,128       109,761,564
    Class B (0; 343,551 and 328,954
     shares)............................              --          5,702,940         6,144,862
    Class C (0; 96,566 and 93,012
     shares)............................              --          1,602,988         1,737,472
    Class H (0; 496,573 and 525,873
     shares)............................              --          8,253,012         9,833,848
  Less cost of repurchase of shares
    Class A (717,588; 4,095,515 and
     7,002,235 shares)..................     (10,063,301)       (73,297,284)     (156,163,722)
    Class B (67,628; 334,712 and 257,162
     shares)............................        (853,351)        (5,489,242)       (5,519,205)
    Class C (57,769; 209,165 and 69,338
     shares)............................        (694,993)        (3,342,642)       (1,472,555)
    Class H (83,651; 559,105 and 510,063
     shares)............................      (1,067,648)        (9,232,305)      (11,063,331)
                                            ------------      -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS...............      (7,384,429)        48,129,723        53,389,415
                                            ------------      -------------     -------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................     (36,131,221)      (226,916,894)       98,567,793
NET ASSETS:
  Beginning of period...................     494,522,910        721,439,804       622,872,011
                                            ------------      -------------     -------------
  End of period.........................    $458,391,689      $ 494,522,910     $ 721,439,804
                                            ============      =============     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MUTUAL FUNDS

Statements of Changes in Net Assets

GROWTH FUND
--------------------------------------------------------------------------------

                                              FOR THE
                                             TWO-MONTHS          FOR THE           FOR THE
                                               ENDED           YEAR ENDED        YEAR ENDED
                                          OCTOBER 31, 2001   AUGUST 31, 2001   AUGUST 31, 2000
                                          ----------------   ---------------   ---------------
OPERATIONS:
  Net investment loss...................   $    (760,444)    $   (5,122,747)   $   (7,261,711)
  Net realized gain (loss) on
    investments.........................     (87,499,877)         7,447,143       329,645,180
  Net change in unrealized appreciation
    or depreciation on investments......     (11,356,563)      (599,631,951)      404,353,903
                                           -------------     --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     (99,616,884)      (597,307,555)      726,737,372
                                           -------------     --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.............................              --       (224,717,243)     (161,527,542)
    Class B.............................              --         (9,276,639)       (4,775,505)
    Class C.............................              --         (2,250,889)       (1,113,135)
    Class H.............................              --        (19,977,922)      (11,826,752)
    Class Z.............................              --        (42,781,870)      (23,575,253)
                                           -------------     --------------    --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....              --       (299,004,563)     (202,818,187)
                                           -------------     --------------    --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (231,726; 1,917,541 and
     2,190,248 shares)..................       4,421,300         54,171,918        81,678,696
    Class B (62,784; 401,082 and 291,506
     shares)............................       1,076,918         10,726,636        10,512,447
    Class C (23,070; 111,029 and 95,125
     shares)............................         398,716          3,029,701         3,396,384
    Class H (71,440; 575,745 and 508,973
     shares)............................       1,228,399         14,842,225        18,092,803
    Class Z (38,468; 504,437 and
     1,406,751 shares)..................         793,808         15,064,120        56,652,942
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (0; 7,400,276 and 5,123,068
     shares)............................              --        215,125,955       150,002,846
    Class B (0; 345,864 and 171,340
     shares)............................              --          9,134,261         4,698,153
    Class C (0; 84,649 and 40,027
     shares)............................              --          2,236,423         1,097,537
    Class H (0; 746,801 and 425,701
     shares)............................              --         19,752,900        11,681,176
    Class Z (0; 1,394,392 and 763,543
     shares)............................              --         41,594,721        22,753,587
  Less cost of repurchase of shares
    Class A (895,814; 4,246,192 and
     4,675,256 shares)..................     (16,907,744)      (112,671,173)     (172,622,113)
    Class B (54,251; 219,094 and 132,147
     shares)............................        (917,714)        (5,300,079)       (4,627,149)
    Class C (20,957; 88,767 and 48,720
     shares)............................        (344,359)        (2,060,895)       (1,623,319)
    Class H (87,599; 463,854 and 360,901
     shares)............................      (1,501,742)       (11,547,282)      (12,695,963)
    Class Z (191,927; 1,935,115 and
     1,006,314 shares)..................      (3,780,885)       (52,524,212)      (36,361,483)
                                           -------------     --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS...............     (15,533,303)       201,575,219       132,636,544
                                           -------------     --------------    --------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    (115,150,187)      (694,736,899)      656,555,729
NET ASSETS:
  Beginning of period...................     891,060,736      1,585,797,635       929,241,906
                                           -------------     --------------    --------------
  End of period.........................   $ 775,910,549     $  891,060,736    $1,585,797,635
                                           =============     ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MUTUAL FUNDS

Statements of Changes in Net Assets

CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                              FOR THE
                                             TWO-MONTHS          FOR THE           FOR THE
                                               ENDED           YEAR ENDED        YEAR ENDED
                                          OCTOBER 31, 2001   AUGUST 31, 2001   AUGUST 31, 2000
                                          ----------------   ---------------   ---------------
OPERATIONS:
  Net investment loss...................    $   (330,891)     $  (1,876,730)    $ (3,347,592)
  Net realized gain (loss) on
    investments.........................      (6,159,049)       (63,535,507)     106,755,209
  Net change in unrealized appreciation
    or depreciation on investments......     (13,466,522)      (144,795,298)     106,092,605
                                            ------------      -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     (19,956,462)      (210,207,535)     209,500,222
                                            ------------      -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.............................              --        (67,342,659)     (43,866,932)
    Class B.............................              --         (9,154,760)      (3,478,903)
    Class C.............................              --         (3,305,121)      (1,168,415)
    Class H.............................              --        (11,624,137)      (6,295,778)
                                            ------------      -------------     ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....              --        (91,426,677)     (54,810,028)
                                            ------------      -------------     ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (174,724; 1,538,826 and
     1,707,007 shares)..................       3,186,388         44,058,090       87,494,320
    Class B (37,427; 283,456 and 337,973
     shares)............................         642,498          8,493,204       16,971,885
    Class C (10,252; 108,481 and 205,148
     shares)............................         177,941          3,271,358        9,771,866
    Class H (29,478; 269,878 and 274,933
     shares)............................         507,564          7,860,463       13,692,953
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (0; 2,034,928 and 1,155,915
     shares)............................              --         65,137,968       42,606,677
    Class B (0; 300,470 and 97,519
     shares)............................              --          8,980,569        3,443,402
    Class C (0; 109,113 and 33,023
     shares)............................              --          3,265,752        1,167,364
    Class H (0; 381,286 and 174,093
     shares)............................              --         11,411,953        6,154,196
  Less cost of repurchase of shares
    Class A (303,308; 2,268,000 and
     1,750,223 shares)..................      (5,575,538)       (62,609,616)     (84,515,959)
    Class B (52,553; 208,450 and 99,482
     shares)............................        (897,518)        (5,379,949)      (4,957,119)
    Class C (11,615; 97,226 and 93,762
     shares)............................        (206,838)        (2,604,733)      (4,113,157)
    Class H (45,048; 209,745 and 167,054
     shares)............................        (794,294)        (5,654,438)      (8,114,751)
                                            ------------      -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS...............      (2,959,797)        76,230,621       79,601,677
                                            ------------      -------------     ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................     (22,916,259)      (225,403,591)     234,291,871
NET ASSETS:
  Beginning of period...................     192,026,186        417,429,777      183,137,906
                                            ------------      -------------     ------------
  End of period.........................    $169,109,927      $ 192,026,186     $417,429,777
                                            ============      =============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MUTUAL FUNDS

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds or portfolios (the funds) are open-end, diversified management investment companies, each of which have different investment objectives and their own investment portfolios and net asset values. U.S. Government Securities Fund is a series of Fortis Income Portfolios, Inc., Tax-Free National and Tax-Free Minnesota are funds within the Fortis Tax-Free Portfolios, Inc., Value Fund and Capital Fund are funds within Fortis Equity Portfolios, Inc., Growth Fund is a fund within Fortis Growth Fund, Inc., Capital Appreciation Portfolio is a fund within the Fortis Advantage Portfolios, Inc. The funds' fiscal year end changed to October 31 in conjunction with the Hartford Life Acquisition (See note 3). The investment objectives of each fund are as follows:

   - The objective of the U.S. Government Securities Fund is to maximize total return (from current income and capital appreciation), while providing shareholders with a level of current income consistent with prudent investment risk.

   - The objective of the Tax-Free National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from capital appreciation.

   - The objective of the Tax-Free Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from capital appreciation.

   - The objective of Value Fund is short and long-term capital appreciation. Current income is only a secondary objective. The portfolio invests primarily in equity securities and selects stocks based on a concept of fundamental value.

   - The objective of the Capital Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Growth Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Capital Appreciation Portfolio is maximum long-term capital appreciation. Dividend and interest income from investments, if any, is incidental.

   The Articles of Incorporation of Fortis Mutual Funds permits the Board of Directors to create additional funds in the future.

   The Fortis Mutual Funds offer Class A, Class B, Class C and Class H shares. U.S. Government Securities, Tax-Free National and Tax-Free Minnesota also issue Class E shares. Fortis Growth Fund also issues Class Z shares.

   Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to contingent deferred sales charge for one year. Class Z shares are sold without a front-end sales charge or a contingent deferred sales charge and have no distribution fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the funds enter into a repurchase agreement, the value of the underlying collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each fund's custodian in book entry or physical form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the funds' custodian, State Street Bank.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

   The Value Fund, Capital Fund, Growth Fund and Capital Appreciation Portfolio together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP, have an interest in a $1,618,213,000 joint repurchase agreement dated October 31, 2001 with State Street Bank, 2.57% due November 1, 2001. This joint repurchase agreement is collateralized by $1,629,165,970 U.S. Treasury Bonds 5.25% - 13.25% due 2003 - 2028.

   U.S. Government Securities Fund together with other investment management companies having investment advisory agreements

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------
   with Hartford Investment Management Company has an interest in a $529,733,000 joint repurchase agreement dated October 31, 2001 with State Street Bank, 2.567% due November 1, 2001. This joint repurchase agreement is collateralized by $540,327,660 U.S. Treasury Bonds 6.125% - 9.125% due
   2002 - 2029.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the U.S. Government Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. There were no securities purchased on a when-issued basis at October 31, 2001.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The funds investing in fixed income securities amortize original issue discount, long term bond premium, and market discount.

   For the periods ended October 31, 2001, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                      Cost of         Proceeds
                                                     Purchases       from Sales
   -----------------------------------------------------------------------------
   U.S. Government Securities Fund..............    $ 79,196,346    $ 83,272,432
   Tax-Free National Portfolio..................              --       1,505,182
   Tax-Free Minnesota Portfolio.................              --         989,795
   Value Fund...................................       6,133,084       5,617,437
   Capital Fund.................................      61,223,408      71,444,675
   Growth Fund..................................     222,704,493     237,267,742
   Capital Appreciation Portfolio...............      28,677,973      31,789,384

   LENDING OF PORTFOLIO SECURITIES: At October 31, 2001, there were no securities on loan. Fee income for the period ended October 31, 2001 for U.S. Government Securities Fund, Capital Fund, Growth Fund and Capital Appreciation Portfolio amounted to $6,665, $16,972, $40,844 and $11,609, respectively. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

   FEDERAL TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each fund is a single taxable entity.

   On a calendar year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   On the Statements of Assets and Liabilities, due to permanent book-to-tax differences, such as distributions and net operating losses, accumulated net realized gain (loss) and undistributed net investment income have been increased, resulting in a net reclassification adjustment to decrease paid-in-capital by the following:

                                                    Undistributed
                                                    Net Investment                        Accumulated
                                                        Income        Paid-in-Capital    Gains/(Losses)
   ----------------------------------------------------------------------------------------------------
   Value Fund...................................       $ 35,988          $ (35,988)                --
   Capital Fund.................................        354,217           (354,217)                --
   Growth Fund..................................        760,444           (760,444)                --
   Capital Appreciation Portfolio...............        330,891           (330,891)                --

   For federal income tax purposes the U.S. Government, Tax-Free Minnesota, Value, Capital, Growth and Capital Appreciation had capital loss carryovers of $66,853,121, $493,562, $1,311,846, $9,338,000, $90,224,153 and $74,194,015
   respectively, at October 31, 2001, which, if not offset by subsequent capital gains, will expire in 2002 through 2010. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of Fortis U.S. Government Securities, Fortis Tax-Free National and Fortis Tax-Free Minnesota to declare income distributions daily to be paid on the last business day of each month. The funds will make annual distributions of any realized capital gains as required by law. The funds will pay annual distributions from net investment income, if any, for Fortis Value Fund, Fortis Capital Fund, Fortis Growth Fund and Fortis Capital Appreciation Portfolio. Distributions of net realized capital gains, if any, are made annually by each fund. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

   For federal income tax purposes the funds may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and

--------------------------------------------------------------------------------
   liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   BANK BORROWINGS: Several Fortis Funds including Value Fund, Capital Fund, Growth Fund and Capital Appreciation Portfolio have a revolving credit agreement with U.S. Bank Minnesota N.A., whereby the funds are permitted to have a bank borrowing for temporary and emergency purposes to meet large redemption requests by shareholders; and cover securities purchased when matched or when earlier trades have failed. The agreement enables the funds to participate with other Fortis Funds, and permits borrowings up to $50 million, collectively. Interest is expensed to each participating fund based on its borrowings and will be calculated at the borrowers' option of: the reserve-adjusted LIBOR plus a "margin" of 20 basis points; or the Federal Funds rate plus a "margin" of 45 basis points. Each fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. There were no borrowings outstanding during the periods ended October 31, 2001.

   FUTURES TRANSACTIONS: Certain funds may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Capital Appreciation Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Notes to the Schedule of Investments). Investment in financial futures require the funds to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gain or losses. When the contracts are closed, the funds recognize a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 2001, and their related unrealized market appreciation are set forth in the Notes to the Schedule of Investments.

   OPTIONS TRANSACTIONS: Certain funds may write covered call and secured put options, and purchase and sell put and call options on securities written by others in order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investments. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. The fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

   Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

2. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company ("HIFSCO") (See Note 3) is the investment adviser for each fund. Investment advisory and management fees are computed for the U.S. Government Securities at an annual rate of .80 % of the first 50 million of average daily net assets and .70% of average daily net assets in excess of $50 million. The Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. The National Portfolio's is computed at an annual rate of .80% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based upon the average net assets of the National Portfolio. Value Fund, Capital Fund, Growth Fund and Capital Appreciation Portfolio at an annual rate of 1.00% of the first $100 million of average daily net assets, .80% for the next $150 million, and .70% for average daily net assets over $250 million.

   In addition to the investment advisory and management fee, certain classes pay HIFSCO (the principal underwriter) distribution fees equal to .25% of average daily net assets of Class A for U.S. Government Securities Fund, Tax-Free National Portfolio, Tax-Free Minnesota Portfolio, Value Fund, Capital Fund, and Growth Fund, .45% of average daily net assets for Class A of Capital Appreciation Portfolio and 1.00% of average daily net assets for Classes B, C, and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. HIFSCO also received sales charges (paid by purchasers or redeemers of the funds' shares) as follows:

                                                    Class A     Class B     Class C     Class E     Class H
   ---------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund..............    $ 29,021     $1,714       $110      $13,124      $6,147
   Tax-Free National Portfolio..................       1,727         --         --          810          --
   Tax-Free Minnesota Portfolio.................          72        879         --        1,138          --
   Value Fund...................................      19,292      4,432        227           --       2,626
   Capital Fund.................................      60,093      4,234        224           --       5,899
   Growth Fund..................................     105,221      3,831        195           --       6,847
   Capital Appreciation Portfolio...............      44,415      2,767        114           --       1,547

   As adviser for the Fortis Mutual Funds, HIFSCO has retained Wellington Management Company, LLP ("Wellington") and Hartford Investment Management Company ("HIMCO") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and Board of Directors of the Fortis Mutual Funds. Pursuant to the sub-advisory agreements, Wellington and HIMCO will regularly provide the funds with investment research, advice and supervision and furnish

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------
   continuously an investment program consistent with the funds' investment objectives and policies, including the purchase, retention and disposition of securities.

   For the periods ended October 31, 2001, legal fees and expenses were paid as follows to a law firm of which the secretary of the fund is a partner.

                                                    Amount
   -------------------------------------------------------
   U.S. Government Securities Fund..............    $1,437
   Tax-Free National Portfolio..................        85
   Tax-Free Minnesota Portfolio.................        62
   Value Fund...................................       125
   Capital Fund.................................     2,340
   Growth Fund..................................     5,682
   Capital Appreciation Portfolio...............     1,086

3. HARTFORD LIFE ACQUISITION: On April 2, 2001, Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company. The Hartford is a leading insurance and financial services company with over $165 billion in assets. Prior to the acquisition, Fortis Advisers served as the investment adviser to the funds and Fortis Investors served as the principal underwriter to the funds. Hartford Investment Financial Services Company, a wholly owned indirect subsidiary of The Hartford, is now the investment adviser to the funds. As a result of the acquisition, HIFSCO, Wellington Management Company, LLP and HIMCO became respectively (with approval by the funds' Board of Directors) the interim investment advisers to the funds. Wellington and HIMCO are now the investment sub-advisers to the funds. Shareholders of record on April 12, 2001 then approved a definitive advisory agreement with HIFSCO and a definitive investment sub-advisory agreements with Wellington and HIMCO at a special meeting of the funds' shareholders held on May 31, 2001. Hartford Administrative Services Company, formerly Fortis Advisers, serves as transfer agent and dividend agent to the funds. HIFSCO is the principal underwriter to the funds.

   MARYLAND REDOMESTICATION: On November 30, 2001, the funds were redomesticated as series of a new Maryland corporation, Hartford-Fortis Series Fund, Inc.

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the portfolios was as follows:

                                                                    Class A
                                           ---------------------------------------------------------
                                                                   Year Ended July 31,
                                           -------   -----------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  9.37   $  8.86   $  8.96   $  9.30   $  9.16   $  8.87
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .12       .52       .50       .47       .50       .52
  Net realized and unrealized gain
    (loss) on investments...............       .30       .52      (.10)     (.34)      .14       .32
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .42      1.04       .40       .13       .64       .84
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.12)     (.53)     (.50)     (.47)     (.50)     (.52)
  Excess distributions of net realized
    gains...............................        --        --        --        --        --      (.03)
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.12)     (.53)     (.50)     (.47)     (.50)     (.55)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $  9.67   $  9.37   $  8.86   $  8.96   $  9.30   $  9.16
                                           -------   -------   -------   -------   -------   -------
Total return@...........................      4.50%    12.02%     4.62%     1.30%     7.14%     9.77%
Net assets end of period (000s
  omitted)..............................   $52,579   $47,798   $43,620   $49,274   $52,439   $59,128
Ratio of expenses to average daily net
  assets................................      1.04%*    1.04%     1.04%     1.03%     1.04%     1.06%
Ratio of net investment income to
  average daily net assets..............      5.01%*    5.67%     5.71%     5.07%     5.37%     5.83%
Portfolio turnover rate.................        32%      136%      181%       75%      118%      161%

                                                                    Class B
                                           ---------------------------------------------------------
                                                                   Year Ended July 31,
                                           -------   -----------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  9.34   $  8.83   $  8.94   $  9.28   $  9.14   $  8.86
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .10       .45       .43       .40       .43       .46
  Net realized and unrealized gain
    (loss) on investments...............       .30       .52      (.10)     (.34)      .14       .31
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .40       .97       .33       .06       .57       .77
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.10)     (.46)     (.44)     (.40)     (.43)     (.47)
  Excess distributions of net realized
    gains...............................        --        --        --        --        --      (.02)
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.10)     (.46)     (.44)     (.40)     (.43)     (.49)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $  9.64   $  9.34   $  8.83   $  8.94   $  9.28   $  9.14
                                           -------   -------   -------   -------   -------   -------
Total return@...........................      4.32%    11.24%     3.79%      .53%     6.40%     8.95%
Net assets end of period (000s
  omitted)..............................   $ 6,582   $ 5,284   $ 4,264   $ 4,703   $ 3,161   $ 2,826
Ratio of expenses to average daily net
  assets................................      1.79%*    1.79%     1.79%     1.78%     1.79%     1.81%
Ratio of net investment income to
  average daily net assets..............      4.25%*    4.92%     4.96%     4.32%     4.62%     5.08%
Portfolio turnover rate.................        32%      136%      181%       75%      118%      161%

*      Annualized.
**     For the three-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                       Class C
                                           ---------------------------------------------------------------
                                                                      Year Ended July 31,
                                           --------   ----------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             2001**      2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.34   $   8.83   $   8.93   $   9.27   $   9.13   $   8.85
                                           --------   --------   --------   --------   --------   --------

Operations:
  Investment income - net...............        .10        .45        .44        .40        .43        .46
  Net realized and unrealized gain
    (loss) on investments...............        .30        .52       (.10)      (.34)       .14        .31
                                           --------   --------   --------   --------   --------   --------
Total from operations...................        .40        .97        .34        .06        .57        .77
                                           --------   --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.10)      (.46)      (.44)      (.40)      (.43)      (.47)
  Excess distributions of net realized
    gains...............................         --         --         --         --         --       (.02)
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.10)      (.46)      (.44)      (.40)      (.43)      (.49)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   9.64   $   9.34   $   8.83   $   8.93   $   9.27   $   9.13
                                           --------   --------   --------   --------   --------   --------
Total return@...........................       4.31%     11.24%      3.91%       .52%      6.41%      8.96%
Net assets end of period (000s
  omitted)..............................   $  2,275   $  1,603   $  1,606   $  3,071   $  1,267   $  1,444
Ratio of expenses to average daily net
  assets................................       1.79%*     1.79%      1.79%      1.78%      1.79%      1.81%
Ratio of net investment income to
  average daily net assets..............       4.25%*     4.92%      4.93%      4.32%      4.62%      5.07%
Portfolio turnover rate.................         32%       136%       181%        75%       118%       161%

                                                                       Class E
                                           ---------------------------------------------------------------
                                                                      Year Ended July 31,
                                           --------   ----------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             2001**      2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.37   $   8.86   $   8.96   $   9.30   $   9.16   $   8.87
                                           --------   --------   --------   --------   --------   --------

Operations:
  Investment income - net...............        .13        .54        .52        .49        .52        .54
  Net realized and unrealized gain
    (loss) on investments...............        .30        .52       (.10)      (.34)       .14        .32
                                           --------   --------   --------   --------   --------   --------
Total from operations...................        .43       1.06        .42        .15        .66        .86
                                           --------   --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.13)      (.55)      (.52)      (.49)      (.52)      (.54)
  Excess distributions of net realized
    gains...............................         --         --         --         --         --       (.03)
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.13)      (.55)      (.52)      (.49)      (.52)      (.57)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   9.67   $   9.37   $   8.86   $   8.96   $   9.30   $   9.16
                                           --------   --------   --------   --------   --------   --------
Total return@...........................       4.57%     12.30%      4.91%      1.56%      7.42%     10.07%
Net assets end of period (000s
  omitted)..............................   $187,712   $182,170   $184,520   $254,096   $285,060   $324,643
Ratio of expenses to average daily net
  assets................................        .79%*      .79%       .79%       .78%       .79%       .81%
Ratio of net investment income to
  average daily net assets..............       5.25%*     5.93%      5.96%      5.32%      5.62%      6.08%
Portfolio turnover rate.................         32%       136%       181%        75%       118%       161%

*      Annualized.
**     For the three-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                                   Class H
                                           --------------------------------------------------------
                                                                  Year Ended July 31,
                                           -------   ----------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            2001**     2001      2000     1999      1998      1997
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  9.34   $  8.83   $ 8.94   $  9.28   $  9.14   $  8.86
                                           -------   -------   ------   -------   -------   -------

Operations:
  Investment income - net...............       .10       .45      .43       .40       .43       .46
  Net realized and unrealized gain
    (loss) on investments...............       .30       .52     (.10)     (.34)      .14       .31
                                           -------   -------   ------   -------   -------   -------
Total from operations...................       .40       .97      .33       .06       .57       .77
                                           -------   -------   ------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.10)     (.46)    (.44)     (.40)     (.43)     (.47)
  Excess distributions of net realized
    gains...............................        --        --       --        --        --      (.02)
                                           -------   -------   ------   -------   -------   -------
Total distributions to shareholders.....      (.10)     (.46)    (.44)     (.40)     (.43)     (.49)
                                           -------   -------   ------   -------   -------   -------
Net asset value, end of period..........   $  9.64   $  9.34   $ 8.83   $  8.94   $  9.28   $  9.14
                                           -------   -------   ------   -------   -------   -------
Total return@...........................      4.31%    11.24%    3.79%      .53%     6.40%     8.94%
Net assets end of period (000s
  omitted)..............................   $10,770   $10,078   $8,345   $10,262   $10,816   $10,637
Ratio of expenses to average daily net
  assets................................      1.79%*    1.79%    1.79%     1.78%     1.79%     1.80%
Ratio of net investment income to
  average daily net assets..............      4.25%*    4.92%    4.96%     4.32%     4.62%     5.08%
Portfolio turnover rate.................        32%      136%     181%       75%      118%      161%

*      Annualized.
**     For the three-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

                                                                   Class A
                                           --------------------------------------------------------
                                                                Year Ended September 30,
                                           -------   ----------------------------------------------
TAX-FREE NATIONAL PORTFOLIO                2001**     2001      2000     1999      1998      1997
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.05   $ 10.50   $10.47   $ 11.37   $ 11.06   $ 10.75
                                           -------   -------   ------   -------   -------   -------

Operations:
  Investment income - net...............       .04       .46      .50       .47       .50       .53
  Net realized and unrealized gain
    (loss) on investments...............       .11       .56      .02      (.78)      .34       .31
                                           -------   -------   ------   -------   -------   -------
Total from operations...................       .15      1.02      .52      (.31)      .84       .84
                                           -------   -------   ------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.04)     (.47)    (.49)     (.47)     (.49)     (.53)
  From net realized gains on
    investments.........................        --        --       --      (.12)     (.04)       --
                                           -------   -------   ------   -------   -------   -------
Total distributions to shareholders.....      (.04)     (.47)    (.49)     (.59)     (.53)     (.53)
                                           -------   -------   ------   -------   -------   -------
Net asset value, end of period..........   $ 11.16   $ 11.05   $10.50   $ 10.47   $ 11.37   $ 11.06
                                           -------   -------   ------   -------   -------   -------
Total return @..........................      1.33%     9.91%    5.09%    (2.87%)    7.75%     7.96%
Net assets end of period (000s
  omitted)..............................   $ 8,029   $ 7,892   $6,509   $ 8,247   $ 8,308   $ 7,263
Ratio of expenses to average daily net
  assets................................      1.20%*    1.22%    1.21%     1.19%     1.23%     1.20%
Ratio of net investment income to
  average daily net assets..............      3.96%*    4.24%    4.71%     4.31%     4.40%     4.78%
Portfolio turnover rate.................         0%       28%      64%       89%       74%       71%

*      Annualized.
**     For the three-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                 Class B
                                           ---------------------------------------------------
                                                             Year Ended September 30,
                                           ------   ------------------------------------------
TAX-FREE NATIONAL PORTFOLIO                2001**    2001     2000     1999     1998     1997
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $11.04   $10.49   $10.46   $11.36   $11.05   $10.74
                                           ------   ------   ------   ------   ------   ------

Operations:
  Investment income - net...............     .03       .38      .42      .38      .42      .44
  Net realized and unrealized gain
    (loss) on investments...............     .11       .56      .02     (.78)     .34      .31
                                           ------   ------   ------   ------   ------   ------
Total from operations...................     .14       .94      .44     (.40)     .76      .75
                                           ------   ------   ------   ------   ------   ------

Distributions to shareholders:
  From investment income - net..........    (.03)     (.39)    (.41)    (.38)    (.41)    (.44)
  From net realized gains on
    investments.........................      --        --       --     (.12)    (.04)      --
                                           ------   ------   ------   ------   ------   ------
Total distributions to shareholders.....    (.03)     (.39)    (.41)    (.50)    (.45)    (.44)
                                           ------   ------   ------   ------   ------   ------
Net asset value, end of period..........   $11.15   $11.04   $10.49   $10.46   $11.36   $11.05
                                           ------   ------   ------   ------   ------   ------
Total return @..........................    1.27%     9.14%    4.29%   (3.61%)   6.95%    7.14%
Net assets end of period (000s
  omitted)..............................   $1,723   $1,701   $1,540   $1,752   $1,493   $1,287
Ratio of expenses to average daily net
  assets................................    1.95%*    1.97%    1.96%    1.94%    1.98%    1.95%
Ratio of net investment income to
  average daily net assets..............    3.21%*    3.49%    3.96%    3.56%    3.65%    4.02%
Portfolio turnover rate.................       0%       28%      64%      89%      74%      71%

                                                                 Class C
                                           ---------------------------------------------------
                                                             Year Ended September 30,
                                           ------   ------------------------------------------
TAX-FREE NATIONAL PORTFOLIO                2001**    2001     2000     1999     1998     1997
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $11.02   $10.48   $10.45   $11.34   $11.04   $10.74
                                           ------   ------   ------   ------   ------   ------

Operations:
  Investment income - net...............     .03       .38      .42      .39      .41      .43
  Net realized and unrealized gain
    (loss) on investments...............     .11       .56      .02     (.78)     .34      .31
                                           ------   ------   ------   ------   ------   ------
Total from operations...................     .14       .94      .44     (.39)     .75      .74
                                           ------   ------   ------   ------   ------   ------

Distributions to shareholders:
  From investment income - net..........    (.03)     (.40)    (.41)    (.38)    (.41)    (.44)
  From net realized gains on
    investments.........................      --        --       --     (.12)    (.04)      --
                                           ------   ------   ------   ------   ------   ------
Total distributions to shareholders.....    (.03)     (.40)    (.41)    (.50)    (.45)    (.44)
                                           ------   ------   ------   ------   ------   ------
Net asset value, end of period..........   $11.13   $11.02   $10.48   $10.45   $11.34   $11.04
                                           ------   ------   ------   ------   ------   ------
Total return @..........................    1.27%     9.06%    4.30%   (3.53%)   6.86%    7.04%
Net assets end of period (000s
  omitted)..............................   $ 538    $  469   $  289   $  548   $  493   $  584
Ratio of expenses to average daily net
  assets................................    1.95%*    1.97%    1.96%    1.94%    1.98%    1.95%
Ratio of net investment income to
  average daily net assets..............    3.21%*    3.49%    3.96%    3.56%    3.65%    4.05%
Portfolio turnover rate.................       0%       28%      64%      89%      74%      71%

*      Annualized.
**     For the one-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.
42

--------------------------------------------------------------------------------

                                                                    Class E
                                           ---------------------------------------------------------
                                                                Year Ended September 30,
                                           -------   -----------------------------------------------
TAX-FREE NATIONAL PORTFOLIO                2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.07   $ 10.52   $ 10.49   $ 11.38   $ 11.07   $ 10.76
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .04       .49       .52       .50       .52       .55
  Net realized and unrealized gain
    (loss) on investments...............       .11       .56       .02      (.78)      .34       .31
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .15      1.05       .54      (.28)      .86       .86
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.04)     (.50)     (.51)     (.49)     (.51)     (.55)
  From net realized gains on
    investments.........................        --        --        --      (.12)     (.04)       --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.04)     (.50)     (.51)     (.61)     (.55)     (.55)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 11.18   $ 11.07   $ 10.52   $ 10.49   $ 11.38   $ 11.07
                                           -------   -------   -------   -------   -------   -------
Total return @..........................      1.35%    10.18%     5.33%    (2.56%)    7.97%     8.19%
Net assets end of period (000s
  omitted)..............................   $42,441   $42,331   $42,212   $47,140   $56,959   $59,727
Ratio of expenses to average daily net
  assets................................       .95%*     .97%      .96%      .94%      .98%      .95%
Ratio of net investment income to
  average daily net assets..............      4.21%*    4.49%     4.96%     4.56%     4.65%     5.03%
Portfolio turnover rate.................         0%       28%       64%       89%       74%       71%

                                                                    Class H
                                           ---------------------------------------------------------
                                                                Year Ended September 30,
                                           -------   -----------------------------------------------
TAX-FREE NATIONAL PORTFOLIO                2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.03   $ 10.49   $ 10.46   $ 11.35   $ 11.06   $ 10.75
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .03       .37       .42       .39       .40       .44
  Net realized and unrealized gain
    (loss) on investments...............       .12       .56       .02      (.78)      .34       .31
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .15       .93       .44      (.39)      .74       .75
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.03)     (.39)     (.41)     (.38)     (.41)     (.44)
  From net realized gains on
    investments.........................        --        --        --      (.12)     (.04)       --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.03)     (.39)     (.41)     (.50)     (.45)     (.44)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 11.15   $ 11.03   $ 10.49   $ 10.46   $ 11.35   $ 11.06
                                           -------   -------   -------   -------   -------   -------
Total return @..........................      1.36%     9.03%     4.29%    (3.52%)    6.76%     7.13%
Net assets end of period (000s
  omitted)..............................   $ 4,679   $ 4,853   $ 5,021   $ 6,019   $ 6,099   $ 5,111
Ratio of expenses to average daily net
  assets................................      1.95%*    1.97%     1.96%     1.94%     1.98%     1.95%
Ratio of net investment income to
  average daily net assets..............      3.21%*    3.49%     3.96%     3.56%     3.65%     4.03%
Portfolio turnover rate.................         0%       28%       64%       89%       74%       71%

*      Annualized.
**     For the one-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                 Class A
                                           ---------------------------------------------------
                                                             Year Ended September 30,
                                           ------   ------------------------------------------
TAX-FREE MINNESOTA PORTFOLIO               2001**    2001     2000     1999     1998     1997
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $10.31   $ 9.88   $ 9.91   $10.74   $10.43   $10.26
                                           ------   ------   ------   ------   ------   ------

Operations:
  Investment income - net...............     .04       .45      .48      .47      .49      .50
  Net realized and unrealized gain
    (loss) on investments...............     .11       .45     (.04)    (.67)     .32      .18
                                           ------   ------   ------   ------   ------   ------
Total from operations...................     .15       .90      .44     (.20)     .81      .68
                                           ------   ------   ------   ------   ------   ------

Distributions to shareholders:
  From investment income - net..........    (.04)     (.47)    (.47)    (.46)    (.49)    (.51)
  From net realized gains on
    investments.........................      --        --       --     (.17)    (.01)      --
                                           ------   ------   ------   ------   ------   ------
Total distributions to shareholders.....    (.04)     (.47)    (.47)    (.63)    (.50)    (.51)
                                           ------   ------   ------   ------   ------   ------
Net asset value, end of period..........   $10.42   $10.31   $ 9.88   $ 9.91   $10.74   $10.43
                                           ------   ------   ------   ------   ------   ------
Total return @..........................    1.41%     9.24%    4.63%   (1.94%)   8.13%    6.66%
Net assets end of period (000s
  omitted)..............................   $3,543   $3,570   $3,454   $3,240   $3,170   $3,689
Ratio of expenses to average daily net
  assets................................    1.09%*    1.10%    1.11%    1.11%    1.16%    1.21%
Ratio of net investment income to
  average daily net assets..............    4.03%*    4.45%    4.87%    4.48%    4.69%    4.89%
Portfolio turnover rate.................       0%       18%      56%      55%      55%      61%

                                                                 Class B
                                           ---------------------------------------------------
                                                             Year Ended September 30,
                                           ------   ------------------------------------------
TAX-FREE MINNESOTA PORTFOLIO               2001**    2001     2000     1999     1998     1997
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $10.31   $ 9.88   $ 9.90   $10.73   $10.42   $10.24
                                           ------   ------   ------   ------   ------   ------

Operations:
  Investment income - net...............     .03       .38      .42      .39      .41      .42
  Net realized and unrealized gain
    (loss) on investments...............     .11       .44     (.04)    (.67)     .32      .18
                                           ------   ------   ------   ------   ------   ------
Total from operations...................     .14       .82      .38     (.28)     .73      .60
                                           ------   ------   ------   ------   ------   ------

Distributions to shareholders:
  From investment income - net..........    (.03)     (.39)    (.40)    (.38)    (.41)    (.42)
  From net realized gains on
    investments.........................      --        --       --     (.17)    (.01)      --
                                           ------   ------   ------   ------   ------   ------
Total distributions to shareholders.....    (.03)     (.39)    (.40)    (.55)    (.42)    (.42)
                                           ------   ------   ------   ------   ------   ------
Net asset value, end of period..........   $10.42   $10.31   $ 9.88   $ 9.90   $10.73   $10.42
                                           ------   ------   ------   ------   ------   ------
Total return @..........................    1.35%     8.45%    3.96%   (2.73%)   7.18%    6.01%
Net assets end of period (000s
  omitted)..............................   $ 772    $  789   $  829   $  860   $1,271   $1,301
Ratio of expenses to average daily net
  assets................................    1.84%*    1.85%    1.86%    1.86%    1.91%    1.96%
Ratio of net investment income to
  average daily net assets..............    3.28%*    3.70%    4.12%    3.73%    3.94%    4.14%
Portfolio turnover rate.................       0%       18%      56%      55%      55%      61%

*      Annualized.
**     For the one-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                                    Class C
                                           ---------------------------------------------------------
                                                                Year Ended September 30,
                                           -------   -----------------------------------------------
TAX-FREE MINNESOTA PORTFOLIO               2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.34   $  9.90   $  9.93   $ 10.73   $ 10.44   $ 10.26
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .03       .38       .41       .42       .39       .42
  Net realized and unrealized gain
    (loss) on investments...............       .10       .45      (.04)     (.67)      .32       .18
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .13       .83       .37      (.25)      .71       .60
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.03)     (.39)     (.40)     (.38)     (.41)     (.42)
  From net realized gains on
    investments.........................        --        --        --      (.17)     (.01)       --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.03)     (.39)     (.40)     (.55)     (.42)     (.42)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.44   $ 10.34   $  9.90   $  9.93   $ 10.73   $ 10.44
                                           -------   -------   -------   -------   -------   -------
Total return @..........................      1.25%     8.55%     3.84%    (2.45%)    6.97%     6.00%
Net assets end of period (000s
  omitted)..............................   $   203   $   200   $   255   $   247   $   194   $   232
Ratio of expenses to average daily net
  assets................................      1.84%*    1.85%     1.86%     1.86%     1.91%     1.96%
Ratio of net investment income to
  average daily net assets..............      3.28%*    3.70%     4.12%     3.73%     3.94%     4.14%
Portfolio turnover rate.................         0%       18%       56%       55%       55%       61%

                                                                    Class E
                                           ---------------------------------------------------------
                                                                Year Ended September 30,
                                           -------   -----------------------------------------------
TAX-FREE MINNESOTA PORTFOLIO               2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.35   $  9.91   $  9.94   $ 10.77   $ 10.46   $ 10.28
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .04       .48       .51       .50       .52       .53
  Net realized and unrealized gain
    (loss) on investments...............       .10       .45      (.04)     (.67)      .32       .18
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .14       .93       .47      (.17)      .84       .71
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.04)     (.49)     (.50)     (.49)     (.52)     (.53)
  From net realized gains on
    investments.........................        --        --        --      (.17)     (.01)       --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.04)     (.49)     (.50)     (.66)     (.53)     (.53)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.45   $ 10.35   $  9.91   $  9.94   $ 10.77   $ 10.46
                                           -------   -------   -------   -------   -------   -------
Total return @..........................      1.33%     9.58%     4.87%    (1.71%)    8.25%     7.10%
Net assets end of period (000s
  omitted)..............................   $32,533   $32,259   $33,088   $37,396   $42,170   $43,584
Ratio of expenses to average daily net
  assets................................       .84%*     .85%      .86%      .86%      .91%      .96%
Ratio of net investment income to
  average daily net assets..............      4.28%*    4.70%     5.12%     4.73%     4.94%     5.14%
Portfolio turnover rate.................         0%       18%       56%       55%       55%       61%

*      Annualized.
**     For the one-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                    Class H
                                           ---------------------------------------------------------
                                                                Year Ended September 30,
                                           -------   -----------------------------------------------
TAX-FREE MINNESOTA PORTFOLIO               2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.34   $  9.91   $  9.93   $ 10.76   $ 10.44   $ 10.26
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .03       .38       .42       .39       .42       .42
  Net realized and unrealized gain
    (loss) on investments...............       .10       .44      (.04)     (.67)      .32       .18
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .13       .82       .38      (.28)      .74       .60
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.03)     (.39)     (.40)     (.38)     (.41)     (.42)
  From net realized gains on
    investments.........................        --        --        --      (.17)     (.01)       --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.03)     (.39)     (.40)     (.55)     (.42)     (.42)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 10.44   $ 10.34   $  9.91   $  9.93   $ 10.76   $ 10.44
                                           -------   -------   -------   -------   -------   -------
Total return @..........................      1.25%     8.43%     3.95%    (2.73%)    7.26%     6.00%
Net assets end of period (000s
  omitted)..............................   $ 1,094   $ 1,086   $ 1,076   $ 1,401   $ 1,458   $ 1,227
Ratio of expenses to average daily net
  assets................................      1.84%*    1.85%     1.86%     1.86%     1.91%     1.96%
Ratio of net investment income to
  average daily net assets..............      3.28%*    3.70%     4.12%     3.73%     3.94%     4.14%
Portfolio turnover rate.................         0%       18%       56%       55%       55%       61%

*      Annualized.
**     For the one-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

                                                                    Class A
                                           ---------------------------------------------------------
                                                                  Year Ended August 31,
                                           -------   -----------------------------------------------
VALUE FUND                                 2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 13.30   $ 14.30   $ 13.28   $ 11.85   $ 13.51   $ 10.75
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment income- net................        --       .03       .01       .05       .09       .09
  Net realized and unrealized gain
    (loss) on investments...............     (1.31)      .31      1.94      2.73      (.30)     2.94
                                           -------   -------   -------   -------   -------   -------
Total from operations...................     (1.31)      .34      1.95      2.78      (.21)     3.03
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........        --      (.02)       --      (.05)     (.09)     (.06)
  From net realized gains on
    investments.........................        --     (1.32)     (.93)    (1.30)    (1.36)     (.21)
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....        --     (1.34)     (.93)    (1.35)    (1.45)     (.27)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 11.99   $ 13.30   $ 14.30   $ 13.28   $ 11.85   $ 13.51
                                           -------   -------   -------   -------   -------   -------
Total return @..........................     (9.85%)    2.29%    15.76%    24.10%    (2.52%)   28.66%
Net assets end of period (000s
  omitted)..............................   $27,982   $30,480   $39,975   $34,302   $22,449   $21,855
Ratio of expenses to average daily net
  assets................................      1.43%*    1.41%     1.42%     1.48%     1.52%     1.59%
Ratio of net investment income (loss) to
  average daily net assets..............      (.14%)*     .05%     .14%      .32%      .55%      .72%
Portfolio turnover rate.................        12%      177%      228%      266%      260%       93%

*      Annualized.
**     For the one-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                                 Class B
                                           ----------------------------------------------------
                                                               Year Ended August 31,
                                           -------   ------------------------------------------
VALUE FUND                                 2001**     2001     2000     1999     1998     1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 12.85   $13.94   $13.06   $11.71   $13.39   $10.70
                                           -------   ------   ------   ------   ------   ------

Operations:
  Investment loss - net.................      (.02)    (.07)    (.08)    (.08)    (.02)    (.01)
  Net realized and unrealized gain
    (loss) on investments...............     (1.26)     .30     1.89     2.73     (.30)    2.94
                                           -------   ------   ------   ------   ------   ------
Total from operations...................     (1.28)     .23     1.81     2.65     (.32)    2.93
                                           -------   ------   ------   ------   ------   ------

Distributions to shareholders:
  From investment income - net..........        --       --       --       --       --     (.03)
  From net realized gains on
    investments.........................        --    (1.32)    (.93)   (1.30)   (1.36)    (.21)
                                           -------   ------   ------   ------   ------   ------
Total distributions to shareholders.....        --    (1.32)    (.93)   (1.30)   (1.36)    (.24)
                                           -------   ------   ------   ------   ------   ------
Net asset value, end of period..........   $ 11.57   $12.85   $13.94   $13.06   $11.71   $13.39
                                           -------   ------   ------   ------   ------   ------
Total return @..........................     (9.96%)   1.53%   14.90%   23.20%   (3.33%)  27.75%
Net assets end of period (000s
  omitted)..............................   $ 8,700   $9,668   $7,633   $6,662   $4,794   $2,480
Ratio of expenses to average daily net
  assets................................      2.18%*   2.16%    2.17%    2.23%    2.27%    2.34%
Ratio of net investment loss to average
  daily net assets......................      (.89%)*   (.70%)   (.61%)   (.43%)   (.20%)   (.04%)
Portfolio turnover rate.................        12%     177%     228%     266%     260%      93%

                                                                 Class C
                                           ----------------------------------------------------
                                                               Year Ended August 31,
                                           -------   ------------------------------------------
VALUE FUND                                 2001**     2001     2000     1999     1998     1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 12.86   $13.95   $13.07   $11.72   $13.39   $10.70
                                           -------   ------   ------   ------   ------   ------

Operations:
  Investment loss - net.................      (.03)    (.07)    (.08)    (.08)    (.01)    (.01)
  Net realized and unrealized gain
    (loss) on investments...............     (1.26)     .30     1.89     2.73     (.30)    2.94
                                           -------   ------   ------   ------   ------   ------
Total from operations...................     (1.29)     .23     1.81     2.65     (.31)    2.93
                                           -------   ------   ------   ------   ------   ------

Distributions to shareholders:
  From investment income - net..........        --       --       --       --       --     (.03)
  From net realized gains on
    investments.........................        --    (1.32)    (.93)   (1.30)   (1.36)    (.21)
                                           -------   ------   ------   ------   ------   ------
Total distributions to shareholders.....        --    (1.32)    (.93)   (1.30)   (1.36)    (.24)
                                           -------   ------   ------   ------   ------   ------
Net asset value, end of period..........   $ 11.57   $12.86   $13.95   $13.07   $11.72   $13.39
                                           -------   ------   ------   ------   ------   ------
Total return @..........................    (10.03%)   1.53%   14.90%   23.18%   (3.24%)  27.75%
Net assets end of period (000s
  omitted)..............................   $ 2,636   $2,935   $2,662   $2,486   $1,991   $1,002
Ratio of expenses to average daily net
  assets................................      2.18%*   2.16%    2.17%    2.23%    2.27%    2.34%
Ratio of net investment loss to average
  daily net assets......................      (.89%)*   (.70%)   (.61%)   (.43%)   (.20%)   (.04%)
Portfolio turnover rate.................        12%     177%     228%     266%     260%      93%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                       Class H
                                           ---------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------   ----------------------------------------------------
VALUE FUND                                  2001**      2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  12.86   $  13.95   $  13.07   $  11.72   $  13.39   $  10.70
                                           --------   --------   --------   --------   --------   --------

Operations:
  Investment loss - net.................       (.02)      (.07)      (.08)      (.08)      (.01)      (.01)
  Net realized and unrealized gain
    (loss) on investments...............      (1.26)       .30       1.89       2.73       (.30)      2.94
                                           --------   --------   --------   --------   --------   --------
Total from operations...................      (1.28)       .23       1.81       2.65       (.31)      2.93
                                           --------   --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........         --         --         --         --         --       (.03)
  From net realized gains on
    investments.........................         --      (1.32)      (.93)     (1.30)     (1.36)      (.21)
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....         --      (1.32)      (.93)     (1.30)     (1.36)      (.24)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $  11.58   $  12.86   $  13.95   $  13.07   $  11.72   $  13.39
                                           --------   --------   --------   --------   --------   --------
Total return @..........................      (9.95%)     1.53%     14.90%     23.18%     (3.24%)    27.75%
Net assets end of period (000s
  omitted)..............................   $  7,914   $  8,967   $  8,796   $  8,045   $  7,016   $  4,896
Ratio of expenses to average daily net
  assets................................       2.18%*     2.16%      2.17%      2.23%      2.27%      2.34%
Ratio of net investment loss to average
  daily net assets......................       (.89%)*     (.70%)     (.61%)     (.43%)     (.20%)     (.04%)
Portfolio turnover rate.................         12%       177%       228%       266%       260%        93%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

                                                                       Class A
                                           ---------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------   ----------------------------------------------------
CAPITAL FUND                                2001**      2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  15.09   $  23.85   $  22.81   $  22.37   $  26.13   $  21.89
                                           --------   --------   --------   --------   --------   --------

Operations:
  Investment loss - net.................       (.01)      (.05)      (.08)      (.03)      (.08)      (.08)
  Net realized and unrealized gain
    (loss) on investments...............       (.85)     (5.39)      6.47       6.73        .38       7.06
                                           --------   --------   --------   --------   --------   --------
Total from operations...................       (.86)     (5.44)      6.39       6.70        .30       6.98
                                           --------   --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........         --         --         --         --         --       (.01)
  From net realized gains on
    investments.........................         --      (3.32)     (5.35)     (6.26)     (4.06)     (2.73)
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....         --      (3.32)     (5.35)     (6.26)     (4.06)     (2.74)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $  14.23   $  15.09   $  23.85   $  22.81   $  22.37   $  26.13
                                           --------   --------   --------   --------   --------   --------
Total return @..........................      (5.70%)   (25.08%)    32.70%     37.88%      1.56%     34.57%
Net assets end of period (000s
  omitted)..............................   $385,620   $416,544   $615,473   $551,551   $312,582   $340,949
Ratio of expenses to average daily net
  assets................................       1.11%*     1.08%      1.07%      1.10%      1.13%      1.18%
Ratio of net investment loss to average
  daily net assets......................       (.34%)*     (.16%)     (.29%)     (.08%)     (.28%)     (.33%)
Portfolio turnover rate.................         13%       161%       165%       177%        71%        43%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                                   Class B
                                           -------------------------------------------------------
                                                                 Year Ended August 31,
                                           -------   ---------------------------------------------
CAPITAL FUND                               2001**     2001      2000      1999      1998     1997
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 13.81   $ 22.27   $ 21.77   $ 21.73   $25.67   $21.69
                                           -------   -------   -------   -------   ------   ------

Operations:
  Investment loss - net.................      (.03)     (.21)     (.62)     (.43)    (.26)    (.35)
  Net realized and unrealized gain
    (loss) on investments...............      (.78)    (4.93)     6.47      6.73      .38     7.06
                                           -------   -------   -------   -------   ------   ------
Total from operations...................      (.81)    (5.14)     5.85      6.30      .12     6.71
                                           -------   -------   -------   -------   ------   ------

Distributions to shareholders:
  From net realized gains on
    investments.........................        --     (3.32)    (5.35)    (6.26)   (4.06)   (2.73)
                                           -------   -------   -------   -------   ------   ------
Net asset value, end of period..........   $ 13.00   $ 13.81   $ 22.27   $ 21.77   $21.73   $25.67
                                           -------   -------   -------   -------   ------   ------
Total return @..........................     (5.87%)  (25.58%)   31.59%    36.94%     .80%   33.55%
Net assets end of period (000s
  omitted)..............................   $28,112   $29,777   $38,264   $24,847   $9,339   $7,284
Ratio of expenses to average daily net
  assets................................      1.86%*    1.83%     1.82%     1.85%    1.88%    1.93%
Ratio of net investment loss to average
  daily net assets......................     (1.09%)*    (.91%)   (1.04%)    (.83%)  (1.03%)  (1.08%)
Portfolio turnover rate.................        13%      161%      165%      177%      71%      43%

                                                                  Class C
                                           ------------------------------------------------------
                                                                Year Ended August 31,
                                           ------   ---------------------------------------------
CAPITAL FUND                               2001**    2001      2000      1999      1998     1997
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $13.81   $ 22.27   $ 21.76   $ 21.73   $25.68   $21.68
                                           ------   -------   -------   -------   ------   ------

Operations:
  Investment loss - net.................    (.03)      (.21)     (.62)     (.44)    (.27)    (.33)
  Net realized and unrealized gain
    (loss) on investments...............    (.78)     (4.93)     6.48      6.73      .38     7.06
                                           ------   -------   -------   -------   ------   ------
Total from operations...................    (.81)     (5.14)     5.86      6.29      .11     6.73
                                           ------   -------   -------   -------   ------   ------

Distributions to shareholders:
  From net realized gains on
    investments.........................      --      (3.32)    (5.35)    (6.26)   (4.06)   (2.73)
                                           ------   -------   -------   -------   ------   ------
Net asset value, end of period..........   $13.00   $ 13.81   $ 22.27   $ 21.76   $21.73   $25.68
                                           ------   -------   -------   -------   ------   ------
Total return @..........................   (5.87%)   (25.58%)   31.66%    36.87%     .76%   33.68%
Net assets end of period (000s
  omitted)..............................   $6,911   $ 7,557   $10,932   $ 5,715   $2,453   $1,432
Ratio of expenses to average daily net
  assets................................    1.86%*     1.83%     1.82%     1.85%    1.88%    1.93%
Ratio of net investment loss to average
  daily net assets......................   (1.09%)*    (.91%)   (1.04%)    (.83%)  (1.03%)  (1.08%)
Portfolio turnover rate.................      13%       161%      165%      177%      71%      43%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                        Class H
                                           -----------------------------------------------------------------
                                                                      Year Ended August 31,
                                           --------   ------------------------------------------------------
CAPITAL FUND                                2001**      2001        2000        1999       1998       1997
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  13.83   $  22.30   $    21.78   $  21.74   $  25.68   $  21.69
                                           --------   --------   ----------   --------   --------   --------

Operations:
  Investment loss - net.................       (.03)      (.21)        (.62)      (.43)      (.26)      (.34)
  Net realized and unrealized gain
    (loss) on investments...............       (.78)     (4.94)        6.49       6.73        .38       7.06
                                           --------   --------   ----------   --------   --------   --------
Total from operations...................       (.81)     (5.15)        5.87       6.30        .12       6.72
                                           --------   --------   ----------   --------   --------   --------

Distributions to shareholders:
  From net realized gains on
    investments.........................         --      (3.32)       (5.35)     (6.26)     (4.06)     (2.73)
                                           --------   --------   ----------   --------   --------   --------
Net asset value, end of period..........   $  13.02   $  13.83   $    22.30   $  21.78   $  21.74   $  25.68
                                           --------   --------   ----------   --------   --------   --------
Total return @..........................      (5.86%)   (25.59%)      31.68%     36.91%       .80%     33.61%
Net assets end of period (000s
  omitted)..............................   $ 37,750   $ 40,645   $   56,771   $ 40,760   $ 16,987   $ 14,468
Ratio of expenses to average daily net
  assets................................       1.86%*     1.83%        1.82%      1.85%      1.88%      1.93%
Ratio of net investment loss to average
  daily net assets......................      (1.09%)*     (.91%)      (1.04%)     (.83%)    (1.03%)    (1.06%)
Portfolio turnover rate.................         13%       161%         165%       177%        71%        43%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

                                                                        Class A
                                           -----------------------------------------------------------------
                                                                      Year Ended August 31,
                                           --------   ------------------------------------------------------
GROWTH FUND                                 2001**      2001        2000        1999       1998       1997
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  21.62   $  45.45   $    30.80   $  29.78   $  37.32   $  32.14
                                           --------   --------   ----------   --------   --------   --------

Operations:
  Investment loss - net.................       (.11)      (.30)        (.20)      (.13)      (.11)      (.16)
  Net realized and unrealized gain
    (loss) on investments...............      (2.30)    (14.98)       21.70      10.72      (3.59)      8.41
                                           --------   --------   ----------   --------   --------   --------
Total from operations...................      (2.41)    (15.28)       21.50      10.59      (3.70)      8.25
                                           --------   --------   ----------   --------   --------   --------

Distributions to shareholders:
  From net realized gains on
    investments.........................         --      (8.55)       (6.85)     (9.57)     (3.84)     (3.07)
                                           --------   --------   ----------   --------   --------   --------
Net asset value, end of period..........   $  19.21   $  21.62   $    45.45   $  30.80   $  29.78   $  37.32
                                           --------   --------   ----------   --------   --------   --------
Total Return@...........................     (11.15%)   (38.44%)      82.06%     40.00%    (10.59%)    27.01%
Net assets end of period (000s
  omitted)..............................   $593,267   $681,941   $1,203,376   $734,282   $581,819   $734,654
Ratio of expenses to average daily net
  assets................................       1.08%*     1.04%        1.04%      1.06%      1.05%      1.07%
Ratio of net investment loss to average
  daily net assets......................       (.52%)*     (.40%)       (.54%)     (.44%)     (.29%)     (.45%)
Portfolio turnover rate.................         28%       198%         140%       166%        61%        28%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                                    Class B
                                           ---------------------------------------------------------
                                                                  Year Ended August 31,
                                           -------   -----------------------------------------------
GROWTH FUND                                2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 19.53   $ 42.31   $ 29.26   $ 28.85   $ 36.53   $ 31.75
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment loss - net.................      (.12)     (.70)     (.30)     (.74)     (.25)     (.56)
  Net realized and unrealized gain
    (loss) on investments...............     (2.08)   (13.53)    20.20     10.72     (3.59)     8.41
                                           -------   -------   -------   -------   -------   -------
Total from operations...................     (2.20)   (14.23)    19.90      9.98     (3.84)     7.85
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From net realized gains on
    investments.........................        --     (8.55)    (6.85)    (9.57)    (3.84)    (3.07)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 17.33   $ 19.53   $ 42.31   $ 29.26   $ 28.85   $ 36.53
                                           -------   -------   -------   -------   -------   -------
Total Return@...........................    (11.26%)  (38.90%)   80.70%    38.98%   (11.25%)   26.02%
Net assets end of period (000s
  omitted)..............................   $27,013   $30,268   $43,250   $20,236   $12,417   $12,149
Ratio of expenses to average daily net
  assets................................      1.83%*    1.79%     1.79%     1.81%     1.80%     1.82%
Ratio of net investment loss to average
  daily net assets......................     (1.27%)*   (1.15%)   (1.29%)   (1.19%)   (1.04%)   (1.19%)
Portfolio turnover rate.................        28%      198%      140%      166%       61%       28%

                                                                    Class C
                                           ---------------------------------------------------------
                                                                  Year Ended August 31,
                                           -------   -----------------------------------------------
GROWTH FUND                                2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 19.53   $ 42.32   $ 29.26   $ 28.85   $ 36.52   $ 31.75
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment loss - net.................      (.11)     (.71)     (.30)     (.74)     (.24)     (.57)
  Net realized and unrealized gain
    (loss) on investments...............     (2.08)   (13.53)    20.21     10.72     (3.59)     8.41
                                           -------   -------   -------   -------   -------   -------
Total from operations...................     (2.19)   (14.24)    19.91      9.98     (3.83)     7.84
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From net realized gains on
    investments.........................        --     (8.55)    (6.85)    (9.57)    (3.84)    (3.07)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 17.34   $ 19.53   $ 42.32   $ 29.26   $ 28.85   $ 36.52
                                           -------   -------   -------   -------   -------   -------
Total Return@...........................    (11.21%)  (38.92%)   80.74%    38.98%   (11.22%)   25.98%
Net assets end of period (000s
  omitted)..............................   $ 6,131   $ 6,866   $10,352   $ 4,629   $ 2,738   $ 2,367
Ratio of expenses to average daily net
  assets................................      1.83%*    1.79%     1.79%     1.81%     1.80%     1.82%
Ratio of net investment loss to average
  daily net assets......................     (1.27%)*   (1.15%)   (1.29%)   (1.19%)   (1.04%)   (1.19%)
Portfolio turnover rate.................        28%      198%      140%      166%       61%       28%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                      Class H
                                           -------------------------------------------------------------
                                                                    Year Ended August 31,
                                           -------   ---------------------------------------------------
GROWTH FUND                                2001**      2001       2000       1999      1998       1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 19.55   $  42.35   $  29.28   $  28.86   $ 36.54   $  31.75
                                           -------   --------   --------   --------   -------   --------

Operations:
  Investment loss - net.................      (.11)      (.70)      (.30)      (.73)     (.25)      (.55)
  Net realized and unrealized gain
    (loss) on investments...............     (2.08)    (13.55)     20.22      10.72     (3.59)      8.41
                                           -------   --------   --------   --------   -------   --------
Total from operations...................     (2.19)    (14.25)     19.92       9.99     (3.84)      7.86
                                           -------   --------   --------   --------   -------   --------

Distributions to shareholders:
  From net realized gains on
    investments.........................        --      (8.55)     (6.85)     (9.57)    (3.84)     (3.07)
                                           -------   --------   --------   --------   -------   --------
Net asset value, end of period..........   $ 17.36   $  19.55   $  42.35   $  29.28   $ 28.86   $  36.54
                                           -------   --------   --------   --------   -------   --------
Total Return@...........................    (11.20%)   (38.91%)    80.72%     39.00%   (11.25%)    26.05%
Net assets end of period (000s
  omitted)..............................   $54,539   $ 61,764   $ 97,410   $ 50,547   $34,453   $ 34,941
Ratio of expenses to average daily net
  assets................................      1.83%*     1.79%      1.79%      1.81%     1.80%      1.82%
Ratio of net investment loss to average
  daily net assets......................     (1.27%)*    (1.15%)    (1.29%)    (1.19%)   (1.04%)    (1.19%)
Portfolio turnover rate.................        28%       198%       140%       166%       61%        28%


                                                                      Class Z
                                           -------------------------------------------------------------
                                                                    Year Ended August 31,
                                           -------   ---------------------------------------------------
GROWTH FUND                                2001**      2001       2000       1999      1998       1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 22.24   $  46.35   $  31.23   $  30.00   $ 37.47   $  32.18
                                           -------   --------   --------   --------   -------   --------

Operations:
  Investment loss - net.................      (.10)      (.15)      (.16)      (.06)     (.04)      (.05)
  Net realized and unrealized gain
    (loss) on investments...............     (2.37)    (15.41)     22.13      10.86     (3.59)      8.41
                                           -------   --------   --------   --------   -------   --------
Total from operations...................     (2.47)    (15.56)     21.97      10.80     (3.63)      8.36
                                           -------   --------   --------   --------   -------   --------

Distributions to shareholders:
  From net realized gains on
    investments.........................        --      (8.55)     (6.85)     (9.57)    (3.84)     (3.07)
                                           -------   --------   --------   --------   -------   --------
Net asset value, end of period..........   $ 19.77   $  22.24   $  46.35   $  31.23   $ 30.00   $  37.47
                                           -------   --------   --------   --------   -------   --------
Total Return@...........................    (11.11%)   (38.26%)    82.51%     40.49%   (10.34%)    27.34%
Net assets end of period (000s
  omitted)..............................   $94,961   $110,221   $231,410   $119,548   $95,370   $112,356
Ratio of expenses to average daily net
  assets................................       .83%*      .79%       .79%       .81%      .80%       .82%
Ratio of net investment loss to average
  daily net assets......................      (.27%)*     (.15%)     (.29%)     (.19%)    (.04%)     (.20%)
Portfolio turnover rate.................        28%       198%       140%       166%       61%        28%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                                      Class A
                                           --------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------   ---------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO              2001**      2001       2000       1999      1998       1997
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  21.24   $  60.44   $  36.04   $  26.42   $ 30.60   $  34.76
                                           --------   --------   --------   --------   -------   --------

Operations:
  Investment loss - net.................       (.03)      (.17)      (.44)      (.30)     (.35)      (.26)
  Net realized and unrealized gain
    (loss) on investments...............      (2.17)    (26.04)     35.42      18.42     (3.83)     (2.45)
                                           --------   --------   --------   --------   -------   --------
Total from operations...................      (2.20)    (26.21)     34.98      18.12     (4.18)     (2.71)
                                           --------   --------   --------   --------   -------   --------

Distributions to shareholders:
  From net realized gains on
    investments.........................         --     (12.99)    (10.58)     (8.50)       --      (1.18)
  Tax return of capital.................         --         --         --         --        --       (.27)
                                           --------   --------   --------   --------   -------   --------
Total distributions to shareholders.....         --     (12.99)    (10.58)     (8.50)       --      (1.45)
                                           --------   --------   --------   --------   -------   --------
Net asset value, end of period..........   $  19.04   $  21.24   $  60.44   $  36.04   $ 26.42   $  30.60
                                           --------   --------   --------   --------   -------   --------
Total return @..........................     (10.36%)   (50.60%)   115.84%     80.27%   (13.66%)    (7.89%)
Net assets end of period (000s
  omitted)..............................   $121,440   $138,175   $314,326   $147,346   $79,813   $105,422
Ratio of expenses to average daily net
  assets................................       1.50%*     1.39%      1.35%      1.50%     1.52%      1.55%
Ratio of net investment loss to average
  daily net assets......................      (1.02%)*     (.57%)     (.94%)    (1.08%)    (.97%)     (.84%)
Portfolio turnover rate.................         17%       151%       212%       271%       47%        25%

                                                                      Class B
                                           --------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------   ---------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO              2001**      2001       2000       1999      1998       1997
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  19.76   $  57.66   $  34.91   $  25.90   $ 30.16   $  34.46
                                           --------   --------   --------   --------   -------   --------

Operations:
  Investment loss - net.................       (.04)      (.68)      (.47)      (.91)     (.43)      (.40)
  Net realized and unrealized gain
    (loss) on investments...............      (2.02)    (24.23)     33.80      18.42     (3.83)     (2.45)
                                           --------   --------   --------   --------   -------   --------
Total from operations...................      (2.06)    (24.91)     33.33      17.51     (4.26)     (2.85)
                                           --------   --------   --------   --------   -------   --------

Distributions to shareholders:
  From net realized gains on
    investments.........................         --     (12.99)    (10.58)     (8.50)       --      (1.18)
  Tax return of capital.................         --         --         --         --        --       (.27)
                                           --------   --------   --------   --------   -------   --------
Total distributions to shareholders.....         --     (12.99)    (10.58)     (8.50)       --      (1.45)
                                           --------   --------   --------   --------   -------   --------
Net asset value, end of period..........   $  17.70   $  19.76   $  57.66   $  34.91   $ 25.90   $  30.16
                                           --------   --------   --------   --------   -------   --------
Total return @..........................     (10.43%)   (50.84%)   114.66%     79.35%   (14.12%)    (8.38%)
Net assets end of period (000s
  omitted)..............................   $ 18,115   $ 20,522   $ 38,246   $ 11,426   $ 5,849   $  6,561
Ratio of expenses to average daily net
  assets................................       2.05%*     1.94%      1.90%      2.05%     2.07%      2.10%
Ratio of net investment loss to average
  daily net assets......................      (1.57%)*    (1.12%)    (1.49%)    (1.63%)   (1.52%)    (1.39%)
Portfolio turnover rate.................         17%       151%       212%       271%       47%        25%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

FORTIS MUTUAL FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                    Class C
                                           ---------------------------------------------------------
                                                                  Year Ended August 31,
                                           -------   -----------------------------------------------
CAPITAL APPRECIATION PORTFOLIO             2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 19.77   $ 57.71   $ 34.94   $ 25.92   $ 30.18   $ 34.48
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment loss - net.................      (.04)     (.71)     (.47)     (.90)     (.43)     (.40)
  Net realized and unrealized gain
    (loss) on investments...............     (2.02)   (24.24)    33.82     18.42     (3.83)    (2.45)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................     (2.06)   (24.95)    33.35     17.52     (4.26)    (2.85)
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From net realized gains on
    investments.........................        --    (12.99)   (10.58)    (8.50)       --     (1.18)
  Tax return of capital.................        --        --        --        --        --      (.27)
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....        --    (12.99)   (10.58)    (8.50)       --     (1.45)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 17.71   $ 19.77   $ 57.71   $ 34.94   $ 25.92   $ 30.18
                                           -------   -------   -------   -------   -------   -------
Total return @..........................    (10.42%)  (50.87%)  114.60%    79.33%   (14.12%)   (8.38%)
Net assets end of period (000s
  omitted)..............................   $ 6,495   $ 7,278   $14,300   $ 3,612   $ 1,794   $ 1,875
Ratio of expenses to average daily net
  assets................................      2.05%*    1.94%     1.90%     2.05%     2.07%     2.10%
Ratio of net investment loss to average
  daily net assets......................     (1.57%)*   (1.12%)   (1.49%)   (1.63%)   (1.52%)   (1.39%)
Portfolio turnover rate.................        17%      151%      212%      271%       47%       25%

                                                                    Class H
                                           ---------------------------------------------------------
                                                                  Year Ended August 31,
                                           -------   -----------------------------------------------
CAPITAL APPRECIATION PORTFOLIO             2001**     2001      2000      1999      1998      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 19.77   $ 57.72   $ 34.94   $ 25.92   $ 30.18   $ 34.48
                                           -------   -------   -------   -------   -------   -------

Operations:
  Investment loss - net.................      (.04)     (.72)     (.47)     (.90)     (.43)     (.40)
  Net realized and unrealized gain
    (loss) on investments...............     (2.02)   (24.24)    33.83     18.42     (3.83)    (2.45)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................     (2.06)   (24.96)    33.36     17.52     (4.26)    (2.85)
                                           -------   -------   -------   -------   -------   -------

Distributions to shareholders:
  From net realized gains on
    investments.........................        --    (12.99)   (10.58)    (8.50)       --     (1.18)
  Tax return of capital.................        --        --        --        --        --      (.27)
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....        --    (12.99)   (10.58)    (8.50)       --     (1.45)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $ 17.71   $ 19.77   $ 57.72   $ 34.94   $ 25.92   $ 30.18
                                           -------   -------   -------   -------   -------   -------
Total return @..........................    (10.42%)  (50.88%)  114.64%    79.33%   (14.12%)   (8.38%)
Net assets end of period (000s
  omitted)..............................   $23,059   $26,051   $50,558   $20,755   $11,933   $13,379
Ratio of expenses to average daily net
  assets................................      2.05%*    1.94%     1.90%     2.05%     2.07%     2.10%
Ratio of net investment loss to average
  daily net assets......................     (1.57%)*   (1.12%)   (1.49%)   (1.63%)   (1.52%)   (1.39%)
Portfolio turnover rate.................        17%      151%      212%      271%       47%       25%

*      Annualized.
**     For the two-month period ended October 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Hartford-Fortis Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Fortis U.S. Government Securities Fund (a fund within Hartford-Fortis Series Fund, Inc.; formerly Fortis Income Portfolios, Inc. ), Tax-Free National Portfolio and Tax-Free Minnesota Portfolio, (funds within Hartford-Fortis Series Fund, Inc.; formerly Fortis Tax-Free Portfolios, Inc.), Fortis Capital Fund and Fortis Value Fund (funds within Hartford-Fortis Series Fund, Inc.; formerly Fortis Equity Portfolios, Inc.), Fortis Growth Fund (a fund within Hartford-Fortis Series Fund, Inc.; formerly Fortis Growth Fund, Inc.) and Capital Appreciation Portfolio, (a fund within Hartford-Fortis Series Fund, Inc.; formerly Fortis Advantage Portfolios, Inc.) as of October 31, 2001 and related statements of operations and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Securities Fund, Tax-Free National Portfolio, Tax-Free Minnesota Portfolio, Fortis Capital Fund, Fortis Value Fund, Fortis Growth Fund and Capital Appreciation Portfolio as of October 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
December 7, 2001

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

U.S. GOVERNMENT SECURITIES FUND

Ordinary Income Per Share

RECORD DATES                                     Class A     Class B     Class C     Class E     Class H
                                                 --------------------------------------------------------
Net Investment Income Per Share
8/31/2001....................................     $0.046      $0.039      $0.039      $0.048      $0.039
9/30/2001....................................      0.035       0.029       0.029       0.036       0.029
10/31/2001...................................      0.039       0.033       0.033       0.041       0.033
                                                  ------      ------      ------      ------      ------
Total Distributions..........................     $0.120      $0.101      $0.101      $0.125      $0.101
                                                  ------      ------      ------      ------      ------

TAX-FREE FUNDS

Exempt interest dividends are exempt from federal income taxes and should not be included in the shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January, 2002, the fund will provide the shareholder with information regarding the percentage of distributions exempt from federal taxes and a breakdown setting forth states from which income was earned.

During the month ended October 31, 2001, 100% of the Tax-Free National and Tax-Free Minnesota Portfolios' distributions were derived from interest on municipal securities and qualify as exempt dividends for federal tax purposes.

Detailed below are the per share distributions made during the month ended October 31, 2001.

TAX-FREE NATIONAL PORTFOLIO

Ordinary Income Per Share

RECORD DATE                                      Class A     Class B     Class C     Class E     Class H
                                                 --------------------------------------------------------
10/31/2001...................................     $0.037      $0.030      $0.030      $0.040      $0.030
                                                  ------      ------      ------      ------      ------
Total Distributions..........................     $0.037      $0.030      $0.030      $0.040      $0.030
                                                  ------      ------      ------      ------      ------

TAX-FREE MINNESOTA PORTFOLIO
Ordinary Income Per Share

RECORD DATE
10/31/2001...................................     $0.036      $0.029      $0.029      $0.038      $0.029
                                                  ------      ------      ------      ------      ------
Total Distributions..........................     $0.036      $0.029      $0.029      $0.038      $0.029
                                                  ------      ------      ------      ------      ------

DIRECTORS AND OFFICERS

DIRECTORS     Allen R. Freedman          DIRECTOR, FORTIS, INC., PRIOR TO JULY
                                           2000, CHAIRMAN AND CHIEF EXECUTIVE
                                           OFFICER, FORTIS, INC., AND MANAGING
                                           DIRECTOR OF FORTIS INTERNATIONAL,
                                           N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT; PRIOR
                                           TO JUNE 1999, PARTNER OF KPMG LLP
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           SENIOR VICE PRESIDENT, MARKETING AND
                                           NEW BUSINESS DEVELOPMENT, SELECT
                                           COMFORT CORPORATION, PRIOR TO 2000,
                                           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        THE WILLIAM E. MAYER PROFESSOR OF
                                           FINANCE AND CHAIR, FINANCE
                                           DEPARTMENT, UNIVERSITY OF MARYLAND,
                                           COLLEGE PARK, MD, CONSULTANT,
                                           INTERNATIONAL FINANCIAL INSTITUTIONS
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.
              David M. Znamierowski      SENIOR VICE PRESIDENT AND CHIEF
                                           INVESTMENT OFFICER OF HARTFORD LIFE,
                                           DIRECTOR AND SENIOR VICE PRESIDENT OF
                                           HIFSCO AND MANAGING DIRECTOR WITH HL
                                           ADVISORS

OFFICERS

David M. Znamierowski
  PRESIDENT
Robert W. Beltz, Jr.
  VICE PRESIDENT
Peter W. Cummins
  VICE PRESIDENT
Kevin J. Carr
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
George R. Jay
  VICE PRESIDENT
Stephen T. Joyce
  VICE PRESIDENT
David N. Levenson
  VICE PRESIDENT
Thomas M. Marra
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
John C. Walters
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISER AND          Hartford Investment Financial Services Company
PRINCIPAL UNDERWRITER           P.O. BOX 1744, HARTFORD, CT 06144-1744

REGISTRAR AND TRANSFER AGENT    Hartford Administrative Services Company
                                P.O. BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       State Street Bank and Trust Company
                                BOSTON, MASSACHUSETTS

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

UNDERWRITTEN AND DISTRIBUTED THROUGH
Woodbury Financial Services, Inc.
Member NASD, SIPC
P.O. Box 64284, St. Paul, MN 55164-0284

INVESTMENT MANAGER
Hartford Investment Financial
Services Company, HIFSCO
P.O. Box 2999, Hartford, CT 06104-2999

INVESTMENT SUBADVISERS
Hartford Investment Management
Company, HIMCO
P.O. Box 2999, Hartford, CT 06104-2999

Wellington Management Company, LLP
75 State Street, Boston, MA 02109




FORTIS FUNDS
P.O. Box 64284
St. Paul, MN 55164-0284


Fortis mutual funds                        ----------------
                                               PRSRT STD
                                             U.S. POSTAGE
                                                 PAID
                                             THE HARTFORD
                                           ----------------



The Fortis brandmark and Fortis-registered trademark- are servicemarks of Fortis (B) and Fortis (NL).

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